As filed with the Securities and Exchange Commission on September 13, 2002

File No. 333-96513
File No. 811-5343

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Registration Statement Under the Securities Act of 1933  ☒

Post-Effective Amendment No. 3

For Registration Under the Investment Company Act of 1940  ☒
Amendment No. 85

GE Life & Annuity Separate Account 4

(Exact Name of Registrant)

GE Life and Annuity Assurance Company

(Name of Depositor)

6610 W. Broad Street
Richmond, Virginia 23230
(Address of Depositor’s Principal Executive Office)
Depositor’s Telephone Number: (804) 281-6000

Heather Harker
Vice President, Associate General Counsel and Assistant Secretary
GE Financial Assurance
6610 W. Broad Street
Richmond, Virginia 23230
(Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒    immediately upon filing pursuant to paragraph (b) of Rule 485

☐    on (date) pursuant to paragraph (b) of Rule 485

☐    60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this	post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Variable Deferred Annuity Contracts

SUPPLEMENT DATED SEPTEMBER 13, 2002 TO

PROSPECTUS DATED MAY 1, 2002 FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE LIFE AND ANNUITY ASSURANCE COMPANY

THROUGH ITS

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The “Transfers Before the Annuity Commencement Date” and the “Internet Transactions” provisions of the “Transfers” section of your prospectus are amended as follows:

        Transfers Before the Annuity Commencement Date

You may submit 12 Subaccount transfers each calendar year by U.S. Mail, internet or facsimile. Once such 12 Subaccount transfers have been executed a letter will be sent to you notifying you that you may submit additional transfers only in writing by U.S. Mail at our Administrative Office. Transfer requests sent by same day mail, internet or facsimile will not be accepted. If you wish to cancel a written Subaccount transfer, you must also cancel it in writing by U.S. Mail or by overnight delivery service. We will process the cancellation request as of the Valuation Day the cancellation request is received at our Administrative Office. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a dollar-cost averaging program or portfolio rebalancing program.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer for each transfer after the first in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(1)	any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests;

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(2)	the transfer is a result of more than one trade involving the same Subaccount within a 30 day period; or

(3)	the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties (see the “Transfers by Third Parties” provision).

If your transfer request is not processed, you will be sent a letter notifying you that your transfer request was not honored. If we do not honor your transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Home Office in accordance with the first paragraph of this section.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

        Internet Transactions

You may make your first 12 transfers among the Subaccounts by electronically contacting us provided we receive written authorization from you at our Administrative Office to execute such transactions prior to your request. Transactions that can be conducted over the internet include, but are not limited to:

(1)
the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

(2)	dollar-cost averaging; and

(3)	portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

(1)	requiring you or a third party to provide some form of personal identification before we act on the internet instructions;

(2)	confirming the internet transaction in writing to you or a third party you authorized; and/or

(3)	retaining a record of your electronic request.

We reserve the right to limit or prohibit internet transactions.

        Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

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SUPPLEMENT DATED JUNE 3, 2002

TO THE PROSPECTUS DATED MAY 1, 2002

TO FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GE LIFE AND ANNUITY ASSURANCE COMPANY

THROUGH ITS GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective June 3, 2002, the second sentence of the “Principal Underwriter” provision of the “Distribution of the Contracts” section is amended as follows:

Capital Brokerage, a Washington corporation and an affiliate of ours, is located at  201 Merritt 7, PO Box 5005, Norwalk, Connecticut, 06856-5005.

1

GE Life & Annuity Separate Account 4
Prospectus For
Flexible Premium Variable Deferred Annuity Contract
Form P1153 12/99

Issued By:
GE Life and Annuity Assurance Company
6610 West Broad Street
Richmond, VA 23230
Telephone: (877) 569-3789

Administrative Office:
GE Life and Annuity Assurance Company
P.O. Box 402054
Atlanta, GA 30384-2054

This prospectus details the information regarding the Separate Account that you should know before investing. Please read it carefully. The prospectus will remain available through our Electronic Service Center. We have also provided current prospectuses that contain information about the portfolios available under the Contract. You should read the prospectuses of the portfolios along with this prospectus carefully before purchasing a Contract and current prospectuses will remain available through our Electronic Service Center.

This prospectus describes an individual flexible premium variable deferred annuity contract (the “Contract”) issued by GE Life and Annuity Assurance Company (the “Company,” “we,” “us,” or “our”). Most transactions involving this Contract may be performed through our Electronic Service Center.

The Contract offers you the accumulation of Contract Value and payment of periodic annuity benefits. We pay these benefits on a variable basis.

Both the value of a Contract before the Annuity Commencement Date and the amount of monthly payments afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

You may allocate your Purchase Payments to the Separate Account. The Subaccounts of the GE Life & Annuity Separate Account 4 (the “Separate Account”) invest in shares of the portfolios of the Funds. We list the Funds, and their currently available portfolios, below.

AIM Variable Insurance Funds:
AIM V.I. Aggressive Growth Fund
AIM V.I. Capital Appreciation Fund
AIM V.I. Capital Development Fund
AIM V.I. Core Equity Fund (formerly, AIM V.I. Growth and Income Fund)
AIM V.I. Global Utilities Fund
AIM V.I. Government Securities Fund
AIM V.I. New Technology Fund

Fidelity Variable Insurance Products Fund (“VIP”):
VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund III (“VIP III”):
VIP III Growth & Income Portfolio
VIP III Growth Opportunities Portfolio
VIP III Mid Cap Portfolio

GE Investments Funds, Inc.:
Income Fund
International Equity Fund
Mid-Cap Value Equity Fund
Money Market Fund
Premier Growth Equity Fund
Real Estate Securities Fund
S&P 500® Index Fund
Total Return Fund
U.S. Equity Fund

Janus Aspen Series:
Capital Appreciation Portfolio
Core Equity Portfolio (formerly, Equity Income Portfolio)
Flexible Income Portfolio*
International Growth Portfolio

* This portfolio may invest in lower quality debt securities commonly referred to as “junk bonds.”

Your Contract:

•	Is NOT a bank deposit
•	Is NOT FDIC insured
•	Is NOT insured or endorsed by a bank or any federal government agency
•	Is NOT available in every state
•	MAY go down in value

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

A Statement of Additional Information, dated May 1, 2002, concerning the Separate Account has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. Free hard copies of this prospectus and the Statement of Additional Information are available upon e-mail request through our Electronic Service Center at http://www.GEFN.com, http://www.AnnuityNet.com or the website where you purchased your Contract, or by calling (877) 569-3789. The Statement of Additional Information is also available through the SEC website at http://www.sec.gov.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2002.

Definitions

The following terms are used throughout the prospectus:

Accumulation Unit — An accounting unit of measure we use to calculate Contract Value before the Annuity Commencement Date.

Administrative Office — The office designated by the Company to receive written customer requests. The address is GE Life and Annuity Assurance Company, P.O. Box 402054, Atlanta, GA 30384-2054. Our phone number is (877) 569-3789.

Annuitant — The person upon whose life we will base the annuity benefit payments made after the Annuity Commencement Date.

Annuity Commencement Date — The date when we apply the Contract Value (less any premium taxes) for payment of annuity benefits under the Annuity Payment Option selected. This is the date of the first annuity payment and is specified in your Contract unless changed after issue.

Annuity Payment Option —  Any of the forms of annuity benefit payments allowed under the Contract.

Annuity Payout — An amount paid at regular intervals after the Annuity Commencement Date under one of the Annuity Payment Options available to the Owner and/or any other payee. The amount paid may vary.

Annuity Unit — A measure we use to calculate the amount of Annuity Payouts after the Annuity Commencement Date.

Beneficiary — The person or entity whom the Owner designates to receive the Death Benefit, if any, in case of the Owner’s death.

Code — The Internal Revenue Code of 1986, as amended.

Contingent Annuitant — The person named by the Owner who, at the death of the Annuitant before the Annuity Commencement Date, may become the Annuitant in certain circumstances.

Contract Value — The total value of all Accumulation Units for a Contract at any given time on or before the Annuity Commencement Date.

Contract Year — Each one-year period starting with the effective date of the Contract to the anniversary of that date in the following year.

Death Benefit — The amount payable to the Owner’s designated Beneficiary if the Owner dies before the Annuity Commencement Date.

Electronic Service Center — The electronic site that we maintain specifically for this Contract to provide variable annuity contract information and other information to current and prospective annuity Contract Owners and through which various transactions may be performed. Certain of these transactions may require faxed or mailed signatures. You may access the Electronic Service Center through http://GEFN.com, http://www.AnnuityNet.com or the website where you purchased your Contract.

Fund — Any open-end management investment company or any unit investment trust in which a Subaccount invests.

Owner — The individual(s) or entity who possesses rights of ownership under the Contract. “You” and “your” refer to the Owner. An Owner or Joint Owner is entitled to receive Annuity Payouts after the Annuity Commencement Date. The term “Owners” refers to the Owner or Joint Owner.

Purchase Payment(s) — Any payment received by the Company and applied to this Contract. When used in connection with this Contract, the term “Purchase Payment” means the same as the term “premium payment.”

Separate Account — The segregated investment account, GE Life & Annuity Separate Account 4, into which we set aside and invests the assets for the Contract offered in this prospectus, and other variable annuity contracts that we issue.

Subaccount  — That portion of the Separate Account which invests in shares of a portfolio of a particular Fund. A Subaccount corresponds to each portfolio of a Fund.

Valuation Day — Each day the New York Stock Exchange (NYSE) is open for regular trading except for days that a Subaccount’s corresponding portfolio does not value its shares.

Valuation Period — The period that starts at the close of trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table

The following table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase this Contract. The table reflects expenses of the Separate Account. For more complete descriptions of the various costs and expenses involved, see the “Charges and Other Deductions” provision in this prospectus. Premium tax charges also may apply, although they are not reflected in the table.

Owner Transaction Expenses:

Surrender Charge	None.

Transfer Charge (per transfer)1	$10

Annual Expenses (effective annual rate of Separate Account charges as a percentage of the daily net of the Separate Account):

Maximum Annuity Asset Charge

Mortality and expense risk charge	0.40%
Administrative expense charge	0.35%

Total Annual Expenses	0.75%

1	We do not currently assess this charge but we reserve the right to do so.

PORTFOLIO ANNUAL EXPENSES	The following table reflects the annual expenses of the portfolios of the Funds for the year ended December 31, 2001 (as a percentage of each portfolio’s average net assets).

Portfolios	Management Fees	Other Expenses	12b-1 Fees	Total Annual Expenses

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund	0.80%	0.41%	N/A	1.21%
AIM V.I. Capital Appreciation Fund	0.61%	0.24%	N/A	0.85%
AIM V.I. Capital Development Fund	0.75%	0.41%	N/A	1.16%
AIM V.I. Core Equity Fund (formerly, AIM V.I. Growth and Income Fund)	0.61%	0.21%	N/A	0.82%
AIM V.I. Global Utilities Fund	0.65%	0.42%	N/A	1.07%
AIM V.I. Government Securities Fund	0.50%	0.58%	N/A	1.08%
AIM V.I. New Technology Fund	0.81%	0.49%	N/A	1.30%

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Overseas Portfolio	0.73%	0.19%	N/A	0.92%

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio	0.48%	0.10%	N/A	0.58%
VIP III Growth Opportunities Portfolio	0.58%	0.11%	N/A	0.69%
VIP III Mid Cap Portfolio	0.58%	0.11%	N/A	0.69%

GE Investments Funds, Inc.

Income Fund	0.50%	0.05%	N/A	0.55%
International Equity Fund	1.00%	0.07%	N/A	1.07%
Mid-Cap Value Equity Fund	0.65%	0.03%	N/A	0.68%
Money Market Fund	0.38%	0.04%	N/A	0.42%
Premier Growth Equity Fund	0.65%	0.02%	N/A	0.67%
Real Estate Securities Fund	0.85%	0.05%	N/A	0.90%
S&P 500® Index Fund	0.35%	0.04%	N/A	0.39%
Total Return Fund	0.49%	0.04%	N/A	0.53%
U.S. Equity Fund	0.55%	0.03%	N/A	0.58%

Janus Aspen Series

Capital Appreciation Portfolio	0.65%	0.01%	N/A	0.66%
Core Equity Portfolio (formerly, Equity Income Portfolio)	0.65%	0.48%	N/A	1.13%
Flexible Income Portfolio	0.65%	0.03%	N/A	0.68%
International Growth Portfolio	0.65%	0.06%	N/A	0.71%

None of the portfolios listed above are subject to fee waivers or expense reimbursements.

The expenses shown above are deducted by the portfolios before they provide us with the daily net asset value. We then deduct the Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each portfolio. Information relating to the portfolios was provided by the portfolios and not independently verified by us.

OTHER CONTRACTS
We offer other variable annuity contracts which may also invest in the same (or many of the same) portfolios offered in the Contract. These contracts have different charges that could affect their subaccounts’ performance and they offer different benefits.

EXAMPLES
The following example shows the costs that would be incurred under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios for the year ended December 31, 2001 (as shown in the “Portfolio Annual Expenses” provision). These expenses, and therefore, the example, reflect certain fee waivers and expense reimbursements provided by some of the portfolios and assume they will continue for the periods shown. We cannot guarantee that these fee waivers and expense reimbursements will continue.

The example shows what an Owner would pay assuming a $1,000 investment, 5% return and no change in portfolio expenses. The Contract expenses include a mortality and expense risk charge of 0.40% and an administrative expense charge of 0.35%.

If you surrender, annuitize or do not surrender your Contract at the end of the applicable period:

Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund	$19.90	$61.53	$105.73	$228.53
AIM V.I. Capital Appreciation Fund	16.27	50.49	87.08	190.01
AIM V.I. Capital Development Fund	19.40	60.00	103.16	223.27
AIM V.I. Core Equity Fund (formerly, AIM V.I. Growth and Income Fund)	15.97	49.57	85.51	186.74
AIM V.I. Global Utilities Fund	18.49	57.25	98.52	213.73
AIM V.I. Government Securities Fund	18.59	57.56	99.03	214.79
AIM V.I. New Technology Fund	20.80	64.27	110.33	237.93

Fidelity Variable Insurance Products Fund

VIP Overseas Portfolio	16.98	52.65	90.74	197.62

Fidelity Variable Insurance Products Fund III

VIP III Growth & Income Portfolio	13.54	42.14	72.88	160.14
VIP III Growth Opportunities Portfolio	14.66	45.55	78.69	172.42
VIP III Mid Cap Portfolio	14.66	45.55	78.69	172.42

GE Investments Funds, Inc.

Income Fund	13.24	41.21	71.29	156.77
International Equity Fund	18.49	57.25	98.52	213.73
Mid-Cap Value Equity Fund	14.56	45.24	78.16	171.31
Money Market Fund	11.92	37.16	64.37	142.04
Premier Growth Equity Fund	14.45	44.93	77.63	170.20
Real Estate Securities Fund	16.78	52.03	89.69	195.45
S&P 500® Index Fund	11.62	36.22	62.76	138.61

Subaccount Investing In:	1 Year	3 Years	5 Years	10 Years

Total Return Fund	$13.04	$40.59	$70.22	$154.52
U.S. Equity Fund	13.54	42.14	72.88	160.14

Janus Aspen Series

Capital Appreciation Portfolio	14.35	44.62	77.11	169.08
Core Equity Portfolio (formerly, Equity Income Portfolio)	19.09	59.09	101.61	220.10
Flexible Income Portfolio	14.56	45.24	78.16	171.31
International Growth Portfolio	14.86	46.17	79.74	174.63

Synopsis

What type of Contract am I buying?    It is an individual deferred variable annuity contract issued by the Company. This prospectus only provides disclosure about the Contract. Certain features described in this prospectus may vary from your Contract. See “The Contract” provision in this prospectus.

What is the Separate Account?    It is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. The assets of the Separate Account are allocated to one or more Subaccounts, in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See “The Separate Account” provision of this prospectus.

What are my investment choices?    Through its various Subaccounts, the Separate Account uses your Purchase Payments to purchase shares, at your direction, in one or more of the portfolios of the Funds. In turn, each portfolio holds securities consistent with its own particular investment objective. See “The Separate Account  — Subaccounts” provision.

How does the Contract work?    During the accumulation period your Purchase Payments will buy Accumulation Units under the Contract. When you annuitize (that is, change your Contract to a payment mode rather than an accumulation mode), your Accumulation Units will be converted to Annuity Units. Your periodic Annuity Payout will be based upon the number of Annuity Units to which you became entitled at the time you annuitize and the value of each unit on the Valuation Date the payment is calculated. See “The Contract” provision of this prospectus.

What can I do through the Electronic Service Center?    We maintain the Electronic Service Center to provide information to you. Also, we perform various transactions through the Electronic Service Center. For security, we may issue you a Personal Identification Number (PIN) or password. You are responsible for any use of this PIN or password. Detailed instructions on how to perform various transactions such as transferring funds from one Subaccount to another Subaccount, changing the Beneficiary or making a withdrawal can be found at the Electronic Service Center. These procedures must be followed.

For legal reasons, certain transactions require a document with a signature. Electronic requests for transactions that require a signature will not be processed.

What charges are associated with this Contract?    We assess annual charges in the aggregate at an effective annual rate of 0.75% against the daily net asset value of the Separate Account, including that portion of the Separate Account attributable to your Purchase Payments. These charges consist of an administrative expense charge of 0.35% and a mortality and expense risk charge of 0.40%.

If your state assesses a premium tax with respect to your Contract, we will deduct those amounts from Purchase Payments or Contract Value at the time the tax is incurred (or at another time we choose). See the “Charges and Other Deductions” provision.

Each portfolio pays a management fee to its investment advisers based upon its average daily net asset value. Each portfolio also has additional operating expenses associated with the daily operation of the Funds. See the “Expense Table — Portfolio Annual Expenses” provision. These fees and expenses are more fully described in the prospectuses for the portfolios.

We pay compensation to broker-dealers who sell the Contracts. For a discussion of this compensation, see the “Distribution of the Contracts” provision.

How much must I pay, and how often?    You may purchase the contract for $1,000.00. After that, Purchase Payments are flexible, although some limitations on the amounts may apply. See the “Contract — Purchase Payments” provision for more information.

How will my Annuity Payouts be calculated?    When you annuitize, you elect an Annuity Payment Option. Once you have done so, your Annuity Payout will be based upon a number of factors. One factor will be the changing values of the Subaccounts to which you have allocated funds. Another factor will be your age at the Annuity Commencement Date. See the “Annuity Payouts” provision.

What happens if I die before I annuitize?    We will pay the Contract Surrender Value determined as of the date of payment to your designated Beneficiary. Your Beneficiary will have certain options with regard to how we pay the money out. See the “Death Benefit” provision of this prospectus.

May I transfer assets among the Subaccounts?    Yes, but there may be limits on how often you may do so. See the “Transfers” provision.

May I surrender the Contract or take a partial withdrawal?    Yes, subject to Contract requirements. See the “Surrenders and Partial Withdrawals” provision.

If you surrender the Contract or take a partial withdrawal, you may be subject to premium tax and if you take a distribution before age 59 1/2, the Internal Revenue Service may assess an additional 10% penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the “Federal Tax Matters” provision.

Do I get a free look at this Contract?    Yes. If within ten days (or a longer period if required by law) of the date you receive the signed Contract through the Electronic Service Center, you cancel the Contract through the Electronic Service Center or return it, postage prepaid to our Administrative Office, it will be canceled. We will allocate your Purchase Payments to the Subaccount investing in GE Investments Funds — Money Market Fund until we deem the free look period to have expired. Solely for this purpose, we deem the free look period to expire 15 days after we deliver your Contract to your personal folder. At that point, we will allocate the Purchase Payments to the Subaccounts you have chosen.

If you exercise this right, we will cancel the Contract as of the day we receive your request, and send you a refund equal to the greater of:

(1)
your Contract Value plus any charges we have deducted from your Purchase Payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned Contract; or

(2)	we will refund your Purchase Payments made (less any withdrawals previously taken).

See the “Additional Information — Return Privilege” provision.

May I receive materials in writing from the Company?    Yes. You may receive any materials in writing, such as the prospectuses and annual reports, by contacting our Administrative Office at the address listed on page 1 of this prospectus or by e-mailing our Electronic Service Center. In addition, at any time, you may revoke your consent to receive materials electronically by writing our Administrative Office.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of accumulation units outstanding for each Subaccount for the periods shown are as follows:

Funds	Accumulation Unit Values as of 1/02/02	Accumulation Unit Values as of 12/31/01	No. of Units as of 12/31/01	Accumulation Unit Values as of 1/02/01	Accumulation Unit Values as of 12/31/00	No. of Units as of 12/31/00

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund	6.81	6.83	1,322	8.53	9.31	136
AIM V.I. Capital Appreciation Fund	6.34	6.33	1,177	7.78	8.32	2,185
AIM V.I. Capital Development Fund	9.62	9.68	506	—	—	—
AIM V.I. Global Utilities Fund	6.94	6.87	153	—	—	—
AIM V.I. Government Securities Fund	11.00	11.05	822	—	—	—
AIM V.I. Core Equity Fund (formerly, AIM V.I. Growth and Income Fund)	7.01	6.97	39	—	—	—
AIM V.I. New Technology Fund	3.49	3.49	15,314	5.80	6.69	314

Fidelity Variable Insurance Products Fund

VIP Overseas Portfolio	6.99	6.94	—	—	—	—

Fidelity Variable Insurance Products Fund III

VIP III Growth & Income Portfolio	9.04	8.97	6,651	9.67	9.90	1,952
VIP III Growth Opportunities Portfolio	7.56	7.54	194	8.56	8.88	2,112
VIP III Mid Cap Portfolio	10.52	10.60	2,055	10.65	11.03	207

GE Investments Funds, Inc.

Income Fund	11.22	11.26	3,905	—	—	—
International Equity Fund	6.95	6.94	—	—	—	—
Mid-Cap Value Equity Fund	10.98	11.02	2,066	—	—	—
Money Market Fund	1.06	1.06	1,890,168	1.02	1.02	10,156,142
Premier Growth Equity Fund	8.77	8.75	207	—	—	—
Real Estate Securities Fund	11.80	11.79	3,236	10.54	10.62	109
S&P 500® Index Fund	8.05	8.00	6,754	8.93	9.19	2,155
Total Return Fund	9.83	9.85	—	—	—	—
U.S. Equity Fund	9.05	9.04	4,772	—	—	—

Janus Aspen Series

Capital Appreciation Portfolio	6.68	6.67	649	8.21	8.59	2,683
Core Equity Portfolio (formerly, Equity Income Portfolio)	8.28	8.27	287	9.21	9.45	104
Flexible Income Portfolio	11.06	11.13	941	—	—	—
High Yield Portfolio	—	—	—	9.88	9.88	111
International Growth Portfolio	6.37	6.38	320	8.22	8.38	392

Investment Results

At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature or other advertisements. We will calculate the results on a total return basis for various periods. Total returns assume an initial investment of $1,000 and include the reinvestment of dividends and capital gains of the portfolios, the portfolios’ charges and expense, and charges associated with the Contact (including the mortality and expense risk charge and the administrative expense charge.) Premium taxes are not reflected in any of the calculations, but may apply. See the “Appendix” and the Statement of Additional Information for further information.

Financial Statements

The consolidated financial statements of the Company and its subsidiary, and the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free hard copy of the Statement of Additional Information, please contact our Electronic Service Center at http://www.GEFN.com or the website where you purchased your Contract, or call us at (877) 569-3789. In addition the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov.

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contacts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia

Capital Brokerage Corporation serves as principal underwriter for the Contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

We are a charter member of the Insurance Marketplace Standards Association (“IMSA”). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA’s Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the Contract as well as for other purposes permitted by law.

The Separate Account currently has multiple Subaccounts that are available under the Contract, but that number may change in the future. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net Purchase Payments in accordance with your instructions after we deem the free look period to have ended.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the Contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our general account to the extent that the assets of the Separate Account exceed its liabilities arising under the Contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

THE PORTFOLIOS
There is a separate Subaccount which corresponds to each portfolio offered in this Contract. You decide the Subaccounts to which you allocate net Purchase Payments after the free look period has ended. You may change your allocation without penalty or charges. Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has distinct investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before allocating your net Purchase Payments and/or transferring assets to a Subaccount, carefully read the prospectus for each portfolio, along with this prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet their objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk associated with investing in the portfolios.

The investment objectives and policies of certain portfolios may be similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS	We offer you a choice from among the following Subaccounts, each of which invests in an underlying portfolio of one of the Funds.

	Subaccount Investing In	Investment Objective	Adviser (and Sub- Adviser(s), as applicable)

AIM VARIABLE INSURANCE FUNDS	AIM V.I. Aggressive Growth Fund	Objective is to achieve long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Capital Appreciation	Objective is growth of capital.	A I M Advisors, Inc.

	AIM V.I. Capital Development Fund	Objective is long-term growth of capital.	A I M Advisors, Inc.

	AIM V.I. Core Equity Fund (formerly, AIM V.I. Growth and Income Fund)	Objective is growth of capital with a secondary objective of current income.	A I M Advisors, Inc.

	AIM V.I. Global Utilities Fund	Objectives are to achieve a high total return.	A I M Advisors, Inc.

	AIM V.I. Government Securities	Objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.	A I M Advisors, Inc.

	AIM V.I. New Technology Fund	Objective is long-term growth of capital.	A I M Advisors, Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (“VIP”)	VIP Overseas Portfolio	Seeks long-term growth of capital by investing at least 80% of total assets in foreign securities, primarily in common stocks.	Fidelity Management & Research Company (subadvised by FMR Co., Inc.)

	Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (“VIP III”)	VIP III Growth & Income Portfolio
Seeks high total return through a combination of current income and capital appreciation by investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investment Japan Limited; FMR Co., Inc.)

	VIP III Growth Opportunities Portfolio	Seeks to provide capital growth by investing primarily in common stock and other types of securities, including bonds, which may be lower-quality debt securities.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited, and FMR Co., Inc.)

	VIP III Mid Cap Portfolio	Seeks long-term growth of capital by investing primarily in common stocks and at least 80% of total assets in securities of companies with medium market capitalizations.	Fidelity Management & Research Company (subadvised by Fidelity Management & Research (U.K.), Inc. and Fidelity Management & Research Far East Inc.)

GE INVESTMENTS FUNDS, INC.	Income Fund
Seeks to provide maximum income consistent with prudent investment management and preservation of capital by investing primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments.
GE Asset Management Incorporated

	International Equity Fund	Seeks to provide long-term growth of capital by investing primarily in foreign equity and equity-related securities which the adviser believes have long-term potential for capital growth.	GE Asset Management Incorporated

Mid-Cap Value Equity Fund
Seeks to provide long-term growth of capital and future income by investing primarily in equity securities of mid-cap companies that the investment adviser believes are undervalued by the market and have above-average growth potential.
GE Asset Management Incorporated

Money Market Fund
Seeks to provide the highest level of current income consistent with the preservation of capital and maintenance of liquidity by investing in various types of U.S. dollar denominated short-term money market instruments.
GE Asset Management Incorporated

	Subaccount	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

Premier Growth Equity Fund
Seeks to provide long-term growth of capital and future income rather than current income by investing primarily in a limited number of equity securities of large and medium-sized companies that have above-average growth histories and/or growth potential.
GE Asset Management Incorporated

Real Estate Securities Fund
Seeks to provide maximum total return through current income and capital appreciation by investing primarily in equity and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry including those that own significant real estate assets. This portfolio does not invest directly in real estate.
GE Asset Management Incorporated (subadvised by Seneca Capital Management, L.L.C.)

S&P 500® Index Fund1
Seeks to provide growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor’s 500 Composite Stock Price Index through investment in common stocks comprising that Index.
GE Asset Management Incorporated (subadvised by SSgA Funds Management, Inc.)

Total Return Fund
Seeks to provide the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk by following an asset allocation strategy that provides diversification across a range of asset classes and contemplates shifts among them from time to time.
GE Asset Management Incorporated

	U.S. Equity Fund	Seeks to provide long-term growth of capital through investments primarily in equity securities of U. S. companies.	GE Asset Management Incorporated

JANUS ASPEN SERIES	Capital Appreciation Portfolio	Non-diversified2 portfolio that seeks long-term growth of capital.	Janus Capital Management LLC

	Core Equity Portfolio (formerly, Equity Income Portfolio)	Seeks long-term growth of capital.	Janus Capital Management LLC

1
Standard & Poors, S&P, and S&P 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500® Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poors, and Standard and Poors makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Contract.

2
A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security’s increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

Subaccount Investing In	Investment Objective	Adviser (and Sub-Adviser(s), as applicable)

Flexible Income Portfolio	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC

International Growth Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender or withdrawal proceeds, to make Annuity Payouts, or for other purposes described in the Contract. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the Funds are not sold directly to the general public. They are sold to the Company and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the portfolios for additional information.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

CHANGES TO THE SEPARATE ACCOUNT AND THE SUBACCOUNTS
We reserve the right, within the law, to make additions, deletions and substitutions of any portfolio(s) within the Funds in which the Separate Account participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Contract. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio’s shares should no longer be available, or if investment in any portfolio’s shares should become inappropriate, in the judgment of our management, for the purposes of the Contract. The new portfolio may have higher fees and charges than the portfolio it replaced. We cannot substitute or delete shares attributable to your Contact without prior notice to you and before approval of the SEC, in accordance with the 1940 Act. We will also inform you within fifteen (15) days after such substitution occurs. We will notify you before and after the substitution by placing a notice in your personal folder at the Electronic Service Center. This notice will also be sent to your e-mail address on file with us.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all subaccounts may be available to all classes of Contracts. We may combine existing Subaccounts.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, manage the Separate Account under the direction of a committee, create new separate accounts, or combine the Separate Account with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

Charges and Other Deductions

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. Our administrative services include:

•	processing applications for and issuing the Contracts;

•	processing purchases and redemptions of portfolio shares as required;

•	maintaining records;

•	telephone transfers;

•	administering Annuity Payouts;

•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

•	reconciling and depositing cash receipts;

•	providing Contract confirmations and periodic statements; and

•	providing Electronic services.

The risks we assume include:

•
the risk that the actual life-span of persons receiving Annuity Payouts under the Contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed); and

•	the risk that our costs in providing the services will exceed our revenues from Contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM THE SEPARATE ACCOUNT
We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 0.75% of the daily net assets of the Separate Account. This charge consists of an administrative expense charge at an effective annual rate of 0.35% and a mortality and expense risk charge at an effective annual rate of 0.40%. We pay an administrative expense charge to AnnuityNet, Inc. for the services it provides. AnnuityNet maintains the Electronic Service Center, processes applications, and performs various other administrative services. These deductions from the Separate Account are reflected in your Contract Value.

DEDUCTIONS FOR PREMIUM TAXES
Any premium tax or other tax levied by any governmental entity as a result of the existence of the Contracts or the Separate Account will be deducted from the Purchase Payments or Contract Value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes will vary, generally depending upon the law of your state of residence. In those states which tax these premiums, the tax generally ranges from 0% to 3.5%.

OTHER CHARGES AND DEDUCTIONS	There are deductions from and expenses paid out of the assets of the portfolios that are more fully described in the prospectuses for the portfolios.

In addition, we reserve the right to impose a $10.00 transfer charge per transfer.

We may sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commission to the broker-dealers for selling the Contracts. You do not pay these commissions, we do. See the “Distribution of the Contracts” provision for more information.

The Contract

The Contract is an individual flexible premium variable deferred annuity Contract. We describe your rights and benefits below and in the Contract. Your Contract may differ in certain respects from the description below because of the requirements of the state where we issued your Contract. In addition, we reserve the right to amend the Contract to meet the requirements of the 1940 Act or other applicable Federal or state laws or regulations. You will be notified of any changes, modifications, or waivers through the Electronic Service Center.

PURCHASE OF THE CONTRACT
If you wish to purchase the Contract, you must apply for it by downloading, completing, signing, and then mailing the application to our Administrative Office. When we receive the completed application, we decide whether to accept or reject it. If the application is accepted, the Contract is prepared and executed by our legally authorized officers. The Contract is then provided to you through the Electronic Service Center. See the “Distribution of the Contracts” provision.

Once a completed application and all other information necessary for processing a purchase order are received, we will apply your initial Purchase Payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days. If an incomplete application cannot be completed within those five days, you will be informed of the reasons, and the Purchase Payment will be returned immediately (unless you specifically authorize us to keep it until the application is complete). Once the application is complete, we must apply the initial Purchase Payment within two business days.

Purchase Payments can be made electronically by an electronic fund transfer (“EFT”), wired or mailed to:

GE Life and Annuity Assurance Company,
P.O. Box 402054,
Atlanta, GA 30384-2054.

To apply for a Contract, you must be of legal age in a state where we may lawfully sell the Contract. The Annuitant cannot be older than age 85 at the time we issue the Contract.

PURCHASING THE CONTRACT THROUGH A TAX-FREE “SECTION 1035” EXCHANGE
Section 1035 of the Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can use the proceeds from another annuity contract to make Purchase Payments for this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The charges under this Contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this Contract generally will earn a commission.

OWNERSHIP
As the Owner, you have all the rights under the Contract, subject to the rights of any irrevocable Beneficiary. According to Virginia law, the assets in the Separate Account are held for the exclusive benefit of all Owners and their designated Beneficiaries.

Two persons may apply for a Contact as Joint Owners. Joint Owners have equal undivided interests in their Contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the Contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the Contract. We may require additional information if Joint Ownership is requested after the Contract is issued.

During the Annuitant’s life, you can change any non-natural Owner to another non-natural Owner.

ASSIGNMENT
An Owner of a Non-Qualified Contract may, with our prior consent, assign some or all of his or her rights under the Contract. As assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Electronic Service Center or Administrative Office, the assignment will become effective as of the date the written request was signed.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Electronic Service Center or Administrative Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of Contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract exceeding the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE PAYMENTS
You may make Purchase Payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total Purchase Payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Purchase Payments may be made, until the Annuity Commencement Date, the surrender of the Contract, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a Purchase Payment for any lawful reason, and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial Purchase Payment must be at least $1,000. Subsequent Purchase Payments must be at least $100.

VALUATION DAY
We will value Accumulation Units and Annuity Units once daily at the close of regular trading (currently, 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open except for days on which a portfolio does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS
During the free look period, we allocate your Purchase Payments to the Subaccount investing in the GE Investments Funds Inc. — Money Market Fund (“Money Market Subaccount”). After we deem the free look period to end (15 days after we deliver your Contract to your personal folder), we will transfer assets in the Money Market Subaccount, as well as any additional Purchase Payments to the Subaccounts you choose.

Upon allocation to the appropriate Subaccounts, we convert net Purchase Payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive the Purchase Payment at our Administrative Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio’s investments perform, but also upon the charges of the Separate Account and the fees and expenses of the portfolios.

You may change the allocation of subsequent Purchase Payments at any time, without charge, by sending us acceptable notice through our Electronic Service Center, by writing or calling our Administrative Office. The new allocation will apply to any Purchase Payments made after we receive notice of the change.

VALUATION OF ACCUMULATION UNITS
We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your Contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any “ex-dividend” date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution. Also, we take into account a per share charge or credit for any taxes reserved which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the portfolios because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Transfers

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE
You may transfer all or a portion of your Contract Value between and among the Subaccounts of the Separate Account, subject to certain conditions before the earliest of the surrender of the Contract, payment of any Death Benefit, and the Annuity Commencement Date. We process transfers among the Subaccounts as of the end of the Valuation Period that we receive the transfer request through our Electronic Service Center or in writing at our Administrative Office. We may postpone transfers to, from, or among the Subaccounts, under certain circumstances. See the “Requesting Payments” provision of this prospectus.

We may restrict certain transfers among the Subaccounts. Currently, there is no limit on the number of transfers between and among Subaccounts; however, upon written notice we reserve the right to limit the number of transfers each calendar year to 12, or if it is necessary for the Contract to continue to be treated as an annuity contract by the Code, a lower number. We do not currently charge for transfers. However, we reserve the right to assess a charge of $10.00 per transfer. Any transfer charge will be taken from the amount transferred. In addition we reserve the right to revise the transfer privilege at any time.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(1)	any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the portfolio in which the Subaccount invests;

(2)	the transfer is a result of more than one trade involving the same Subaccount within a 30 day period;

(3)	the transfer would adversely affect Accumulation Unit Values (which may occur if the transfer would affect one percent or more of the relevant portfolio’s total assets); or

(4)	the transfer would adversely affect any portfolio affected by the transfer.

We also may not honor transfers made by third parties. See the “Transfers by Third Parties” provision.

When thinking about transferring assets among the Subaccounts, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TRANSFERS BY THIRD PARTIES
As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the portfolios, and the management of the portfolios share this position. Therefore, we may limit or disallow transfers made by a third party.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE
You may transfer all or a portion of your assets from one Subaccount to another Subaccount after the Annuity Commencement Date. These transfers will be limited to three times per Contract Year after the Annuity Commencement Date. If you request a transfer from a Subaccount, all of the assets in that Subaccount must be transferred to a single different Subaccount. Currently, there is no charge for these transfers. However, we reserve the right to impose a charge in the future for these transfers.

TELEPHONE/INTERNET TRANSFERS
In the event that the Electronic Service Center is unable to accept Subaccount transfer requests through the internet, you may make Subaccount transfer requests by calling our call center at its toll-free number (1-877-569-3789) provided we receive written authorization from you at our Electronic Service Center to execute such transactions prior to your request.

We will employ procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

•	requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or internet instructions;

•	confirming the telephone transaction in writing to you or a third party you authorized; and/or

•	tape recording telephone instructions.

We will not be liable for following instructions that we reasonably determine to be genuine. We reserve the right to limit telephone transactions and internet transactions.

We will process transfer requests as of the end of the Valuation Period on which the request is received.

SPECIAL NOTE ON RELIABILITY
Please note that the internet or our telephone system may not always be available. Any computer or telephone system, whether it is yours, your internet service provider’s, or your registered representative’s, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Administrative Office.

Surrenders and Partial Withdrawals

We will allow you to take partial withdrawals or to surrender your Contract in at any time before the Annuity Commencement Date upon your written request through our Electronic Service Center or to our Administrative Office.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that reduces Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your Contract in full.

The amount payable on full surrender of the Contract is the Contract Value at the end of the Valuation Period during which we receive the request to surrender, less any applicable premium tax charge (the “Contract Surrender Value”). We may pay the Contract Surrender Value in a lump sum or under one of the Annuity Payment Options specified in the Contract, based on your instructions.

Unless otherwise requested, we will deduct the amount of the withdrawal from the Subaccounts on a pro-rata basis.

Amounts withdrawn or surrendered from the Contract may be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the “Federal Tax Matters” provision in this prospectus.

SYSTEMATIC WITHDRAWALS
The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $300) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your Contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must be at least $1,000 and you must complete our systematic withdrawal form. You can obtain the form from our Electronic Service Center or an authorized sales representative.

We will deduct the systematic withdrawal amounts first from any gain in the Contract and then from Purchase Payments made. We will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Subaccounts in which you have an interest. After systematic withdrawals begin, you may change the frequency and/or amount of your payments once each calendar quarter.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Contract Value to be less than $1,000. If a systematic withdrawal would cause the Contract Value to be less than $1,000, then we will not process that systematic withdrawal transaction. You may discontinue systematic withdrawals at any time by notifying us through the Electronic Service Center or in writing to our Administrative Office.

Each systematic withdrawal is subject to Federal income taxes on the taxable portion. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners. Notice will be provided to you by the Electronic Service Center or via U.S. mail.

The Death Benefit

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE
Upon receipt of due proof of the Owner’s death before the Annuity Commencement Date (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death) accompanied with completed required forms as described in your Contract, we will pay a Death Benefit equal to the Contract Surrender Value. We will treat the Death Benefit in accordance with the Beneficiary’s instructions, subject to the distribution rules and termination of Contract provisions described below. The Death Benefit will be equal to the Contract Surrender Value as of the date of the payment.

WHEN WE CALCULATE YOUR DEATH BENEFIT
We will calculate the Death Benefit on the date we receive due proof of death at our Administrative Office. Until we receive complete written instructions satisfactory to us from the beneficiary, assets will remain allocated in the Subaccounts according to your last instructions. This means that the amount of the Death Benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER, JOINT OWNER OR ANNUITANT BEFORE THE COMMENCEMENT DATE
In certain circumstances, Federal tax law requires that distributions under the Contract be made upon the first death of:

• an Owner or Joint Owner; or

• the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the Contract Surrender Value upon death.

At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of death will become the designated Beneficiary:

(1)	Owner or Joint Owners;

(2)	Primary Beneficiary;

(3)	Contingent Beneficiary; or

(4)	Owner’s estate.

We then will treat the designated Beneficiary as the sole Owner of the Contract. If there is more than one designated Beneficiary, we will treat each one separately in applying the tax law’s rules described below.

Distribution Rules:    The distributions required by Federal tax law differ depending on whether the designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Contract is owned by a non-natural entity).

•
Spouses — If the designated Beneficiary is the surviving spouse of the deceased person, we will continue the Contract in force with the surviving spouse as the new Owner. If the deceased person was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. Instead, the rules for non-spouses will apply.

•
Non-Spouses — If the designated Beneficiary is not the surviving spouse of the deceased person, this Contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the designated Beneficiary under one of the following payment choices:

(1)	Receive the Contract Surrender Value in one lump sum payment upon receipt of due proof of death;

(2)
Receive the Contract Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay a lump sum payment of any Contract Surrender Value remaining;

(3)	Apply the Contract Surrender Value to an Annuity Payment Option with certain restrictions.

If no choice is made by the designated Beneficiary within 60 days following receipt of due proof of death, we will pay the entire value of the Contract within 5 years of the date of death. We will not accept any Purchase Payments after the non-spouse’s death. If the designated Beneficiary dies before we have distributed the entire value of the Contract, including interest accruing after the date of death, we will pay in a lump sum any value still remaining to the person named by the designated Beneficiary. If no person is so named, we will pay the designated Beneficiary’s estate. See the “Annuity Payouts” provision.

Under payment choices 1 or 2, the Contract will terminate upon payment of the entire value of the Contract, including interest accruing after the date of death. Under payment choice 3, this Contract will terminate when we apply the Contract Surrender Value to provide Annuity Payouts.

DEATH OF OWNER, JOINT OWNER OR ANNUITANT AFTER ANNUITY PAYOUTS BEGIN
After income payments begin, if an Owner, Joint Owner, Annuitant, or designated Beneficiary dies while the Contract is in force, payments that are already being made under the Contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the contract.

Annuity Payouts

When you apply for a Contract, you may select any Annuity Commencement Date permitted by law, provided that the Annuity Commencement Date occurs before the Annuitant’s (or the elder of the joint Annuitant’s) 90th birthday.

Unless you elect otherwise, we will pay a monthly annuity benefit to the Owner beginning on the Annuity Commencement Date if the Annuitant is still living. We will pay the monthly annuity benefit under the Annuity Payment Option which provides a life annuity with annuity payments guaranteed for 10 years, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. Under this Option, if the Annuitant lives longer than 10 years, payments will continue for his or her life. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the assumed investment rate used to calculate the initial variable monthly annuity payment (for this purpose, we assume that the amount of each payment equals the payment amount on the date we receive due proof of death). We may pay this discounted amount in one sum.

You may select one of the forms of annuity payments available under the Contract (described below). Annuity payments under any of the Annuity Payment Options are made on a monthly basis and, after the first payment, will reflect the investment experience of the Subaccounts in which you have allocated assets.

ANNUITY PAYMENT OPTIONS
Option 1 — Life Annuity with Period Certain.    This option guarantees periodic payments during the lifetime of the Annuitant, with payments guaranteed for at least a minimum period. The minimum period is selected by the Owner, and can be 10 or 20 years. If the Annuitant dies after payments have begun, but before the end of the selected minimum period, the person entitled to the remaining payments may be able to receive the discounted value of those payments in a lump sum. The amount of remaining payments for the minimum period will be discounted at the same rate used in calculating the initial variable monthly annuity payment. Discounted means we will adjust for the fact that, because each remaining payment is being made early, it does not earn any additional investment return.

Option 2 — Joint Life Annuity.    This option provides periodic payments during the joint lifetime of the Annuitant and a designated joint Annuitant. The payments continue during the lifetime of the surviving Annuitant after the death of the first Annuitant to die, and stop when the last surviving Annuitant dies.

None of the options listed above currently provide withdrawal features permitting the Owner to withdraw commuted values as a lump sum payment. (See the “Requesting Payments” provision.) We may make other options available, with or without withdrawal features. The annuity asset charge will be assessed on all variable Annuity Payouts, including options that may be offered that do not have a life contingency and therefore no mortality risk.

Before the Annuity Commencement Date, you may change:

•	your Annuity Commencement Date (but you must give us at least 14 days’ notice before payments are to begin and the Annuitant(s) must be no older than 90 years of age on the Annuity Commencement Date);

•	your Annuity Payment Option;

•	the Annuitant (if you are a natural person), subject to our approval;

•	the allocation of your assets among the Subaccounts; and

•	provided the Annuitant is still living, the primary Beneficiary, Contingent Beneficiary, and Contingent Annuitant through our Electronic Service Center or in writing to our Administrative Office.

You may change any Beneficiary. A person named as an irrevocable beneficiary may only be changed with that person’s written consent. A change of Beneficiary will revoke any previous designation.

We must receive your request for a change in a form acceptable to us. The change will take effect as of the date we receive the request. The change will be subject to any payment made before we recorded the change.

ANNUITY PAYOUTS	Variable Annuity Payouts will be determined using:

(1)	the Contract Value on the Annuity Commencement Date;

(2)	the annuity tables contained in the Contract;

(3)	the Annuity Payment Option selected; and

(4)	the investment performance of the Subaccounts selected.

To determine the amount of payment, we make this calculation by:

(1)	determining the amount of the first Annuity Payout; then

(2)	allocating that amount to the Subaccounts according to your instructions; then

(3)	determining the number of Annuity Units for each Subaccount by dividing the amount allocated by the Annuity Unit value on the day the payment is due; and finally
(4)	calculating the value of the Annuity Units for each Subaccount on the day the payment is due for each Annuity Payout thereafter.

To calculate your Annuity Payouts, we need to make an assumption regarding the investment performance of the portfolios you select. We call this your assumed investment rate. We assume an investment rate of 5% per year, as applied to the applicable mortality table. This means that if the annualized investment performance, after expenses, of your Subaccounts is less than 5%, then the dollar amount of your Annuity Payout will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts is greater than 5%, then the dollar amount of your Annuity Payouts will increase. The age used to determine the monthly payment amount may be subject to an adjustment as provided in the Contract, which could result in a lower Annuity Payout than without the adjustment.

Federal Tax Matters

INTRODUCTION
This part of the prospectus discusses the federal income tax treatment of the Contract. The Federal income tax treatment of the Contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you or your Contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Tax Deferral on Earnings.    The Federal income tax law does not tax any increase in an Owner’s Contract Value until there is a distribution from the Contract. However, certain requirements must be satisfied in order for this general rule to apply. Such requirements include that:

•	An individual must own the Contract (or the tax law must treat the Contract as owned by an individual);

•	The investments of the Separate Account must be “adequately diversified” in accordance with the regulations of the Internal Revenue Service (“IRS”);

•	The Owner’s right to choose particular investments for a Contract must be limited; and

•	The Contract’s Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.

This part of the prospectus discusses each of these requirements.

Contracts Not Owned by an Individual — No Tax Deferral and Loss of Interest Deduction.    As a general rule, the Code does not treat a Contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the Contract pays tax each year on the excess of the annual increase in the Contract Value over the annual premiums paid for the Contract. Contracts issued to a corporation or a trust are examples of Contracts where the Owner is currently taxable on the Contract’s earnings.

There are several exceptions to this rule. For example, the Code treats a Contract as owned by an individual if the nominal Owner is a trust or other entity that holds the Contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Contract to provide deferred compensation for its employees.

In the case of a Contract issued to a taxpayer that is not an individual, or a Contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the

Owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the Contract, or entities that will benefit from someone else’s ownership of a Contract, should consult a tax adviser.

Investments in the Separate Account Must Be Diversified.    For a Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be “adequately diversified.” The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the Contract.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered “adequately diversified.”

Restrictions on the Extent to Which an Owner Can Direct the Investment of Assets.    Federal income tax law limits the Owner’s right to choose particular investments for the Contract. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner’s right to allocate assets among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of the Separate Account and thus be subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that they may issue or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract without the Owners’ consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of the Separate Account.

Age at Which Annuity Payouts Must Begin.    Federal income tax rules do not expressly identify a particular age by which Annuity Payouts must begin. However, the rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the Contract’s Purchase Payments and earnings. If Annuity Payouts begin at a date that the IRS determines does not satisfy these rules, interest and gains under the Contract could be taxable each year as they accrue.

No Guarantees Regarding Tax Treatment.    We make no guarantees regarding the tax treatment of any Contract or of any transaction involving a Contract. However, the remainder of this discussion assumes that your Contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your Contract.

Partial Withdrawals and Surrenders.    A partial withdrawal occurs when you receive less than the total amount of the Contract’s Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent of the gain in your Contract, i.e., the excess Contract Value before the partial surrender over your “investment in the Contract.” (This term is explained below.) This income (and all other income from your Contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A total surrender occurs when you receive the total amount of the Contract’s Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your “investment in the contract.”

Your “investment in the contract” generally equals the total of your Purchase Payments under the Contract, reduced by any amounts you previously received from the Contract that you did not include in your income.

In the case of systematic withdrawals, the amount of each withdrawal should be considered and taxed in the same manner as a withdrawal from the contract.

Assignments and Pledges.    The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal.

Gifting a Contract.    If you transfer ownership of your Contract — without receiving full and adequate consideration — to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your “investment in the contract.” In such a case, the new Owner’s “investment in the contract” will be increased to reflect the amount included in your income.

Taxation of Annuity Payouts.    The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your “investment in the contract.” We will notify you annually of the taxable amount of your Annuity Payout.

Pursuant to the Code, you will pay tax on the full amount of your Annuity Payouts once you have recovered the total amount of the “investment in the contract.” If Annuity Payouts cease because of the death of the Annuitant(s) and before the total amount of the investment in the contract has been recovered, the unrecovered amount generally will be deductible.

Taxation of Death Benefits.    We may distribute amounts from your Contract because of the death of an Owner, a joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, joint Owner, or Annuitant dies before or after the Contract’s Annuity Commencement Date.

Taxation of the Death Benefit if Paid Before the Contract’s Annuity Commencement Date.    The Death Benefit is taxed in the same manner as Annuity Payouts if received under an Annuity Payout Option. If not received under an Annuity Payout Option, the Death Benefit is taxed in the same manner as a withdrawal.

Taxation of the Death Benefit After the Contract’s Annuity Commencement Date:

•
If received in accordance with the existing annuity payment option, the Death Benefit is excludible from income to the extent that it does not exceed the unrecovered “investment in the contract.” All annuity payouts in excess of the unrecovered “investment in the contract” are includable in income.

•	If received in a lump sum, the tax law imposes tax on the Death Benefit to the extent it exceeds the unrecovered “investment in the contract.”

Penalty Taxes Payable on Partial Withdrawals, Surrenders, or Annuity Payments.     The Code may impose a penalty tax equal to 10% of the amount of any payment from your Contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders, or Annuity Payouts that:

•	you receive on or after you reach age 59 1/2;

•	you receive because you became disabled (as defined in the tax law);

•	are received on or after the death of the Owner; or

•	you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Special Rules if You Own More Than One Contract.    In certain circumstances, you must combine some or all of the annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example:

•	If you purchase a Contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

•	If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

•	the amount of a partial withdrawal or surrender or an Annuity Payout that you must include in income; and

•	the amount that might be subject to the penalty tax described above.

FEDERAL INCOME TAX WITHHOLDING
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or total surrender, or Annuity Payout, we will provide you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING
If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the Contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY
Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE LAW	This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities.

Voting Rights

As required by law, we will vote shares of the portfolios held in the Separate Account at special shareholder meetings based on instruction from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholders’ meeting, Owners with voting interests in a portfolio will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Each person having a voting interest in the portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares for which no timely instructions are received in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Subaccount within seven days after receipt at our Home Office of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum Death Benefit proceeds from the Subaccount within seven days from the receipt of due proof of death. We will determine the payment amount as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death.

In most cases, when we pay Death Benefit proceeds in a lump sum, we will pay these proceeds either:

(1)	to your Designated Beneficiary directly in the form of a check; or

(2)	by establishing an interest bearing account for the Designated Beneficiary called the “GE Secure Access Account,” in the amount of the Death Benefit proceeds payable.

When establishing the GE Secure Access Account we will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit proceeds payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the Designated Beneficiary with regard to the form of Death Benefit payment, we will automatically establish the GE Secure Access Account.

We may delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

(1)	the disposal or valuation of the Subaccount is not reasonably practicable because:

•	the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Variable Account’s assets is not reasonably practicable);

•	the New York Stock Exchange is closed for other than a regular holiday or weekend;

•	trading is restricted by the SEC; or

(2)	the SEC, by order, permits postponement of payment to protect our Owners.

We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

Distribution of the Contracts

PRINCIPAL UNDERWRITER
Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (“Capital Brokerage”) is the principal underwriter of the Contracts. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (“NASD”).

An independent broker-dealer sells the Contracts. This broker-dealer has a selling agreement with Capital Brokerage and has been licensed by state insurance departments to represent us. We will offer the Contracts in all states where we are licensed to do business.

We pay commissions to the selling broker-dealer of up to approximately 1.40% of Purchase Payments.

We intend to recover commission, administrative and other expenses and costs of Contract benefits though fees and charges imposed under the Contracts. The commissions that we pay are not charged directly to you or your Contract Value.

Additional Information

OWNER QUESTIONS
The obligations to Owners under the Contracts are ours. Please direct your questions and concerns to us through our Electronic Service Center or in writing to our Administrative Office at the address listed on page 1 of this prospectus.

RETURN PRIVILEGE
Within the free look period (usually 10 days) after you receive the Contract, you may cancel the Contract for any reason through the Electronic Service Center or return it, postage prepaid, to our Administrative Office, P.O. Box 402054, Atlanta, GA 30384-2054. If you cancel your Contract, it will be void. Upon cancellation, we will send you a refund equal to the greater of:

(1)
Your Contract Value plus any charges we have deducted from your Purchase Payments prior to the allocation to the Separate Account (and excluding any charges the portfolios may have deducted) on or before the date we received the returned Contract; or

(2)	Purchase Payments made (less any withdrawals previously taken).

In certain states, you may have more than 10 days to return a Contract for a refund.

STATE REGULATION
As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least once every five years.

EVIDENCE OF AGE, DEATH, GENDER OR SURVIVAL	We may require proof of the death, age, gender or survival of any person or persons before acting on any applicable Contract provision.

RECORDS AND REPORTS
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will provide you with a report showing information about your Contract for the period covered by the report. The report will show your total Contract Value, and a break-down of the assets in each Subaccount. The report also will show Purchase Payments and charges made during the statement period. We will also provide you with an annual and a semi-annual report for each portfolio to which you have allocated assets, as required by the 1940 Act. In addition, when you make Purchase Payments, transfers, or withdrawals, you will be provided with a confirmation of these transactions.

OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the Contracts being offered here. This prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about the Separate Account, the Company, and the Contracts offered. Statements in this prospectus about the content of Contracts and other legal instruments are summaries. For the complete text of these Contracts and instruments, please refer to these documents as filed with the SEC and available on the SEC’s website at http://www.sec.gov.

LEGAL MATTERS
We, like other insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on us, cannot be determined at this time, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our Consolidated Financial Statements.

On November 1, 2000, we were named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, we successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from us and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied our motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on us, cannot be determined at this time. We intend to defend this lawsuit, including plaintiff’s efforts to certify a nationwide class action, vigorously.

Capital Brokerage, the principal underwriter, is not engaged in any litigation of any material nature.

Appendix

STANDARDIZED PERFORMANCE DATA
We may advertise the historical total returns for the Subaccounts according to standards established by the SEC. These standards are discussed in the Statement of Additional Information, which may be obtained free of charge. The total return for a Subaccount assumes that an investment has been held in the Subaccount for various periods of time including a period measured from the date on which the particular portfolio was first available in the Separate Account. When available, we will provide the total return for the periods of one, five and ten years, adjusted to reflect current Subaccount and Contract charges.

The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Subaccount would equal as of the last day of each period.

The table below demonstrates the standardized average annual total returns of the Subaccounts for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2001. Although the Contract did not exist during all the periods shown in the table, the returns have been adjusted to reflect current charges imposed under the Contract. The total returns shown reflect the deduction of applicable fees and charges assessed under the Contract, including fees for the portfolios. Expenses include:

(1)	A mortality and expense risk charge of 0.40% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(2)	An administrative expense charge of 0.35% (deducted daily at an effective annual rate of the assets in the Separate Account).

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Standardized performance for the Subaccounts is as follows:

Funds	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	From the Adoption in Separate Account to 12/31/01	Date of Adoption* in Separate Account

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund	-26.62%	NA	NA	-23.59%	08/01/00
AIM V.I. Capital Appreciation Fund	-23.86%	NA	NA	-26.88%	06/30/00
AIM V.I. Capital Development Fund	-8.78%	NA	NA	-2.27%	08/01/00
AIM V.I. Core Equity Fund (formerly, AIM V.I. Growth and Income Fund)	-23.43%	NA	NA	-22.47%	08/01/00
AIM V.I. Global Utilities Fund	-28.48%	NA	NA	-23.27%	08/01/00
AIM V.I. Government Securities Fund	4.87%	NA	NA	7.28%	08/01/00
AIM V.I. New Technology Fund	-47.86%	NA	NA	-52.48%	08/01/00

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Overseas Portfolio	-21.76%	1.44%	4.45%	5.23%	05/02/88

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio	-9.44%	NA	NA	8.53%	05/01/97
VIP III Growth Opportunities Portfolio	-15.07%	NA	NA	1.63%	05/01/97
VIP III Mid Cap Portfolio	-3.94%	NA	NA	4.19%	08/01/00

GE Investments Funds, Inc.

Income Fund	6.62%	NA	NA	4.76%	12/12/97
International Equity Fund	-21.46%	1.81%	NA	3.50%	05/01/95
Mid-Cap Value Equity Fund	-0.43%	NA	NA	12.04%	05/01/97
Money Market Fund	3.19%	3.86%	3.22%	3.82%	05/02/88
Premier Growth Equity Fund	-9.82%	NA	NA	-0.31%	05/03/99
Real Estate Securities Fund	10.99%	6.44%	NA	11.97%	05/01/95
S&P 500® Index Fund	-12.93%	8.50%	11.40%	11.65%	05/02/88
Total Return Fund	-3.62%	8.41%	9.47%	9.87%	05/02/88
U.S. Equity Fund	-9.16%	NA	NA	3.16%	05/01/98

Janus Aspen Series

Capital Appreciation Portfolio	-22.26%	NA	NA	16.22%	05/01/97
Core Equity Portfolio (formerly, Equity Income Portfolio)	-12.42%	NA	NA	-12.51%	08/01/00
Flexible Income Portfolio	6.93%	5.90%	NA	6.74%	10/02/95
International Growth Portfolio	-23.81%	8.94%	NA	10.81%	05/01/96

*
Date on which a particular portfolio was first available in the Separate Account. As the Separate Account is also used for other variable annuities offered by the Company, this date may be different from the date the portfolio was first available in this product. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of GE Investments Funds, Inc. — Money Market Fund than its total return.

NON-STANDARDIZED PERFORMANCE DATA
The following table reflects the non-standardized average annual total returns for the portfolios from the time they were declared effective by the SEC until December 31, 2001 for one, five and ten-year periods. The method of calculation used is described in the Statement of Additional Information, which may be obtained free of charge by contacting our Administrative Office or our Electronic Service Center at the address listed on page 1 of this prospectus.

The total returns of the portfolios have been reduced by the Separate Account charges, as if the Contract had been in existence since the inception of the portfolios. Expenses include:

(1)	A mortality and expense risk charge of 0.40% (deducted daily at an effective annual rate of the assets in the Separate Account); and

(2)	An administrative expense charge of 0.30% (deducted daily at an effective annual rate of the assets in the Separate Account).

Premium taxes are not reflected in the calculations. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

	For the 1-year period ended 12/31/01	For the 5-year period ended 12/31/01	For the 10-year period ended 12/31/01	Portfolio Inception* Date

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund	-26.62%	NA	NA	05/01/98
AIM V.I. Capital Appreciation Fund	-23.86%	5.21%	NA	05/05/93
AIM V.I. Capital Development Fund	-8.78%	NA	NA	05/01/98
AIM V.I. Core Equity Fund (formerly, AIM V.I. Growth and Income Fund)	-23.43%	8.16%	NA	05/02/94
AIM V.I. Global Utilities Fund	-28.48%	5.12%	NA	05/02/94
AIM V.I. Government Securities Fund	4.87%	5.20%	NA	05/05/93
AIM V.I. New Technology Fund	-47.86%	-1.42%	NA	10/18/93

Fidelity Variable Insurance Products Fund (“VIP”)

VIP Overseas Portfolio	-21.76%	1.44%	4.45%	01/28/87

Fidelity Variable Insurance Products Fund III (“VIP III”)

VIP III Growth & Income Portfolio	-9.44%	8.73%	NA	12/31/96
VIP III Growth Opportunities Portfolio	-15.07%	2.39%	NA	01/03/95
VIP III Mid Cap Portfolio	-3.94%	NA	NA	12/29/98

GE Investments Funds, Inc.

Income Fund	6.62%	5.33%	NA	01/02/95
International Equity Fund	-21.46%	1.81%	NA	05/01/95
Mid-Cap Value Equity Fund	-0.43%	NA	NA	05/01/97
Money Market Fund	3.19%	3.86%	3.22%	06/30/85
Premier Growth Equity Fund	-9.82%	NA	NA	12/12/97
Real Estate Securities Fund	10.99%	6.44%	NA	05/01/95
S&P 500® Index Fund	-12.93%	8.50%	11.40%	04/14/85
Total Return Fund	-3.62%	8.41%	9.47%	07/01/85
U.S. Equity Fund	-9.16%	10.75%	NA	01/02/95

Janus Aspen Series

Capital Appreciation Portfolio	-22.26%	NA	NA	05/01/97
Core Equity Portfolio (formerly, Equity Income Portfolio)	-12.42%	NA	NA	05/01/97
Flexible Income Portfolio	6.93%	5.90%	NA	09/13/93
International Growth Portfolio	-23.81%	8.94%	NA	05/02/94

*
Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Returns for a period of less than one year are not annualized.

**	Yield more closely reflects current earnings of the GE Investments Funds, Inc. — Money Market Fund than its total return.

Statement of Additional Information

GE Life and Annuity Assurance Company
6610 West Broad Street
Richmond, Virginia 23230

Administrative Office
GE Life and Annuity Assurance Company
P.O. Box 402054
Atlanta, GA 30384-2054

If you would like a printed copy of this prospectus or the Statement of Additional Information, please email us at http://www.GEFN.com or call (877) 569-3789.

i

Statement of Additional Information
For the
Flexible Premium Variable Deferred Annuity Contract
Form P1153 12/99

Offered by

GE Life and Annuity Assurance Company
(A Virginia Stock Corporation)

6610 W. Broad Street
Richmond, Virginia 23230

Administrative Office:
GE Life and Annuity Assurance Company
P.O. Box 402054
Atlanta, GA 30384-2054

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the above-named flexible premium variable deferred annuity contract (the “Contract”) offered by GE Life and Annuity Assurance Company. You may obtain a hard copy of the Statement of Additional Information dated May 1, 2002 by calling (877) 569-3789 or through our Electronic Service Center or accessing at http://www.GEFN.com or the website where you purchased your Contract. The Statement of Additional Information is also available on the SEC’s website at http://www.sec.gov. Terms used in the current prospectus for the Contract are incorporated into this Statement of Additional Information.

This Statement of Additional Information is
not a prospectus and should be read only in conjunction
with the prospectuses for the Contract and the portfolios.

Dated May 1, 2002

STATEMENT OF ADDITIONAL INFORMATION

The Contracts

Transfer of Annuity Units

Annuity Units may be transferred upon request, but not more than three times in a Contract Year. When a transfer is requested from a Subaccount, all of the Annuity Units in that Subaccount must be transferred to a single different Subaccount.

The number of Annuity Units for the new Subaccount will be (a) times (b), divided by (c), where:

(a)	is the number of Annuity Units for the current Subaccount;

(b)	is the value of an Annuity Unit for the current Subaccount; and

(c)	is the value of an Annuity Unit for the new Subaccount.

The values of (a), (b) and (c) are all determined as of the end of the Valuation Period during which we receive the transfer request.

The amount of the Annuity Payout as of the date of the transfer will not be affected by the transfer (however, subsequent Annuity Payouts will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The Net Investment Factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of a Subaccount available under the Contracts for a Valuation Period is (a) divided by (b) minus (c) where:

(a)	is the result of

(1)	the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

(2)
the investment income and capital gains, realized or unrealized, credited to those assets of that Subaccount at the end of the Valuation Period for which the Net Investment Factor is being determined; minus

(3)	the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(4)
any amount charged against that Separate Account for taxes, or any amount set aside during the Valuation Period by the Company as a provision for taxes attributable to the operation or maintenance of that Separate Account; and

(b)	is the value of the assets of that Subaccount at the end of the preceding Valuation Period; and

(c)
is a charge no greater than .002063% for each day in the Valuation Period. This corresponds to a total of .75% per year of the net assets of that Subaccount and consists of a 0.40% mortality and expense risk charge and a 0.35% administrative expense charge.

We will value the assets at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds, Inc.    This agreement may be terminated by the parties on six months’ advance written notice.

Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund III (“the Fund”).    These agreements provide for termination (1) on one year’s advance notice by either party, (2) at the Company’s option if shares of the Fund are not reasonably available to meet requirements of the contracts, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the contractowners to substitute shares of another mutual fund, (5) at the Company’s option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its contracts.

GE Investments Funds, Inc.    This agreement may be terminated at the option of any party upon six months’ written notice to the other parties, unless a shorter time is agreed to by the parties.

Janus Aspen Series.    This agreement may be terminated by the parties on six months’ advance written notice.

Calculation of Performance Data

From time to time, the Company may disclose total return, yield, and other performance data for the Subaccounts pertaining to the Contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes will vary, generally depending on the law of your state or residence. In those states which tax these premiums, the tax generally ranges from 0.0% to 3.5%.

Subaccount Investing in the GE Investments Funds, Inc. — Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund at the beginning of the period, dividing such net change in Contract Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Contract Value reflects: (1) net income from the investment portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the administrative expense charge and the mortality and expense risk charge. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) × (365/7)

where:

NCP =
the net change in the value of the Subaccount investing in GE Investments Funds, Inc. — Money Market Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Subaccount unit.

The effective yield of the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

where:

NCP =
the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Subaccount unit.

ES =	per unit expenses of the hypothetical account for the seven-day period.

UV =	the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market investment portfolio, the types and quality of portfolio securities held by that investment portfolio, and that investment portfolio’s operating expenses. Because of the charges and deductions imposed under the Contract, the yield for the GE Investments Funds, Inc. — Money Market Fund Subaccount will be lower than the yield for its corresponding money market investment portfolio.

Yield calculations for the Subaccount investing in the GE Investments Funds, Inc. — Money Market Fund are less than the administrative charge and the mortality and expense charge (the administrative expense charge and the mortality and expense risk charge combined equal an annual 0.75% of Contract Value in the Separate Account). Yield calculations for the GE Investments Funds, Inc — Money Market Fund as of December 31, 2001 are as follows:

Current yield 1.17% as of December 31, 2001
Effective yield 1.18% as of December 31, 2001

Past performance is not a guarantee or projection of future results.

Other Subaccounts

Total Return.    Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the Contract was available, performance data will be based on the performance of the underlying portfolios, restated with the level of Separate Account and Contract charges used in this Contract. Average annual total return will be calculated using Subaccount unit values as described below:

(1)
The Company calculates unit value for each Valuation Period based on the performance of the Subaccount’s underlying investment portfolio (after deductions for portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

(2)	Total return will then be calculated according to the following formula:

TR = (ERV/P)1/N - 1

where:

TR =	the average annual total return for the period.

ERV =	the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

P =	a hypothetical single investment of $1,000.

N =	the duration of the period (in years).

Other non-standard quotations of Subaccounts may be used in sales literature and advertisements. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standard quotations of Subaccounts performance with standard performance quotations.

Past performance is not a guarantee or projection of future results.

The Funds have provided the price information used to calculate the total return of the Subaccounts. We have not independently verified the information provided by the Funds.

Other Performance Data

We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

CTR =	(ERV/P)-1

where:

CTR =	the cumulative total return for the period.

ERV =	the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

P =	a hypothetical single investment of $1,000.

Other non-standard quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standard quotations of Subaccount performance with standard performance quotations.

Tax Matters

Taxation of the Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as a part of the reserves under the Contracts (see “Federal Tax Matters” in the prospectus). Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes which may be attributable to the Separate Account. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This may become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in the Company’s tax status. In the event we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires the Contract to provide that (a) if any Owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and (b) if any Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner’s death, or (2) as Annuity Payouts which will begin within one year of that Owner’s death and which will be made over the life of the Owner’s “designated Beneficiary” or over a period not extending beyond the life expectancy of that Beneficiary. The “designated Beneficiary” generally is the person who will be treated as the sole Owner of the Contract following the death of the Owner, joint Owner or, in certain circumstances, the Annuitant. However, if the “designated Beneficiary” is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse’s death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

The Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security, provided you have our prior consent to do so. We must be notified in writing if a Contract is assigned. Any payment made before the assignment is recorded by our Administrative Office will not be affected. We are not responsible for the validity of any assignment. Your rights and the rights of a beneficiary may be affect by an assignment.

Designation of Beneficiaries

You may designate a Beneficiary during your lifetime and, unless prohibited by a previous designation, change the Beneficiary by filing a written request with our Administrative Office, or through our Electronic Service Center. Each change of Beneficiary revokes any previous designation.

Ownership

You may not assign your Contract without our permission. Your rights and the rights of a Beneficiary may be affected by an assignment.

Non-Participating

The Contract is non-participating. No dividends are payable.

Misstatement of Age

If an Annuitant’s age is misstated on the Contract Data Page, any Contract benefits or proceeds, or availability thereof will be determined using the correct age.

Incontestability

We will not contest the Contract.

Statement of Values

At least once each year, we will provide you a statement of values within 30 days after each report date. The statement will show Contract Value, Purchase Payments and charges made during the report period.

Trustee

If a trustee is named as the Owner or Beneficiary of this Contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his or her authority. Payment of Contract benefits to the trustee will release us from all obligations under the Contract to the receiver of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Administrative Office at P.O. Box 402054, Atlanta, GA 30384-2054. The Contract number and the Annuitant’s full name must be included.

We will send all notices to the Owner to the last known e-mail address on file with the Company.

Distribution of the Contracts

The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Contracts. However, the Company does reserve the right to discontinue the offering of the Contracts at any time.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The Contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Contract may be purchased.

Regulation of the Company

Besides Federal Securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Experts

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2001 and for each of the years or lesser periods in the two-year period ended December 31, 2001, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The report of KPMG LLP dated January 15, 2002 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains explanatory paragraphs that state that the Company changed its method of accounting for derivatives in 2001 and for insurance-related assessments in 1999.

Financial Statements

This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001, and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2001 and for each of the years or lesser periods in the two-year period ended

December 31, 2001. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Financial Statements

December 31, 2001

(With Independent Auditors’ Report Thereon)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

December 31, 2001

INDEPENDENT AUDITORS’ REPORT

Contractholders
GE Life & Annuity Separate Account 4
        and
The Board of Directors
GE Life and Annuity Assurance Company:

We have audited the accompanying statements of assets and liabilities, of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc. — S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds — Bond, Capital Appreciation, Aggressive Growth, High Income and Multiple Strategies Funds/VA; the Oppenheimer Variable Account Funds-Class 2 Shares — Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund — Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II — Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III — Growth & Income, Growth Opportunities, and Mid Cap Portfolios; the Variable Insurance Products Fund-Service Class 2 — Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II-Service Class 2 — Contrafund Portfolio; the Variable Insurance Products Fund III-Service Class 2 — Growth & Income and Mid Cap Portfolios; the Federated Insurance Series — American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series-Service Shares — High Income Bond Fund II; the Alger American Fund — Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc. — PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series — Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, Capital Appreciation, and Equity Income Portfolios; the Janus Aspen Series-Service Shares — Global Life Sciences, Global Technology, Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios; the Goldman Sachs Variable Insurance Trust — Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Funds Inc. — Strategic Bond, Investors, and Total Return Funds; the AIM Variable Insurance Funds — AIM V.I. Capital Appreciation, AIM V.I. Aggressive Growth, AIM V.I. New Technology, AIM V.I. Growth, AIM V.I. Value, AIM V.I. Capital Development, AIM V.I. Growth & Income, AIM V.I. Global Utilities, and AIM V.I. Government Securities Funds; the MFS® Variable Insurance Trust — MFS® Investors Growth Stock, MFS® Investors Trust, MFS® New Discovery, and MFS® Utility Series; the Dreyfus — Dreyfus Investment Portfolios-Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.; the PIMCO Variable Insurance Trust — Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios; the Rydex Variable Trust — OTC Fund; the Alliance Variable Products Series Fund, Inc. — Growth and Income, Premier Growth, and Quasar Portfolios; and the Prudential Series Fund, Inc. — SP Prudential U.S. Emerging Growth, SP Jennison International Growth, and Prudential Jennison Portfolios) as of December 31, 2001, the related statements of operations for the aforementioned funds and the Janus Aspen Series — High Yield Portfolio of GE Life & Annuity Separate Account 4 for the year or lesser period then ended, the related statements of changes in net assets for the aforementioned funds and the Janus Aspen Series — High Yield Portfolio of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 2001, and the financial highlights for the year or lesser period ended December 31, 2001. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2001 and the results of their operations for the year or lesser period then ended, changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2001, and their financial highlights for the year or lesser period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities

December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
Assets
Investments in GE Investments Funds, Inc., at fair value (note 2):
S&P 500® Index Fund (29,089,161 shares; cost — $707,575,370)	$616,399,330	—	—	—	—	—	—	—	—	—	—	—
Money Market Fund (656,435,432 shares; cost — $656,435,432)	—	656,435,432	—	—	—	—	—	—	—	—	—	—
Total Return Fund (8,679,314 shares; cost — $130,960,506)	—	—	125,763,255	—	—	—	—	—	—	—	—	—
International Equity Fund (4,285,886 shares; cost — $43,049,471)	—	—	—	35,487,137	—	—	—	—	—	—	—	—
Real Estate Securities Fund (5,913,892 shares; cost — $82,806,275)	—	—	—	—	87,408,646	—	—	—	—	—	—	—
Global Income Fund (932,055 shares; cost — $9,143,343)	—	—	—	—	—	8,714,711	—	—	—	—	—	—
Mid-Cap Value Equity Fund (10,291,295 shares; cost — $160,402,308)	—	—	—	—	—	—	161,161,686	—	—	—	—	—
Income Fund (7,417,491 shares; cost — $92,350,616)	—	—	—	—	—	—	—	90,938,435	—	—	—	—
U.S. Equity Fund (2,649,849 shares; cost — $92,804,284)	—	—	—	—	—	—	—	—	85,351,640	—	—	—
Premier Growth Equity Fund (1,183,376 shares; cost — $91,802,741)	—	—	—	—	—	—	—	—	—	82,055,315	—	—
Value Equity Fund (982,640 shares; cost — $8,960,450)	—	—	—	—	—	—	—	—	—	—	8,853,585	—
Small-Cap Value Equity Fund (1,676,026 shares; cost — $19,401,269)	—	—	—	—	—	—	—	—	—	—	—	20,129,068
Receivable from affiliate	—	73,035	—	1	—	—	—	—	—	—	—	—
Receivable for units sold	288,129	18,436,950	17,810	—	—	—	1,749,218	67,321	147,903	172,263	92,443	71,644

Total assets	616,687,459	674,945,417	125,781,065	35,487,138	87,408,646	8,714,711	162,910,904	91,005,756	85,499,543	82,227,578	8,946,028	20,200,712

Liabilities
Accrued expenses payable to affiliate (note 4)	511,376	480,805	110,742	19,913	55,106	3,825	124,061	64,764	51,005	52,034	7,542	10,209
Payable for units withdrawn	338,633	533	—	2,767,488	2,302,225	174,119	293,543	47,507	—	—	—	—

Total liabilities	850,009	481,338	110,742	2,787,401	2,357,331	177,944	417,604	112,271	51,005	52,034	7,542	10,209

Net assets	$615,837,450	674,464,079	125,670,323	32,699,737	85,051,315	8,536,767	162,493,300	90,893,485	85,448,538	82,175,544	8,938,486	20,190,503

Analysis of net assets:
Attributable to:
Variable deferred annuity contractholders	$615,837,450	674,464,079	125,670,323	19,201,795	64,219,919	3,243,757	157,145,252	90,893,485	85,448,538	82,175,544	8,938,486	20,190,503
GE Life and Annuity Assurance Company	—	—	—	13,497,942	20,831,396	5,293,010	5,348,048	—	—	—	—	—

Net assets	$615,837,450	674,464,079	125,670,323	32,699,737	85,051,315	8,536,767	162,493,300	90,893,485	85,448,538	82,175,544	8,938,486	20,190,503

Outstanding units: Type I	603,299	3,237,897	329,490	69,869	182,258	26,072	370,507	964,324	148,206	72,776	—	—

Net asset value per unit: Type I	$46.51	17.22	37.36	12.65	21.46	10.03	17.07	12.10	11.22	9.90	—	—

Outstanding units: Type II	8,557,014	17,320,111	2,104,312	919,209	2,007,545	300,934	4,353,777	4,478,530	3,262,755	2,201,591	—	—

Net asset value per unit: Type II	$44.94	16.64	36.10	12.49	21.11	9.91	16.87	11.98	11.12	9.83	—	—

Outstanding units: Type III	17,208,862	22,228,201	3,102,244	707,187	1,162,740	—	4,911,126	2,019,964	3,528,046	4,926,747	375,400	764,830

Net asset value per unit: Type III	$8.92	11.04	10.81	8.27	14.33	—	11.77	11.20	10.19	9.79	9.18	12.06

Outstanding units: Type IV	2,084,126	4,564,152	372,552	121,898	93,831	—	532,256	257,747	313,046	419,925	118,284	108,992

Net asset value per unit: Type IV	$8.32	10.94	10.36	8.11	13.10	—	10.22	11.27	9.29	9.78	9.17	12.05

Outstanding units: Type V	6,754	1,890,168	—	—	3,236	—	2,066	3,905	4,772	207	—	—

Net asset value per unit: Type V	$8.00	1.06	—	—	11.79	—	11.02	11.26	9.04	8.75	—	—

Outstanding units: Type VI	3,034,072	2,491,737	—	—	—	—	952,179	—	596,270	679,903	321,742	603,772

Net asset value per unit: Type VI	$7.82	10.49	—	—	—	—	11.10	—	8.87	8.46	8.93	12.31

Outstanding units: Type VII	1,104,277	671,871	—	—	—	—	319,791	—	374,328	203,781	172,415	181,000

Net asset value per unit: Type VII	$7.79	10.46	—	—	—	—	11.06	—	8.85	8.44	8.90	12.27

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	Bond Fund/VA	Capital Appreciation Fund/VA	Aggressive Growth Fund/VA	High Income Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
Assets
Investments in Oppenheimer Variable Account Funds, at fair value (note 2):
Bond Fund/VA (11,600,900 shares; cost — $131,662,241)	$130,046,087	—	—	—	—	—	—
Capital Appreciation Fund/VA (8,234,732 shares; cost — $328,923,934)	—	301,226,488	—	—	—	—	—
Aggressive Growth Fund/VA (4,809,102 shares; cost — $284,083,190)	—	—	195,826,647	—	—	—	—
High Income Fund/VA (14,266,814 shares; cost — $144,904,288)	—	—	—	121,838,594	—	—	—
Multiple Strategies Fund/VA (5,885,540 shares; cost — $92,928,859)	—	—	—	—	90,637,320	—	—
Investments in Oppenheimer Variable Account Funds — Class 2 shares; at fair value (note 2):
Global Securities Fund/VA (855,352 shares; cost — $19,348,147)	—	—	—	—	—	19,484,918	—
Main Street Growth & Income Fund/VA (1,099,188 shares; cost — $21,320,543)	—	—	—	—	—	—	20,829,608
Receivable from affiliate	—	—	—	—	—	—	—
Receivable for units sold	183,211	1,239,513	48,451	9,858	52,688	479,802	225,572

Total assets	130,229,298	302,466,001	195,875,098	121,848,452	90,690,008	19,964,720	21,055,180

Liabilities
Accrued expenses payable to affiliate (note 4)	132,564	248,020	175,680	90,274	71,981	10,260	13,827
Payable for units withdrawn	1,931,743	34,413	80,664	141,183	3,399	—	—

Total liabilities	2,064,307	282,433	256,344	231,457	75,380	10,260	13,827

Net assets attributable to variable deferred annuity contractholders	$128,164,991	302,183,568	195,618,754	121,616,995	90,614,628	19,954,460	21,041,353

Outstanding units: Type I	522,745	684,426	1,046,982	682,884	609,630	—	—

Net asset value per unit: Type I	$24.03	55.03	43.88	30.71	32.74	—	—

Outstanding units: Type II	3,460,570	3,602,443	2,697,267	2,829,310	1,710,953	—	—

Net asset value per unit: Type II	$23.22	53.17	42.40	29.67	31.63	—	—

Outstanding units: Type III	2,996,459	5,813,569	3,160,573	1,565,613	1,253,764	797,433	684,833

Net asset value per unit: Type III	$10.72	11.19	10.16	9.61	11.55	9.21	8.85

Outstanding units: Type IV	290,069	735,051	337,019	178,281	190,985	86,595	140,805

Net asset value per unit: Type IV	$10.78	10.78	9.50	9.28	10.77	9.20	8.84

Outstanding units: Type V	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—

Outstanding units: Type VI	—	—	—	—	—	1,175,084	1,249,865

Net asset value per unit: Type VI	$—	—	—	—	—	8.14	7.98

Outstanding units: Type VII	—	—	—	—	—	276,877	473,200

Net asset value per unit: Type VII	$—	—	—	—	—	8.12	7.95

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued
December 31, 2001

	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity- Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio	Mid Cap Portfolio
Investments in Variable Insurance Products Fund, at fair value (note 2):
Equity-Income Portfolio (25,664,825 shares; cost — $577,901,893)	$583,874,764	—	—	—	—	—	—	—
Growth Portfolio (13,886,977 shares; cost — $569,404,055)	—	466,741,285	—	—	—	—	—	—
Overseas Portfolio (4,728,772 shares; cost — $86,181,753)	—	—	65,635,357	—	—	—	—	—
Investments in Variable Insurance Products Fund II, at fair value (note 2):
Asset Manager Portfolio (19,141,528 shares; cost — $297,401,103)	—	—	—	277,743,572	—	—	—	—
Contrafund Portfolio (20,142,862 shares; cost — $448,372,982)	—	—	—	—	405,475,814	—	—	—
Investments in Variable Insurance Products Fund III, at fair value (note 2):
Growth & Income Portfolio (9,648,410 shares; cost — $145,248,478)	—	—	—	—	—	127,262,532	—	—
Growth Opportunities Portfolio (3,862,164 shares; cost — $77,673,465)	—	—	—	—	—	—	58,434,546	—
Mid Cap Portfolio (1,111 shares; cost — $21,239)	—	—	—	—	—	—	—	21,784
Receivable from affiliate	—	17,176	1	—	31,573	—	—	—
Receivable for units sold	47,053	60,376	8,315	403	114,115	11,335	27,379	—

Total assets	583,921,817	466,818,837	65,643,673	277,743,975	405,621,502	127,273,867	58,461,925	21,784

Liabilities
Accrued expenses payable to affiliate (note 4)	501,050	243,651	53,723	179,339	255,908	113,088	58,581	5
Payable for units withdrawn	1,641,975	3,052,549	2,449,600	103,908	144,644	48,961	98,125	—

Total liabilities	2,143,025	3,296,200	2,503,323	283,247	400,552	162,049	156,706	5

Net assets attributable to variable deferred annuity contractholders	$581,778,792	463,522,637	63,140,350	277,460,728	405,220,950	127,111,818	58,305,219	21,779

Outstanding units: Type I	2,514,863	1,923,051	1,258,600	6,746,394	1,463,180	346,968	220,327	—

Net asset value per unit: Type I	$43.63	52.86	20.72	27.58	25.87	14.71	10.83	—

Outstanding units: Type II	9,234,283	4,744,104	1,347,035	2,740,751	10,463,953	5,388,110	3,701,867	—

Net asset value per unit: Type II	$42.16	51.08	20.02	26.75	25.42	14.54	10.70	—

Outstanding units: Type III	6,973,887	12,207,225	1,013,208	1,657,965	9,684,799	4,216,916	2,034,188	—

Net asset value per unit: Type III	$10.64	9.04	8.53	9.65	9.33	9.11	7.12	—

Outstanding units: Type IV	917,825	1,048,860	179,907	220,652	1,229,421	607,616	268,664	—

Net asset value per unit: Type IV	$9.30	8.76	8.07	9.43	8.96	8.54	6.79	—

Outstanding units: Type V	—	—	—	—	—	6,651	194	2,055

Net asset value per unit: Type V	$—	—	—	—	—	8.97	7.54	10.60

Outstanding units: Type VI	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—

Outstanding units: Type VII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III — Service Class 2
	Equity- Income Portfolio	Growth Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Mid Cap Portfolio
Assets
Investments in Variable Insurance Products Fund — Service Class 2, at fair value (note 2):
Equity-Income Portfolio (1,482,622 shares; cost — $33,552,226)	$33,492,435	—	—		—
Growth Portfolio (880,067 shares; cost — $30,608,892)	—	29,341,419	—	—
Investments in Variable Insurance Products Fund II — Service Class 2, at fair value (note 2):
Contrafund Portfolio (1,308,270 shares; cost — $26,826,072)	—	—	26,165,400	—	—
Investments in Variable Insurance Products Fund III — Service Class 2, at fair value (note 2):
Growth & Income Portfolio (972,304 shares; cost — $12,825,477)	—	—	—	12,708,012	—
Mid Cap Portfolio (1,626,263 shares; cost — $30,399,344)	—	—	—	—	31,695,863
Receivable from affiliate	—	—	—	—	—
Receivable for units sold	197,486	98,336	100,131	133,104	548,113

Total assets	33,689,921	29,439,755	26,265,531	12,841,116	32,243,976

Liabilities
Accrued expenses payable to affiliate (note 4)	17,166	15,386	13,608	6,702	16,121
Payable for units withdrawn	—	—	436	—	—

Total liabilities	17,166	15,386	14,044	6,702	16,121

Net assets attributable to variable deferred annuity contractholders	$33,672,755	29,424,369	26,251,487	12,834,414	32,227,855

Outstanding units: Type I	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units: Type II	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—

Outstanding units: Type III	1,400,128	1,258,983	1,052,251	500,280	923,291

Net asset value per unit: Type III	$9.80	7.97	8.87	8.98	10.26

Outstanding units: Type IV	124,443	272,129	215,181	103,917	82,604

Net asset value per unit: Type IV	$9.79	7.97	8.87	8.97	10.26

Outstanding units: Type V	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

Outstanding units: Type VI	1,247,800	1,934,977	1,382,517	566,471	1,749,762

Net asset value per unit: Type VI	$10.31	6.79	8.08	8.76	10.18

Outstanding units: Type VII	570,855	603,088	476,256	280,032	403,825

Net asset value per unit: Type VII	$10.28	6.77	8.06	8.74	10.14

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued
December 31, 2001

	Federated Insurance Series				Federated Insurance Series — Service Shares	Alger American Fund		PBHG Insurance Series Fund, Inc.
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II	Small Capitalization Portfolio	LargeCap Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio
Assets
Investments in Federated Insurance Series, at fair value (note 2):
American Leaders Fund II (5,353,922 shares; cost — $106,223,990)	$103,063,004	—	—	—	—	—	—	—	—
High Income Bond Fund II (7,380,544 shares; cost — $61,597,854)	—	56,977,797	—	—	—	—	—	—	—
Utility Fund II (4,420,853 shares; cost — 57,584,779)	—	—	45,844,242		—	—	—	—	—
International Small Company Fund II (321,543 shares; cost — $1,909,673)	—	—	—	1,784,565		—	—	—	—
Investments in Federated Insurance Series — Service Shares, at fair value (note 2):
High Income Bond Fund II (943,222 shares; cost — $7,412,368)	—	—	—	—	7,281,671	—	—	—	—
Investments in Alger American Fund, at fair value (note 2):
Small Capitalization Portfolio (5,666,829 shares; cost — $148,930,278)	—	—	—	—	—	93,786,022	—	—	—
LargeCap Growth Portfolio (7,659,071 shares; cost — $391,294,692)	—	—	—	—	—	—	281,624,042	—	—
Investments in PBHG Insurance Series Fund, Inc., at fair value (note 2):
PBHG Large Cap Growth Portfolio (2,463,062 shares; cost — $59,458,461)	—	—	—	—	—	—	—	43,349,891	—
PBHG Growth II Portfolio (2,674,761 shares; cost — $31,934,956)	—	—	—	—	—	—	—	—	30,064,309
Receivable from affiliate	—	—	—	—	—	—	—	—	—
Receivable for units sold	29,799	2,065,346	219	5,725	36,060	333,380	3,204,755	28,718	113,099

Total assets	103,092,803	59,043,143	45,844,461	1,790,290	7,317,731	94,119,402	284,828,797	43,378,609	30,177,408

Liabilities
Accrued expenses payable to affiliate (note 4)	91,529	54,961	43,224	947	3,718	97,158	224,823	59,986	24,240
Payable for units withdrawn	241	3,072	172,900	473,620	1,158	19,202	5,612	127	218,817

Total liabilities	91,770	58,033	216,124	474,567	4,876	116,360	230,435	60,113	243,057

Net assets attributable to variable deferred annuity contractholders	$103,001,033	58,985,110	45,628,337	1,315,723	7,312,855	94,003,042	284,598,362	43,318,496	29,934,351

Outstanding units: Type I	294,487	214,386	202,066	—	—	642,187	723,585	193,697	274,022

Net asset value per unit: Type I	$17.01	13.98	14.67	—	—	8.64	19.07	17.08	10.83

Outstanding units: Type II	4,307,323	2,986,440	2,347,057	—	—	7,002,914	9,078,703	2,370,270	2,517,899

Net asset value per unit: Type II	$16.77	13.74	14.41	—	—	8.50	18.77	16.88	10.71

Outstanding units: Type III	2,224,709	1,497,811	988,491	60,091	309,175	3,603,281	9,699,706	—	—

Net asset value per unit: Type III	$9.98	8.85	7.95	6.97	9.96	7.03	9.11	—	—

Outstanding units: Type IV	397,695	197,752	129,702	16,924	45,977	528,445	1,392,133	—	—

Net asset value per unit: Type IV	$8.94	8.59	7.59	6.96	9.96	6.81	8.64	—	—

Outstanding units: Type V	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—	—

Outstanding units: Type VI	—	—	—	111,247	267,415	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	5.78	9.19	—	—	—	—

Outstanding units: Type VII	—	—	—	23,627	143,887	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	5.76	9.16	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	Janus Aspen Series
	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio	Equity Income Portfolio
Assets
Investments in Janus Aspen Series, at fair value (note 2):
Aggressive Growth Portfolio (11,438,599 shares; cost — $515,476,264)	$251,420,415	—	—	—	—	—	—	—
Growth Portfolio (23,638,622 shares; cost — $614,896,850)	—	469,935,813	—	—	—	—	—	—
Worldwide Growth Portfolio (20,673,028 shares; cost — $722,824,258)	—	—	590,008,220	—	—	—	—	—
Balanced Portfolio (24,635,625 shares; cost — $595,501,893)	—	—	—	556,026,046	—	—	—	—
Flexible Income Portfolio (7,452,633 shares; cost — $87,803,513)	—	—	—	—	86,897,706	—	—	—
International Growth Portfolio (7,349,954 shares; cost — $210,569,791)	—	—	—	—	—	172,503,431	—
Capital Appreciation Portfolio (13,591,530 shares; cost — $377,265,526)	—	—	—	—	—	—	281,616,509	—
Equity Income Portfolio (146 shares; cost — $2,661)	—	—	—	—	—	—	—	2,374
Receivable from affiliate	—	—	—	—	95	4	—	—
Receivable for units sold	223,658	12	—	378,013	1,632	—	3,107,410	—

Total assets	251,644,073	469,935,825	590,008,220	556,404,059	86,899,433	172,503,435	284,723,919	2,374

Liabilities
Accrued expenses payable to affiliate (note 4)	245,084	390,490	473,742	450,895	51,004	144,251	212,010	1
Payable for units withdrawn	110,953	430,420	270,503	332,644	44,010	7,876,127	43,386	—

Total liabilities	356,037	820,910	744,245	783,539	95,014	8,020,378	255,396	1

Net assets attributable to variable deferred annuity contractholders	$251,288,036	469,114,915	589,263,975	555,620,520	86,804,419	164,483,057	284,468,523	2,373

Outstanding units: Type I	1,019,009	2,307,263	2,399,672	1,775,829	395,265	594,436	575,386	—

Net asset value per unit: Type I	$24.16	22.97	30.58	22.31	15.17	18.02	20.25	—

Outstanding units: Type II	5,965,824	12,018,045	13,140,429	15,654,099	3,772,527	5,720,325	7,276,570	—

Net asset value per unit: Type II	$23.67	22.50	29.95	21.96	14.93	17.77	20.02	—

Outstanding units: Type III	9,149,067	15,640,723	11,168,696	14,470,083	2,013,676	4,093,422	12,492,110	—

Net asset value per unit: Type III	$8.38	8.39	9.69	10.78	11.06	10.70	9.36	—

Outstanding units: Type IV	1,217,251	1,819,775	1,487,500	1,591,602	200,610	784,857	1,245,067	—

Net asset value per unit: Type IV	$7.22	7.96	9.48	10.21	10.98	10.60	8.20	—

Outstanding units: Type V	—	—	—	—	941	320	649	287

Net asset value per unit: Type V	$—	—	—	—	11.13	6.38	6.67	8.27

Outstanding units: Type VI	—	—	—	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—	—	—	—

Outstanding units: Type VII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued
December 31, 2001

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Worldwide Growth Portfolio	International Growth Portfolio	Balanced Portfolio
Assets
Investments in Janus Aspen Series — Service Shares, at fair value (note 2):
Global Life Sciences Portfolio (3,658,355 shares; cost — $29,446,663)	$28,352,253	—	—	—	—	—	—	—
Global Technology Portfolio (5,529,800 shares; cost — $33,402,760)	—	22,561,582	—	—	—	—	—	—
Aggressive Growth Portfolio (602,870 shares; cost — $15,983,705)	—	—	13,100,362	—	—	—	—	—
Growth Portfolio (1,117,998 shares; cost — $25,282,190)	—	—	—	22,091,640	—	—	—	—
Capital Appreciation Portfolio (899,331 shares; cost — $20,775,716)	—	—	—	—	18,499,243	—	—	—
Worldwide Growth Portfolio (869,581 shares; cost — $27,475,729)	—	—	—	—	—	24,678,713	—	—
International Growth Portfolio (685,150 shares; cost — $16,544,938)	—	—	—	—	—	—	15,963,996	—
Balanced Portfolio (2,201,670 shares; cost — $52,227,669)	—	—	—	—	—	—	—	51,320,924
Receivable from affiliate	—	—	—	—	—	—	7	—
Receivable for units sold	22,730	143,021	50,217	151,420	106,957	174,092	29,098	327,113

Total assets	28,374,983	22,704,603	13,150,579	22,243,060	18,606,200	24,852,805	15,993,101	51,648,037

Liabilities
Accrued expenses payable to affiliate (note 4)	14,506	13,029	7,141	11,853	9,856	13,063	8,927	26,565
Payable for units withdrawn	34,681	1,489	—	—	—	—	4,200,320	—

Total liabilities	49,187	14,518	7,141	11,853	9,856	13,063	4,209,247	26,565

Net assets attributable to variable deferred annuity contractholders	$28,325,796	22,690,085	13,143,438	22,231,207	18,596,344	24,839,742	11,783,854	51,621,472

Outstanding units: Type I	200,905	150,593	—	—	—	—	—	—

Net asset value per unit: Type I	$9.42	4.22	—	—	—	—	—	—

Outstanding units: Type II	1,018,589	1,801,374	—	—	—	—	—	—

Net asset value per unit: Type II	$9.38	4.21	—	—	—	—	—	—

Outstanding units: Type III	1,091,617	2,037,391	595,649	839,635	543,083	793,669	484,214	1,718,954

Net asset value per unit: Type III	$9.36	4.20	5.88	7.20	7.79	7.58	7.54	9.57

Outstanding units: Type IV	154,798	275,684	46,629	121,973	96,923	227,777	48,624	236,619

Net asset value per unit: Type IV	$9.35	4.19	5.88	7.19	7.79	7.58	7.53	9.57

Outstanding units: Type V	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—

Outstanding units: Type VI	490,003	972,418	1,979,778	1,965,673	1,732,144	2,117,193	1,007,056	2,682,847

Net asset value per unit: Type VI	$8.79	4.11	3.96	6.16	6.50	6.23	6.11	9.01

Outstanding units: Type VII	103,526	185,853	386,562	521,222	362,926	629,158	264,963	972,626

Net asset value per unit: Type VII	$8.76	4.10	3.95	6.14	6.48	6.21	6.09	8.98

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Funds Inc
	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
Assets
Investments in Goldman Sachs Variable Insurance Trust, at fair value (note 2):
Growth and Income Fund (1,940,304 shares; cost — $19,745,856)	$18,103,039	—	—	—	—
Mid Cap Value Fund (12,949,875 shares; cost — $139,556,527)	—	146,204,085	—	—	—
Investments in Salomon Brothers Variable Series Funds Inc., at fair value (note 2):
Strategic Bond Fund (2,859,627 shares; cost — $28,944,213)	—	—	28,653,465	—	—
Investors Fund (5,337,782 shares; cost — $70,194,545)	—	—	—	68,270,227	—
Total Return Fund (1,488,749 shares; cost — $15,693,036)	—	—	—	—	15,468,099
Receivable from affiliate	—	—	—	—	—
Receivable for units sold	56,487	1,795,691	5,397	—	1,601

Total assets	18,159,526	147,999,776	28,658,862	68,270,227	15,469,700

Liabilities
Accrued expenses payable to affiliate (note 4)	12,353	82,743	15,059	35,418	8,565
Payable for units withdrawn	6,434	104,696	1,331,425	3,964,214	465

Total liabilities	18,787	187,439	1,346,484	3,999,632	9,030

Net assets attributable to variable deferred annuity contractholders	$18,140,739	147,812,337	27,312,378	64,270,595	15,460,670

Outstanding units: Type I	77,071	603,789	71,246	304,116	30,465

Net asset value per unit: Type I	$7.80	12.04	11.39	14.47	11.12

Outstanding units: Type II	1,149,638	5,607,364	1,168,074	1,905,832	598,880

Net asset value per unit: Type II	$7.73	11.93	11.30	14.35	11.03

Outstanding units: Type III	831,759	4,778,066	1,091,102	2,548,515	780,272

Net asset value per unit: Type III	$8.74	14.26	11.01	11.76	10.29

Outstanding units: Type IV	173,565	436,048	118,221	239,512	49,020

Net asset value per unit: Type IV	$7.97	12.64	10.90	10.65	9.94

Outstanding units: Type V	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—

Outstanding units: Type VI	—	—	—	—	—

Net asset value per unit: Type VI	$—	—	—	—	—

Outstanding units: Type VII	—	—	—	—	—

Net asset value per unit: Type VII	$—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	AIM Variable Insurance Funds
	AIM V.I. Capital Appreciation Fund	AIM V.I. Aggressive Growth Fund	AIM V.I. New Technology Fund	AIM V.I. Growth Fund	AIM V.I. Value Fund	AIM V.I. Capital Development Fund	AIM V.I. Growth & Income Fund	AIM V.I. Global Utilities Fund	AIM V.I. Government Securities Fund
Investments in AIM Variable Insurance Funds, at fair value (note 2):
AIM V.I. Capital Appreciation Fund (735,621 shares; cost — $17,385,839)	$15,977,692	—	—	—	—	—	—	—	—
AIM V.I. Aggressive Growth Fund (836 shares; cost — $8,627)	—	9,033	—	—	—	—	—	—	—
AIM V.I. New Technology Fund (12,700 shares; cost — $80,609)	—	—	53,465	—	—	—	—	—	—
AIM V.I. Growth Fund (475,643 shares; cost — $9,070,057)	—	—	—	7,786,269	—	—	—	—	—
AIM V.I. Value Fund (1,452,479 shares; cost — $35,962,445)	—	—	—	—	33,915,394	—	—	—	—
AIM V.I. Capital Development Fund (411 shares; cost — $4,878)	—	—	—	—	—	4,903	—	—	—
AIM V.I. Growth & Income Fund (13 shares; cost — $266)	—	—	—	—	—	—	271	—	—
AIM V.I. Global Utilities Fund (78 shares; cost — $465)	—	—	—	—	—	—	—	1,051	—
AIM V.I. Government Securities Fund (788 shares; cost — $9,041)	—	—	—	—	—	—	—	—	9,090
Receivable from affiliate	—	—	—	—	—	—	—	—	—
Receivable for units sold	11,854	—	—	28,365	146,318	—	—	—	—

Total assets	15,989,546	9,033	53,465	7,814,634	34,061,712	4,903	271	1,051	9,090

Liabilities
Accrued expenses payable to affiliate (note 4)	8,896	2	18	4,200	18,043	1	1	1	2
Payable for units withdrawn	188,395	—	—	384	—	—	—	—	—

Total liabilities	197,291	2	18	4,584	18,043	1	1	1	2

Net assets attributable to variable deferred annuity contractholders	$15,792,255	9,031	53,447	7,810,050	34,043,669	4,902	270	1,050	9,088

Outstanding units: Type I	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—	—	—

Outstanding units: Type II	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—	—	—

Outstanding units: Type III	711,998	—	—	256,780	1,239,767	—	—	—	—

Net asset value per unit: Type III	$7.57	—	—	6.58	8.70	—	—	—	—

Outstanding units: Type IV	80,573	—	—	29,164	165,666	—	—	—	—

Net asset value per unit: Type IV	$7.56	—	—	6.57	8.70	—	—	—	—

Outstanding units: Type V	1,177	1,322	15,314	—	—	506	39	153	822

Net asset value per unit: Type V	$6.33	6.83	3.49	—	—	9.68	6.97	6.87	11.05

Outstanding units: Type VI	1,178,042	—	—	860,251	2,168,360	—	—	—	—

Net asset value per unit: Type VI	$6.17	—	—	4.90	7.31	—	—	—	—

Outstanding units: Type VII	409,321	—	—	351,148	818,340	—	—	—	—

Net asset value per unit: Type VII	$6.15	—	—	4.88	7.29	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	MFS® Variable Insurance Trust				Dreyfus
	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series	MFS® Utility Series	Dreyfus Investment Portfolios- Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.
Investments in MFS® Variable Insurance Trust, at fair value (note 2):
MFS® Investors Growth Stock Series (1,645,894 shares; cost — $17,473,236)	$15,915,799	—	—	—	—	—
MFS® Investors Trust Series (628,460 shares; cost — $11,129,072)	—	10,734,096	—	—	—	—
MFS® New Discovery Series (756,576 shares; cost — $11,152,565)	—	—	11,515,089	—	—	—
MFS® Utility Series (886,647 shares; cost — $16,465,741)	—	—	—	14,097,690	—	—
Investments in Dreyfus, at fair value (note 2)
Dreyfus Investment Portfolios-Emerging Markets Portfolio (303,096 shares; cost — $2,785,501)	—	—	—	—	2,873,351	—
The Dreyfus Socially Responsible Growth Fund, Inc. (218,202 shares; cost — $6,921,878)	—	—	—	—	—	5,819,441
Receivable from affiliate	—	—	—	—	2	—
Receivable for units sold	64,363	34,982	25,716	44,548	351,264	4,526

Total assets	15,980,162	10,769,078	11,540,805	14,142,238	3,224,617	5,823,967

Liabilities
Accrued expenses payable to affiliate (note 4)	8,388	5,569	5,954	7,490	1,555	3,118
Payable for units withdrawn	394	—	—	—	—	—

Total liabilities	8,782	5,569	5,954	7,490	1,555	3,118

Net assets attributable to variable deferred annuity contractholders	$15,971,380	10,763,509	11,534,851	14,134,748	3,223,062	5,820,849

Outstanding units: Type I	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—

Outstanding units: Type II	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—

Outstanding units: Type III	546,216	414,666	422,279	527,906	97,103	51,180

Net asset value per unit: Type III	$7.37	8.37	9.90	7.77	10.09	7.55

Outstanding units: Type IV	84,171	61,876	67,674	41,040	64,379	21,440

Net asset value per unit: Type IV	$7.36	8.36	9.90	7.76	10.09	7.55

Outstanding units: Type V	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—

Outstanding units: Type VI	1,370,095	591,306	643,039	973,433	150,127	675,418

Net asset value per unit: Type VI	$6.66	8.14	8.37	7.61	7.45	6.57

Outstanding units: Type VII	331,541	241,953	155,938	303,903	63,965	127,492

Net asset value per unit: Type VII	$6.64	8.11	8.35	7.59	7.43	6.55

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	PIMCO Variable Insurance Trust				Rydex Variable Trust	Alliance Variable Products Series Fund, Inc.
	Foreign Bond Portfolio	Long-Term U.S. Government Bond Portfolio	High Yield Bond Portfolio	Total Return Bond Portfolio	OTC Fund	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio
Assets
Investments in PIMCO Variable Insurance Trust, at fair value (note 2):
Foreign Bond Portfolio (267,560 shares; cost — $2,583,699)	$2,592,657	—	—	—	—	—	—	—
Long-Term U.S. Government Bond Portfolio (2,199,169 shares; cost — $23,482,274)	—	22,585,465	—	—	—	—	—	—
High Yield Bond Portfolio (1,632,273 shares; cost — $13,019,697)	—	—	12,862,309	—	—	—	—
Total Return Bond Portfolio (4,799,477 shares; cost — $47,983,097)	—	—	—	47,466,825		—	—	—
Investments in Rydex Variable Trust, at fair value (note 2):
OTC Fund (417,328 shares; cost — $7,618,972)	—	—	—	—	6,176,459	—
Investments in Alliance Variable Products Series Fund Inc., at fair value (note 2):
Growth and Income Portfolio (2,796,980 shares; cost — $62,383,124)	—	—	—	—	—	61,617,463	—	—
Premier Growth Portfolio (1,081,996 shares; cost — $29,544,873)	—	—	—	—	—	—	27,049,898	—
Quasar Portfolio (439,588 shares; cost — $4,380,596)	—	—	—	—	—	—	—	4,387,087
Dividends Receivable	7,820	83,609	81,314	135,713	—	—	—	—
Receivable from affiliate	2	—	—	—	—	—	—	—
Receivable for units sold	57,862	215,043	105,893	337,444	13,183	173,010	140,471	5,771

Total assets	2,658,341	22,884,117	13,049,516	47,939,982	6,189,642	61,790,473	27,190,369	4,392,858

Liabilities
Accrued expenses payable to affiliate (note 4)	1,266	11,897	6,632	24,743	3,456	32,058	14,527	2,344
Payable for units withdrawn	—	—	—	—	—	219,884	—	—

Total liabilities	1,266	11,897	6,632	24,743	3,456	251,942	14,527	2,344

Net assets attributable to variable deferred annuity contractholders	$2,657,075	22,872,220	13,042,884	47,915,239	6,186,186	61,538,531	27,175,842	4,390,514

Outstanding units: Type I	—	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—	—

Outstanding units: Type II	—	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—	—

Outstanding units: Type III	143,308	783,091	561,545	1,441,065	236,367	2,101,249	970,931	158,564

Net asset value per unit: Type III	$10.87	10.82	10.19	10.89	5.58	10.51	8.04	9.04

Outstanding units: Type IV	23,078	132,087	67,250	397,634	18,702	340,210	68,468	2,245

Net asset value per unit: Type IV	$10.86	10.81	10.18	10.88	5.58	10.50	8.03	9.03

Outstanding units: Type V	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—

Outstanding units: Type VI	60,992	734,864	455,975	1,662,057	985,138	2,564,812	2,070,574	332,400

Net asset value per unit: Type VI	$11.01	11.58	10.01	11.29	3.89	10.59	6.53	7.44

Outstanding units: Type VII	16,136	386,285	207,597	810,937	239,875	825,837	813,964	62,503

Net asset value per unit: Type VII	$10.98	11.55	9.98	11.26	3.88	10.56	6.51	7.42

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2001

	Prudential Series Fund, Inc.,
	SP Prudential U.S. Emerging Growth Portfolio	SP Jennison International Growth Portfolio	Prudential Jennison Portfolio
Assets
Investments in Prudential Series Fund, Inc., at fair value (note 2):
SP Prudential U.S. Emerging Growth Portfolio (11,920 shares; cost — $84,502)	$82,010	—	—
SP Jennison International Growth Portfolio (3,167 shares; cost — $18,051)	—	17,195	—
Prudential Jennsion Portfolio (2,184 shares; cost — $34,806)	—	—	40,294
Receivable from affiliate	—	—	—
Receivable for units sold	—	—	—

Total assets	82,010	17,195	40,294

Liabilities
Accrued expenses payable to affiliate (note 4)	42	8	21
Payable for units withdrawn	—	—	—

Total liabilities	42	8	21

Net assets attributable to variable deferred annuity contractholders	$81,968	17,187	40,273

Outstanding units: Type I	—	—	—

Net asset value per unit: Type I	$—	—	—

Outstanding units: Type II	—	—	—

Net asset value per unit: Type II	$—	—	—

Outstanding units: Type III	9,251	2,313	4,587

Net asset value per unit: Type III	$8.86	7.43	8.78

Outstanding units: Type IV	—	—	—

Net asset value per unit: Type IV	$—	—	—

Outstanding units: Type V	—	—	—

Net asset value per unit: Type V	$—	—	—

Outstanding units: Type VI	—	—	—

Net asset value per unit: Type VI	$—	—	—

Outstanding units: Type VII	—	—	—

Net asset value per unit: Type VII	$—	—	—

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund
	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$6,352,637	22,524,332	3,220,942	339,017	2,975,046	—	1,123,777	4,372,502	576,370
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	396,880	693,568	153,211	18,005	46,116	3,072	70,425	134,472	22,106
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	5,900,793	3,822,764	1,057,243	178,781	518,942	45,173	935,497	625,378	468,235
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	2,332,737	3,211,456	498,385	98,881	180,319	—	658,056	292,652	511,438
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	275,211	666,423	60,769	28,925	18,121	—	71,951	40,963	43,138
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	228	5,802	17	281	88	—	79	86	153
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	175,562	215,491	—	—	—	—	66,914	—	33,676
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	76,481	60,062	—	—	—	—	27,194	—	31,879

Net investment income (expense)	(2,805,255)	13,848,766	1,451,317	14,144	2,211,460	(48,245)	(706,339)	3,278,951	(534,255)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(27,829,368)	—	(1,039,644)	(8,717,479)	2,302,067	(205,182)	1,204,737	1,135,392	(3,036,955)
Unrealized appreciation (depreciation) on investments	(74,140,998)	—	(7,262,090)	575,436	1,789,059	62,272	(7,202,105)	(606,614)	(4,418,280)
Capital gain distributions	7,656,129	—	1,559,446	148,510	843,132	—	5,748,762	—	309,317

Net realized and unrealized gain (loss) on investments	(94,314,237)	—	(6,742,288)	(7,993,533)	4,934,258	(142,910)	(248,606)	528,778	(7,145,918)

Increase (decrease) in net assets from operations	$(97,119,492)	13,848,766	(5,290,971)	(7,979,389)	7,145,718	(191,155)	(954,945)	3,807,729	(7,680,173)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	GE Investments Funds, Inc. (Continued)
	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$78,178	49,054	61,182
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	9,924	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	314,352	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	673,723	22,885	45,454
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	55,494	6,004	3,254
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	18	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	37,821	21,261	40,267
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	13,111	11,118	14,059

Net investment income (expense)	(1,026,265)	(12,214)	(41,852)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(5,199,369)	(139,351)	(20,031)
Unrealized appreciation (depreciation) on investments	(4,192,867)	(109,710)	707,039
Capital gain distributions	2,401,767	—	548,300

Net realized and unrealized gain (loss) on investments	(6,990,469)	(249,061)	1,235,308

Increase (decrease) in net assets from operations	$(8,016,734)	(261,275)	1,193,456

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	Bond Fund/VA	Capital Appreciation Fund/VA	Aggressive Growth Fund/VA	High Income Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
	Year ended December 31, 2001					Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$7,066,950	2,112,821	2,642,952	14,180,461	3,496,216	14,637	19,249
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	148,983	491,004	701,356	274,136	261,261	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	973,765	2,889,376	2,027,855	1,297,966	756,609	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	383,343	1,080,538	644,936	256,491	217,138	45,136	37,010
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	40,896	135,312	73,716	26,207	32,130	4,734	8,736
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	—	—	64,198	78,257
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	—	—	16,039	35,435

Net investment income (expense)	5,519,963	(2,483,409)	(804,911)	12,325,661	2,229,078	(115,470)	(140,189)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(557,873)	(11,087,954)	(50,964,900)	(8,284,890)	(1,115,630)	(331,636)	(227,812)
Unrealized appreciation (depreciation) on investments	16,457	(70,748,318)	(105,172,506)	(3,378,846)	(5,582,683)	135,259	(433,474)
Capital gain distributions	—	31,705,480	41,238,549	—	4,669,828	275,501	—

Net realized and unrealized gain (loss) on investments	(541,416)	(50,130,792)	(114,898,857)	(11,663,736)	(2,028,485)	79,124	(661,286)

Increase (decrease) in net assets from operations	$4,978,547	(52,614,201)	(115,703,768)	661,925	200,593	(36,346)	(801,475)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity-Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio	Mid Cap Portfolio
	Year ended December 31, 2001			Year ended December 31, 2001		Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$10,751,729	457,109	4,520,673	14,387,162	3,829,792	1,773,855	298,008	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	1,438,105	1,438,350	392,211	2,469,735	518,473	63,943	33,221	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	5,854,544	3,917,344	460,487	1,123,116	4,148,292	1,165,069	630,361	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	1,064,975	1,902,773	168,130	256,609	1,482,285	601,388	287,296	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	117,776	170,501	49,887	34,259	184,441	86,446	32,038	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	364	—	—	236	102	39
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	—	—	—	—	—

Net investment income (expense)	2,276,329	(6,971,859)	3,449,594	10,503,443	(2,503,699)	(143,227)	(685,010)	(39)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,178,829	(42,421,956)	(18,275,549)	(7,621,838)	(13,723,185)	(6,226,662)	(9,104,519)	(373)
Unrealized appreciation (depreciation) on investments	(75,592,678)	(117,986,402)	(11,403,525)	(27,713,515)	(69,893,964)	(14,385,625)	(3,715,865)	462
Capital gain distributions	30,207,242	42,968,241	7,145,580	5,395,185	13,516,916	5,695,008	—	—

Net realized and unrealized gain (loss) on investments	(44,206,607)	(117,440,117)	(22,533,494)	(29,940,168)	(70,100,233)	(14,917,279)	(12,820,384)	89

Increase (decrease) in net assets from operations	$(41,930,278)	(124,411,976)	(19,083,900)	(19,436,725)	(72,603,932)	(15,060,506)	(13,505,394)	50

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III — Service Class 2
	Equity-Income Portfolio	Growth Portfolio	Contrafund Portfolio	Growth & Income Portfolio	Mid Cap Portfolio
	Year ended December 31, 2001		Year ended December 31, 2001	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$35,135	2,854	32,381	26,281	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	83,725	58,032	56,738	27,415	59,105
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	7,584	13,290	13,265	6,465	6,203
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	93,132	113,713	99,310	36,303	144,880
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	43,673	36,595	45,953	28,216	33,598

Net investment income (expense)	(192,979)	(218,776)	(182,885)	(72,118)	(243,786)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(315,764)	(624,990)	(204,654)	(171,603)	(75,666)
Unrealized appreciation (depreciation) on investments	(122,220)	(1,026,349)	(632,281)	(98,935)	1,182,536
Capital gain distributions	101,121	268,325	121,429	84,378	—

Net realized and unrealized gain (loss) on investments	(336,863)	(1,383,014)	(715,506)	(186,160)	1,106,870

Increase (decrease) in net assets from operations	$(529,842)	(1,601,790)	(898,391)	(258,278)	863,084

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Federated Insurance Series				Federated Insurance Series — Service Shares	Alger American Fund		PBHG Insurance Series Fund, Inc.
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II	Small Capitalization Portfolio	LargeCap Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio
	Year ended December 31, 2001				Year ended December 31, 2001	Year ended December 31, 2001		Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$1,436,630	6,110,043	1,826,389	—	128,479	54,701	787,133	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	63,599	51,942	42,710	—	—	88,242	200,956	52,792	48,079
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	1,051,143	623,722	556,938	—	—	956,123	2,776,686	646,200	477,344
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	338,797	203,951	141,040	2,902	18,614	433,110	1,526,054	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	47,297	26,867	15,324	7,081	3,006	61,406	209,482	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	5,563	19,608	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	1,712	12,546	—	—	—	—

Net investment income (expense)	(64,206)	5,203,561	1,070,377	(17,258)	74,705	(1,484,180)	(3,926,045)	(698,992)	(525,423)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,144,469)	(8,341,037)	(2,745,661)	7,681	(31,976)	(61,207,246)	(42,931,677)	(7,080,467)	(38,829,351)
Unrealized appreciation (depreciation) on investments	(5,763,692)	3,591,100	(6,865,095)	(123,378)	(127,498)	17,664,751	(47,996,826)	(11,211,227)	15,093,725
Capital gain distributions	626,171	—	—	—	—	—	42,682,659	—	—

Net realized and unrealized gain (loss) on investments	(6,281,990)	(4,749,937)	(9,610,756)	(115,697)	(159,474)	(43,542,495)	(48,245,844)	(18,291,694)	(23,735,626)

Increase (decrease) in net assets from operations	$(6,346,196)	453,624	(8,540,379)	(132,955)	(84,769)	(45,026,675)	(52,171,889)	(18,990,686)	(24,261,049)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Janus Aspen Series
	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio	Equity Income Portfolio	High Yield Portfolio
	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$—	118,262	1,650,846	7,541,608	2,463,002	688,871	1,354,277	10	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	414,931	863,328	1,136,627	523,520	68,394	169,347	183,087	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	2,645,062	4,819,932	6,779,519	5,162,824	770,841	1,702,482	2,466,195	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	1,595,869	2,569,234	2,045,447	2,509,541	299,233	814,880	2,158,978	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	188,258	298,125	280,315	261,638	32,639	190,392	201,905	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	49	434	135	22	5
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	—	—	—	—	—	—

Net investment income (expense)	(4,844,120)	(8,432,357)	(8,591,062)	(915,915)	1,291,846	(2,188,664)	(3,656,023)	(12)	(5)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(128,912,280)	(54,089,115)	(42,755,845)	(10,845,801)	1,049,200	(55,891,277)	(39,949,820)	(58)	(38)
Unrealized appreciation (depreciation) on investments	(67,252,755)	(131,956,939)	(167,495,927)	(34,904,569)	140,773	(3,142,749)	(59,003,007)	(196)	56
Capital gain distributions	—	1,446,229	1,639,605	7,596,286	2,195,762	1,324,240	2,703,264	65	—

Net realized and unrealized gain (loss) on investments	(196,165,035)	(184,599,825)	(208,612,167)	(38,154,084)	3,385,735	(57,709,786)	(96,249,563)	(189)	18

Increase (decrease) in net assets from operations	$(201,009,155)	(193,032,182)	(217,203,229)	(39,069,999)	4,677,581	(59,898,450)	(99,905,586)	(201)	13

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Worldwide Growth Portfolio	International Growth Portfolio	Balanced Portfolio
	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$—	—	—	—	35,742	17,277	26,025	434,420
Expenses — Mortality and expense risk charges and administrative expenses —Type I (note 4)	21,551	10,882	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type II (note 4)	135,601	116,677	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type III (note 4)	158,173	139,060	23,344	43,969	28,988	38,626	26,320	102,671
Expenses — Mortality and expense risk charges and administrative expenses —Type IV (note 4)	17,629	20,416	2,513	7,606	5,535	6,897	13,965	16,289
Expenses — Mortality and expense risk charges and administrative expenses —Type V (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses —Type VI (note 4)	41,668	48,317	92,118	137,544	126,277	142,035	62,588	196,631
Expenses — Mortality and expense risk charges and administrative expenses —Type VII (note 4)	9,361	8,196	17,354	33,539	29,220	38,546	19,019	85,194

Net investment income (expense)	(383,983)	(343,548)	(135,329)	(222,658)	(154,278)	(208,827)	(95,867)	33,635

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(4,117,954)	(10,473,844)	(1,568,985)	(1,313,020)	(848,263)	(603,314)	(322,660)	(327,259)
Unrealized appreciation (depreciation) on investments	(2,286,189)	(2,173,041)	(2,037,458)	(2,594,017)	(1,843,183)	(2,275,379)	(424,899)	(819,787)
Capital gain distributions	—	152,466	—	30,785	86,152	29,300	41,249	203,512

Net realized and unrealized gain (loss) on investments	(6,404,143)	(12,494,419)	(3,606,443)	(3,876,252)	(2,605,294)	(2,849,393)	(706,310)	(943,534)

Increase (decrease) in net assets from operations	$(6,788,126)	(12,837,967)	(3,741,772)	(4,098,910)	(2,759,572)	(3,058,220)	(802,177)	(909,899)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Funds Inc
	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
	Year ended December 31, 2001		Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$85,977	1,286,744	1,107,594	501,320	326,216
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	6,450	68,856	8,184	41,641	3,519
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	118,953	685,114	141,395	319,935	73,617
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	107,114	904,296	146,007	490,653	98,127
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	21,366	72,013	21,370	37,379	8,360
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—	—	—

Net investment income (expense)	(167,906)	(443,535)	790,638	(388,288)	142,593

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(668,820)	4,328,423	179,257	(2,465,542)	(36,171)
Unrealized appreciation (depreciation) on investments	(1,110,839)	(883,608)	14,477	(2,069,678)	(308,694)
Capital gain distributions	—	6,646,154	—	770,641	—

Net realized and unrealized gain (loss) on investments	(1,779,659)	10,090,969	193,734	(3,764,579)	(344,865)

Increase (decrease) in net assets from operations	$(1,947,565)	9,647,434	984,372	(4,152,867)	(202,272)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	AIM Variable Insurance Funds
	AIM V.I. Capital Appreciation Fund	AIM V.I. Aggressive Growth Fund	AIM V.I. New Technology Fund	AIM V.I. Growth Fund	AIM V.I. Value Fund	AIM V.I. Capital Development Fund	AIM V.I. Growth & Income Fund	AIM V.I. Global Utilities Fund	AIM V.I. Government Securities Fund
	Year ended December 31, 2001							Period from January 4, 2001 to December 31, 2001	Period from March 19, 2001 to December 31, 2001
Investment income:
Income — Ordinary dividends	$—	—	1,155	18,118	43,067	—	—	15	264
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	23,158	—	—	11,080	70,457	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	4,959	—	—	1,268	9,053	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	105	27	105	—	—	15	13	18	38
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	64,788	—	—	44,316	140,841	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	28,941	—	—	20,720	56,487	—	—	—	—

Net investment income (expense)	(121,951)	(27)	1,050	(59,266)	(233,771)	(15)	(13)	(3)	226

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,143,306)	(420)	(777)	(534,407)	(596,280)	(124)	(375)	(1,843)	—
Unrealized appreciation (depreciation) on investments	(1,045,492)	566	(25,931)	(1,004,200)	(1,850,658)	25	5	586	49
Capital gain distributions	1,247,366	—	28,977	—	653,741	—	—	98	—

Net realized and unrealized gain (loss) on investments	(941,432)	146	2,269	(1,538,607)	(1,793,197)	(99)	(370)	(1,159)	49

Increase (decrease) in net assets from operations	$(1,063,383)	119	3,319	(1,597,873)	(2,026,968)	(114)	(383)	(1,162)	275

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	MFS® Variable Insurance Trust				Dreyfus
	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series	MFS® Utility Series	Dreyfus Investment Portfolios-Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.
	Year ended December 31, 2001				Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$4,506	9,389	—	125,583	16,242	3,821
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	24,944	21,494	23,861	28,521	3,181	2,688
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	3,461	2,183	2,349	3,114	1,520	1,008
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	89,774	36,401	41,131	59,698	6,497	61,582
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	22,864	14,420	11,508	24,491	1,237	8,919

Net investment income (expense)	(136,537)	(65,109)	(78,849)	9,759	3,807	(70,376)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(412,945)	(97,333)	(137,496)	(353,704)	1,498	(142,691)
Unrealized appreciation (depreciation) on investments	(1,370,533)	(390,183)	355,566	(2,386,030)	102,039	(1,061,003)
Capital gain distributions	54,391	51,546	83,336	330,862	—	—

Net realized and unrealized gain (loss) on investments	(1,729,087)	(435,970)	301,406	(2,408,872)	103,537	(1,203,694)

Increase (decrease) in net assets from operations	$(1,865,624)	(501,079)	222,557	(2,399,113)	107,344	(1,274,070)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	PIMCO Variable Insurance Trust				Rydex Variable Trust	Alliance Variable Products Series Fund, Inc.
	Foreign Bond Portfolio	Long-Term U.S. Government Bond Portfolio	High Yield Bond Portfolio	Total Return Bond Portfolio	OTC Fund	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio
	Year ended December 31, 2001				Year ended December 31, 2001	Year ended December 31, 2001
Investment income:
Income — Ordinary dividends	$37,238	448,027	379,370	865,020	—	100,077	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	8,596	46,084	28,492	91,591	9,998	130,225	48,779	8,340
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	433	7,764	2,528	30,811	1,144	20,066	5,004	2,111
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	4,577	66,615	30,871	124,561	43,702	178,617	132,823	20,057
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	1,171	32,270	14,671	64,896	12,106	68,317	58,210	4,943

Net investment income (expense)	22,461	295,294	302,808	553,161	(66,950)	(297,148)	(244,816)	(35,451)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	3,393	37,851	(52,876)	125,115	(617,106)	(575,527)	(905,062)	(267,565)
Unrealized appreciation (depreciation) on investments	9,015	(901,801)	(155,323)	(521,229)	(896,601)	(817,306)	(2,097,646)	23,695
Capital gain distributions	—	749,489	—	846,727	—	775,214	809,253	117,347

Net realized and unrealized gain (loss) on investments	12,408	(114,461)	(208,199)	450,613	(1,513,707)	(617,619)	(2,193,455)	(126,523)

Increase (decrease) in net assets from operations	$34,869	180,833	94,609	1,003,774	(1,580,657)	(914,767)	(2,438,271)	(161,974)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Prudential Series Fund, Inc.
	SP Prudential U.S. Emerging Growth Portfolio	SP Jennison International Growth Portfolio	Prudential Jennison Portfolio
	Period from July 9, 2001 to December 31, 2001	Period from August 6, 2001 to December 31, 2001	Period from September 17, 2001 to December 31, 2001
Investment income:
Income — Ordinary dividends	$—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4)	477	66	151
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4)	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4)	—	—	—

Net investment income (expense)	(477)	(66)	(151)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(55)	(41)	13
Unrealized appreciation (depreciation) on investments	(2,492)	(856)	5,488
Capital gain distributions	—	—	—

Net realized and unrealized gain (loss) on investments	(2,547)	(897)	5,501

Increase (decrease) in net assets from operations	$(3,024)	(963)	5,350

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund		Real Estate Securities Fund		Global Income Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,805,255)	(3,727,490)	13,848,766	19,722,676	1,451,317	1,681,290	14,144	(65,843)	2,211,460	2,793,738	(48,245)	47,423
Net realized gain (loss)	(27,829,368)	19,970,209	—	—	(1,039,644)	1,764,433	(8,717,479)	1,378,982	2,302,067	62,643	(205,182)	2,808
Unrealized appreciation (depreciation) on investments	(74,140,998)	(107,689,426)	—	—	(7,262,090)	(4,412,545)	575,436	(13,842,761)	1,789,059	10,710,276	62,272	11,564
Capital gain distributions	7,656,129	13,424,428	—	—	1,559,446	4,900,944	148,510	7,179,272	843,132	297,755	—	5,993

Increase (decrease) in net assets from operations	(97,119,492)	(78,022,279)	13,848,766	19,722,676	(5,290,971)	3,934,122	(7,979,389)	(5,350,350)	7,145,718	13,864,412	(191,155)	67,788

From capital transactions:
Net premiums	53,679,836	127,498,768	227,354,709	516,269,471	5,910,782	16,786,233	1,670,370	5,764,524	2,426,706	3,297,363	40,407	126,539
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(7,007,692)	(4,472,501)	(6,219,119)	(4,485,872)	(1,078,099)	(1,261,400)	(125,879)	(102,828)	(400,477)	(129,669)	(47,506)	—
Surrenders	(48,078,623)	(43,051,516)	(194,807,725)	(119,630,886)	(11,790,492)	(8,222,688)	(1,947,111)	(1,473,052)	(4,157,768)	(2,468,128)	(277,236)	(462,743)
Cost of insurance and administrative expense (note 4)	(644,024)	(541,072)	(517,702)	(329,548)	(125,521)	(106,096)	(21,079)	(17,303)	(49,840)	(24,954)	(2,818)	(2,736)
Transfer gain (loss) and transfer fees	(293,198)	(1,375,102)	(431,559)	(6,376,318)	(43,462)	(147,987)	56,472	(128,946)	4,713	(1,836)	(159)	(194,245)
Capital Contribution	—	—	—	—	—	—	—	(17,803)	—	(1,916,444)	—	—
Transfers (to) from the Guarantee Account	38,496,549	77,494,301	23,010,841	32,507,913	3,570,776	9,007,289	822,919	1,626,671	895,187	1,559,033	276,439	403,611
Interfund transfers	(13,907,382)	(10,791,405)	141,804,870	(411,698,590)	10,959,313	529,778	(179,436)	637,892	9,730,137	14,572,417	62,731	(262,258)

Increase (decrease) in net assets from capital transactions	22,245,466	144,761,473	190,194,315	6,256,170	7,403,297	16,585,129	276,256	6,289,155	8,448,658	14,891,454	51,858	(391,832)

Increase (decrease) in net assets	(74,874,026)	66,739,194	204,043,081	25,978,846	2,112,326	20,519,251	(7,703,133)	938,805	15,594,376	28,755,866	(139,297)	(324,044)
Net assets at beginning of year	690,711,476	623,972,282	470,420,998	444,442,152	123,557,997	103,038,746	40,402,870	39,464,065	69,456,939	40,701,073	8,676,064	9,000,108

Net assets at end of period	$615,837,450	690,711,476	674,464,079	470,420,998	125,670,323	123,557,997	32,699,737	40,402,870	85,051,315	69,456,939	8,536,767	8,676,064

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	GE Investment Funds, Inc. (continued)
	Mid-Cap Value Equity Fund		Income Fund		U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2001	Period from September 7, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000
	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(706,339)	(190,364)	3,278,951	2,656,176	(534,255)	(337,308)	(1,026,265)	(716,083)	(12,214)	382	(41,852)	211
Net realized gain (loss)	1,204,737	1,651,495	1,135,392	(294,093)	(3,036,955)	108,193	(5,199,369)	371,048	(139,351)	(1,303)	(20,031)	661
Unrealized appreciation (depreciation) on investments	(7,202,105)	2,214,711	(606,614)	2,124,354	(4,418,280)	(4,004,706)	(4,192,867)	(7,604,056)	(109,710)	2,845	707,039	20,760
Capital gain distributions	5,748,762	3,455,693	—	—	309,317	3,130,459	2,401,767	3,960,555	—	—	548,300	—

Increase (decrease) in net assets from operations	(954,945)	7,131,535	3,807,729	4,486,437	(7,680,173)	(1,103,362)	(8,016,734)	(3,988,536)	(261,275)	1,924	1,193,456	21,632

From capital transactions:
Net premiums	24,612,394	15,459,789	2,606,095	6,124,136	12,218,130	19,718,034	14,264,418	28,726,468	6,800,445	180,257	10,214,695	208,441
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(654,443)	(395,169)	(867,978)	(372,883)	(682,275)	(801,770)	(455,231)	(584,762)	(16,286)	—	(47,355)	—
Surrenders	(8,675,913)	(6,032,126)	(8,615,763)	(5,195,117)	(3,425,533)	(2,230,307)	(3,977,140)	(2,359,784)	(118,765)	(156)	(166,929)	(2,062)
Cost of insurance and administrative expense (note 4)	(106,400)	(57,184)	(78,405)	(47,847)	(65,664)	(35,435)	(53,347)	(23,454)	(162)	—	(352)	—
Transfer gain (loss) and transfer fees	(17,475)	(51,581)	(12,779)	(65,188)	(4,871)	(102,008)	(32,624)	(210,527)	(6,310)	(310)	(4,031)	(95)
Capital Contribution	(60,748)	—	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	9,259,849	8,049,992	2,050,352	3,780,622	6,552,859	8,019,690	5,459,372	8,688,279	2,311,238	19,556	3,659,508	11,167
Interfund transfers	37,715,483	2,965,830	35,394,056	3,049,984	10,432,286	5,570,334	7,717,900	9,710,050	28,330	—	5,102,428	—

Increase (decrease) in net assets from capital transactions	62,011,999	19,939,551	30,475,578	7,273,707	25,024,932	30,138,538	22,923,348	43,946,270	8,998,490	199,347	18,757,964	217,451

Increase (decrease) in net assets	61,117,802	27,071,086	34,283,307	11,760,144	17,344,759	29,035,176	14,906,614	39,957,734	8,737,215	201,271	19,951,420	239,083
Net assets at beginning of year	101,375,498	74,304,412	56,610,178	44,850,034	68,103,779	39,068,603	67,268,930	27,311,196	201,271	—	239,083	—

Net assets at end of period	$162,493,300	101,375,498	90,893,485	56,610,178	85,448,538	68,103,779	82,175,544	67,268,930	8,938,486	201,271	20,190,503	239,083

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	Bond Fund/VA		Capital Appreciation Fund/VA		Aggressive Growth Fund/VA		High Income Fund/VA		Multiple Strategies Fund/VA
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$5,519,963	5,002,237	(2,483,409)	(4,213,202)	(804,911)	(6,045,898)	12,325,661	13,660,678	2,229,078	2,617,992
Net realized gain (loss)	(557,873)	(1,426,644)	(11,087,954)	19,535,882	(50,964,900)	55,535,692	(8,284,890)	(5,751,459)	(1,115,630)	1,642,307
Unrealized appreciation (depreciation) on investments	16,457	116,272	(70,748,318)	(46,098,627)	(105,172,506)	(134,489,391)	(3,378,846)	(15,280,576)	(5,582,683)	(5,637,908)
Capital gain distributions	—	—	31,705,480	20,108,476	41,238,549	15,829,517	—	—	4,669,828	5,372,892

Increase (decrease) in net assets from operations	4,978,547	3,691,865	(52,614,201)	(10,667,471)	(115,703,768)	(69,170,080)	661,925	(7,371,357)	200,593	3,995,283

From capital transactions:
Net premiums	3,943,874	9,691,839	16,716,609	59,748,019	9,142,218	69,621,179	2,824,717	9,101,537	2,804,619	8,798,942
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(1,508,046)	(864,694)	(2,273,259)	(2,553,573)	(1,641,962)	(1,741,348)	(2,537,212)	(1,007,129)	(694,590)	(704,181)
Surrenders	(11,634,260)	(9,068,522)	(29,096,438)	(29,810,167)	(28,585,470)	(54,966,024)	(16,756,411)	(25,029,783)	(11,457,548)	(10,038,159)
Cost of insurance and administrative expense (note 4)	(102,505)	(70,666)	(334,224)	(281,927)	(302,570)	(462,687)	(147,431)	(146,355)	(108,360)	(99,381)
Transfer gain (loss) and transfer fees	(28,073)	(79,986)	154,986	(879,392)	420,952	(1,826,710)	(16,902)	45,502	47,790	2,261
Transfers (to) from the Guarantee Account	3,030,693	7,069,979	7,044,523	20,075,192	5,179,574	13,411,217	2,174,630	6,762,395	2,022,880	3,123,650
Interfund transfers	44,650,920	(2,002,496)	7,550,652	37,734,556	(38,875,634)	52,786,754	741,249	(15,160,553)	13,595,628	(1,616,513)

Increase (decrease) in net assets from capital transactions	38,352,603	4,675,454	(237,151)	84,032,708	(54,662,892)	76,822,381	(13,717,360)	(25,434,386)	6,114,839	(533,381)

Increase (decrease) in net assets	43,331,150	8,367,319	(52,851,352)	73,365,237	(170,366,660)	7,652,301	(13,055,435)	(32,805,743)	6,315,432	3,461,902
Net assets at beginning of year	84,833,841	76,466,522	355,034,920	281,669,683	365,985,414	358,333,113	134,672,430	167,478,173	84,299,196	80,837,294

Net assets at end of period	$128,164,991	84,833,841	302,183,568	355,034,920	195,618,754	365,985,414	121,616,995	134,672,430	90,614,628	84,299,196

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds — Class 2 Shares
	Global Securities Fund/VA		Main Street Growth & Income Fund/VA
	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(115,470)	(2,379)	(140,189)	(3,937)
Net realized gain (loss)	(331,636)	(5,305)	(227,812)	(23,388)
Unrealized appreciation (depreciation) on investments	135,259	1,512	(433,474)	(57,461)
Capital gain distributions	275,501	—	—	—

Increase (decrease) in net assets from operations	(36,346)	(6,172)	(801,475)	(84,786)

From capital transactions:
Net premiums	12,621,837	900,489	12,067,940	1,367,356
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(24,193)	—	(80,339)	—
Surrenders	(256,596)	(5,167)	(358,506)	(6,856)
Cost of insurance and administrative expense (note 4)	(651)	—	(941)	—
Transfer gain (loss) and transfer fees	2,171	90	(8,947)	177,875
Transfers (to) from the Guarantee Account	5,776,773	58,479	7,740,856	319,676
Interfund transfers	890,248	33,498	786,289	(76,789)

Increase (decrease) in net assets from capital transactions	19,009,589	987,389	20,146,352	1,781,262

Increase (decrease) in net assets	18,973,243	981,217	19,344,877	1,696,476
Net assets at beginning of year	981,217	—	1,696,476	—

Net assets at end of period	$19,954,460	981,217	21,041,353	1,696,476

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Variable Insurance Products Fund						Variable Insurance Products Fund II
	Equity-Income Portfolio		Growth Portfolio		Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$2,276,329	2,824,466	(6,971,859)	(8,976,031)	3,449,594	241,403	10,503,443	9,715,278	(2,503,699)	(5,711,237)
Net realized gain (loss)	1,178,829	13,511,052	(42,421,956)	43,916,327	(18,275,549)	(2,901,355)	(7,621,838)	9,628,050	(13,723,185)	18,832,496
Unrealized appreciation (depreciation) on investments	(75,592,678)	(18,523,201)	(117,986,402)	(203,701,580)	(11,403,525)	(31,389,426)	(27,713,515)	(75,223,151)	(69,893,964)	(124,566,797)
Capital gain distributions	30,207,242	42,686,468	42,968,241	74,486,477	7,145,580	11,390,996	5,395,185	34,925,087	13,516,916	66,140,474

Increase (decrease) in net assets from operations	(41,930,278)	40,498,785	(124,411,976)	(94,274,807)	(19,083,900)	(22,658,382)	(19,436,725)	(20,954,736)	(72,603,932)	(45,305,064)

From capital transactions:
Net premiums	13,482,354	29,044,681	15,442,813	116,182,870	3,258,924	11,672,112	2,747,180	13,436,965	8,964,960	80,497,330
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(5,351,252)	(4,817,747)	(4,540,521)	(4,586,633)	(358,341)	(688,405)	(2,199,971)	(3,112,604)	(3,332,230)	(2,330,087)
Surrenders	(75,266,482)	(77,427,473)	(58,135,804)	(89,018,584)	(11,801,792)	(19,877,774)	(60,060,644)	(86,541,341)	(38,653,688)	(47,628,051)
Cost of insurance and administrative expense (note 4)	(663,726)	(660,416)	(678,066)	(775,185)	(115,760)	(171,370)	(660,441)	(889,216)	(460,392)	(445,079)
Transfer gain (loss) and transfer fees	15,429	(115,750)	141,103	(1,080,619)	175,065	(1,382,526)	6,302	(27,248)	187,230	(8,762,534)
Transfers (to) from the Guarantee Account	5,636,571	19,866,829	11,551,305	36,567,616	970,603	3,280,561	891,816	7,050,447	7,774,752	33,041,730
Interfund transfers	32,329,189	(43,608,725)	(40,706,964)	28,709,583	(7,775,715)	(1,908,338)	(8,725,157)	(20,530,181)	(33,044,396)	5,787,334

Increase (decrease) in net assets from capital transactions	(29,817,917)	(77,718,601)	(76,926,134)	85,999,048	(15,647,016)	(9,075,740)	(68,000,915)	(90,613,178)	(58,563,764)	60,160,643

Increase (decrease) in net assets	(71,748,195)	(37,219,816)	(201,338,110)	(8,275,759)	(34,730,916)	(31,734,122)	(87,437,640)	(111,567,914)	(131,167,696)	14,855,579
Net assets at beginning of year	653,526,987	690,746,803	664,860,747	673,136,506	97,871,266	129,605,388	364,898,368	476,466,282	536,388,646	521,533,067

Net assets at end of period	$581,778,792	653,526,987	463,522,637	664,860,747	63,140,350	97,871,266	277,460,728	364,898,368	405,220,950	536,388,646

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Variable Insurance Products Fund III
	Growth & Income Portfolio		Growth Opportunities Portfolio		Mid Cap Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2001	Period from September 21, 2000 to December 31, 2000
	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(143,227)	(499,119)	(685,010)	(123,662)	(39)	4
Net realized gain (loss)	(6,226,662)	(45,404)	(9,104,519)	(1,855,073)	(373)	—
Unrealized appreciation (depreciation) on investments	(14,385,625)	(14,786,076)	(3,715,865)	(22,990,080)	462	83
Capital gain distributions	5,695,008	8,810,533	—	6,180,953	—	—

Increase (decrease) in net assets from operations	(15,060,506)	(6,520,066)	(13,505,394)	(18,787,862)	50	87

From capital transactions:
Net premiums	5,877,531	27,032,315	2,591,363	14,411,382	1,270	945
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(1,424,095)	(785,394)	(464,333)	(559,722)	—	—
Surrenders	(8,824,078)	(7,938,284)	(4,262,235)	(6,473,880)	(81)	—
Cost of insurance and administrative expense (note 4)	(130,627)	(104,471)	(77,633)	(75,950)	—	—
Transfer gain (loss) and transfer fees	19,770	(208,172)	(7,602)	(217,427)	14	(7)
Transfers (to) from the Guarantee Account	4,980,806	17,374,450	778,037	8,008,572	—	—
Interfund transfers	690,658	(8,077,157)	(14,455,911)	(9,324,271)	18,248	1,253

Increase (decrease) in net assets from capital transactions	1,189,965	27,293,287	(15,898,314)	5,768,704	19,451	2,191

Increase (decrease) in net assets	(13,870,541)	20,773,221	(29,403,708)	(13,019,158)	19,501	2,278
Net assets at beginning of year	140,982,359	120,209,138	87,708,927	100,728,085	2,278	—

Net assets at end of period	$127,111,818	140,982,359	58,305,219	87,708,927	21,779	2,278

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Variable Insurance Products Fund — Service Class 2				Variable Insurance Products Fund II — Service Class 2
	Equity-Income Portfolio		Growth Portfolio		Contrafund Portfolio
	Year ended December 31, 2001	Period from August 1, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 24, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(192,979)	(3,756)	(218,776)	(8,679)	(182,885)	(7,510)
Net realized gain (loss)	(315,764)	5,134	(624,990)	(37,243)	(204,654)	(19,931)
Unrealized appreciation (depreciation) on investments	(122,220)	62,429	(1,026,349)	(241,124)	(632,281)	(28,391)
Capital gain distributions	101,121	—	268,325	—	121,429	—

Increase (decrease) in net assets from operations	(529,842)	63,807	(1,601,790)	(287,046)	(898,391)	(55,832)

From capital transactions:
Net premiums	22,344,669	1,333,182	18,991,410	3,018,407	18,046,670	2,943,391
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(146,412)	—	(73,208)	(36,317)	1,731	—
Surrenders	(646,452)	(6,346)	(508,006)	(8,925)	(502,559)	(22,491)
Cost of insurance and administrative expense (note 4)	(854)	—	(1,696)	—	(1,351)	—
Transfer gain (loss) and transfer fees	5,779	(2,869)	(22,131)	(4,900)	(2,059)	(3,844)
Transfers (to) from the Guarantee Account	9,935,895	142,984	8,582,547	355,809	5,490,782	414,773
Interfund transfers	1,050,166	129,048	972,665	47,550	776,426	64,241

Increase (decrease) in net assets from capital transactions	32,542,791	1,595,999	27,941,581	3,371,624	23,809,640	3,396,070

Increase (decrease) in net assets	32,012,949	1,659,806	26,339,791	3,084,578	22,911,249	3,340,238
Net assets at beginning of year	1,659,806	—	3,084,578	—	3,340,238	—

Net assets at end of period	$33,672,755	1,659,806	29,424,369	3,084,578	26,251,487	3,340,238

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Variable Insurance Products Fund III — Service Class 2
	Growth & Income Portfolio		Mid Cap Portfolio
	Year ended December 31, 2001	Period from July 26, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 11, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(72,118)	(3,630)	(243,786)	1,936
Net realized gain (loss)	(171,603)	(13,831)	(75,666)	(6,137)
Unrealized appreciation (depreciation) on investments	(98,935)	(18,530)	1,182,536	113,983
Capital gain distributions	84,378	—	—	—

Increase (decrease) in net assets from operations	(258,278)	(35,991)	863,084	109,782

From capital transactions:
Net premiums	7,777,890	1,339,564	17,365,942	2,645,431
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(24,619)	—	(138,580)	—
Surrenders	(294,513)	(3,145)	(438,357)	(15,144)
Cost of insurance and administrative expense (note 4)	(383)	—	(1,588)	—
Transfer gain (loss) and transfer fees	1,307	(1,546)	6,368	(7,924)
Transfers (to) from the Guarantee Account	3,018,193	72,388	10,171,338	352,023
Interfund transfers	1,199,190	44,357	1,267,541	47,939

Increase (decrease) in net assets from capital transactions	11,677,065	1,451,618	28,232,664	3,022,325

Increase (decrease) in net assets	11,418,787	1,415,627	29,095,748	3,132,107
Net assets at beginning of year	1,415,627	—	3,132,107	—

Net assets at end of period	$12,834,414	1,415,627	32,227,855	3,132,107

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Federated Insurance Series								Federated Insurance Series — Service Shares
	American Leaders Fund II		High Income Bond Fund II		Utility Fund II		International Small Company Fund II		High Income Bond Fund II
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2001	Period from August 15, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 8, 2000 to December 31, 20600
	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(64,206)	(476,088)	5,203,561	4,745,880	1,070,377	949,069	(17,258)	(295)	74,705	(995)
Net realized gain (loss)	(1,144,469)	(489,663)	(8,341,037)	(3,675,304)	(2,745,661)	165,708	7,681	(5,800)	(31,976)	(9,685)
Unrealized appreciation (depreciation) on investments	(5,763,692)	(715,898)	3,591,100	(7,353,864)	(6,865,095)	(8,635,890)	(123,378)	(1,730)	(127,498)	(3,199)
Capital gain distributions	626,171	2,763,969	—	—	—	1,180,071	—	—	—	—

Increase (decrease) in net assets from operations	(6,346,196)	1,082,320	453,624	(6,283,288)	(8,540,379)	(6,341,042)	(132,955)	(7,825)	(84,769)	(13,879)

From capital transactions:
Net premiums	3,754,852	11,034,078	1,517,968	7,231,843	1,359,898	6,981,629	867,261	126,697	4,173,898	390,819
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(1,062,185)	(953,128)	(731,236)	(833,035)	(682,892)	(425,673)	—	—	(57,383)	—
Surrenders	(7,702,167)	(7,036,500)	(5,006,419)	(5,255,105)	(4,394,068)	(4,798,773)	(266,055)	(1,406)	(146,779)	(1,299)
Cost of insurance and administrative expense (note 4)	(109,765)	(84,831)	(52,590)	(47,029)	(54,050)	(51,488)	(10)	—	(726)	—
Transfer gain (loss) and transfer fees	(9,119)	(186,756)	(1,455)	(38,347)	13,107	(199,196)	23,768	(217)	643	703
Transfers (to) from the Guarantee Account	2,135,155	6,923,285	1,768,565	5,130,885	1,773,509	5,148,543	488,719	2,509	2,210,134	50,025
Interfund transfers	8,473,822	(7,892,946)	(145,296)	(5,877,661)	(1,454,651)	(2,027,087)	247,616	(32,379)	791,468	—

Increase (decrease) in net assets from capital transactions	5,480,593	1,803,202	(2,650,463)	311,551	(3,439,147)	4,627,955	1,361,299	95,204	6,971,255	440,248

Increase (decrease) in net assets	(865,603)	2,885,522	(2,196,839)	(5,971,737)	(11,979,526)	(1,713,087)	1,228,344	87,379	6,886,486	426,369
Net assets at beginning of year	103,866,636	100,981,114	61,181,949	67,153,686	57,607,863	59,320,950	87,379	—	426,369	—

Net assets at end of period	$103,001,033	103,866,636	58,985,110	61,181,949	45,628,337	57,607,863	1,315,723	87,379	7,312,855	426,369

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Alger American Fund				PBHG Insurance Series Fund, Inc.
	Small Capitalization Portfolio		LargeCap Growth Portfolio		PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,484,180)	(2,365,879)	(3,926,045)	(5,404,634)	(698,992)	(647,896)	(525,423)	(828,457)
Net realized gain (loss)	(61,207,246)	(13,564,336)	(42,931,677)	12,399,667	(7,080,467)	4,923,187	(38,829,351)	7,169,087
Unrealized appreciation (depreciation) on investments	17,664,751	(104,785,153)	(47,996,826)	(126,629,614)	(11,211,227)	(14,212,318)	15,093,725	(28,965,467)
Capital gain distributions	—	63,049,078	42,682,659	49,596,493	—	1,489,256	—	1,332,107

Increase (decrease) in net assets from operations	(45,026,675)	(57,666,290)	(52,171,889)	(70,038,088)	(18,990,686)	(8,447,771)	(24,261,049)	(21,292,730)

From capital transactions:
Net premiums	3,991,956	43,273,829	10,885,327	94,876,142	3,134,205	14,020,989	1,712,799	15,812,918
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(685,700)	(681,256)	(2,849,666)	(2,722,335)	(487,213)	(169,019)	(150,406)	(312,980)
Surrenders	(7,799,646)	(11,283,784)	(23,692,973)	(23,426,161)	(3,581,628)	(3,050,788)	(3,117,409)	(4,817,933)
Cost of insurance and administrative expense (note 4)	(107,603)	(117,397)	(314,849)	(265,904)	(54,308)	(32,221)	(46,788)	(45,635)
Transfer gain (loss) and transfer fees	(107,032)	(400,586)	(149,684)	(837,839)	44,591	(56,520)	116,250	(191,764)
Transfers (to) from the Guarantee Account	3,111,557	12,959,642	7,695,023	33,282,694	5,185,091	11,734,832	3,559,047	10,753,811
Interfund transfers	(4,985,946)	15,469,460	(25,001,077)	16,715,718	(1,805,855)	22,671,141	(6,752,020)	26,319,989

Increase (decrease) in net assets from capital transactions	(6,582,414)	59,219,908	(33,427,899)	117,622,315	2,434,883	45,118,414	(4,678,527)	47,518,406

Increase (decrease) in net assets	(51,609,089)	1,553,618	(85,599,788)	47,584,227	(16,555,803)	36,670,643	(28,939,576)	26,225,676
Net assets at beginning of year	145,612,131	144,058,513	370,198,150	322,613,923	59,874,299	23,203,656	58,873,927	32,648,251

Net assets at end of period	$94,003,042	145,612,131	284,598,362	370,198,150	43,318,496	59,874,299	29,934,351	58,873,927

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series
	Aggressive Growth Portfolio		Growth Portfolio		Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(4,844,120)	(9,288,294)	(8,432,357)	(10,945,716)	(8,591,062)	(13,431,107)	(915,915)	(2,592,084)	1,291,846	327,776
Net realized gain (loss)	(128,912,280)	71,239,829	(54,089,115)	54,561,971	(42,755,845)	102,321,143	(10,845,801)	14,349,077	1,049,200	(665,109)
Unrealized appreciation (depreciation) on investments	(67,252,755)	(400,491,830)	(131,956,939)	(259,004,529)	(167,495,927)	(376,506,650)	(34,904,569)	(94,048,596)	140,773	961,252
Capital gain distributions	—	78,125,643	1,446,229	67,928,705	1,639,605	89,963,724	7,596,286	59,830,783	2,195,762	2,466,992

Increase (decrease) in net assets from operations	(201,009,155)	(260,414,652)	(193,032,182)	(147,459,569)	(217,203,229)	(197,652,890)	(39,069,999)	(22,460,820)	4,677,581	3,090,911

From capital transactions:
Net premiums	12,567,867	197,345,805	16,476,743	193,495,217	16,168,770	174,564,189	22,047,059	123,102,774	3,270,639	37,151,608
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(2,667,487)	(3,509,063)	(5,583,698)	(4,926,021)	(5,896,892)	(5,459,425)	(5,919,333)	(4,760,289)	(1,530,321)	(842,682)
Surrenders	(25,666,712)	(59,139,579)	(54,232,683)	(70,508,863)	(66,935,292)	(86,534,017)	(50,896,580)	(42,189,339)	(12,774,869)	(15,618,541)
Cost of insurance and administrative expense (note 4)	(344,736)	(493,844)	(668,839)	(679,308)	(771,461)	(893,911)	(588,251)	(463,908)	(159,792)	(154,048)
Transfer gain (loss) and transfer fees	673,055	5,216,823	292,578	(1,231,926)	461,777	(9,879,153)	(14,895)	(593,547)	6,604,059	(18,033,837)
Transfers (to) from the Guarantee Account	11,845,667	52,903,552	11,871,567	58,977,532	14,668,367	58,147,214	23,230,251	76,927,470	1,920,176	7,986,169
Interfund transfers	(53,142,695)	61,614,601	(73,056,919)	49,204,290	(97,053,888)	25,677,312	(10,008,050)	27,050,721	14,866,872	(101,947)

Increase (decrease) in net assets from capital transactions	(56,735,041)	253,938,295	(104,901,251)	224,330,921	(139,358,619)	155,622,209	(22,149,799)	179,073,882	12,196,764	10,386,722

Increase (decrease) in net assets	(257,744,196)	(6,476,357)	(297,933,433)	76,871,352	(356,561,848)	(42,030,681)	(61,219,798)	156,613,062	16,874,345	13,477,633
Net assets at beginning of year	509,032,232	515,508,589	767,048,348	690,176,996	945,825,823	987,856,504	616,840,318	460,227,256	69,930,074	56,452,441

Net assets at end of period	$251,288,036	509,032,232	469,114,915	767,048,348	589,263,975	945,825,823	555,620,520	616,840,318	86,804,419	69,930,074

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	International Growth Portfolio		Capital Appreciation Portfolio		Equity Income Portfolio		High Yield Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2001	Period from September 8, 2000 to December 31, 2000	Year ended December 31, 2001	Period from October 10, 2000 to December 31, 2000
	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,188,664)	(2,802,700)	(3,656,023)	(4,448,723)	(12)	(3)	(5)	44
Net realized gain (loss)	(55,891,277)	40,926,185	(39,949,820)	27,742,167	(58)	(7)	(38)	(1)
Unrealized appreciation (depreciation) on investments	(3,142,749)	(107,099,330)	(59,003,007)	(132,556,476)	(196)	(91)	56	(56)
Capital gain distributions	1,324,240	12,849,769	2,703,264	3,745,856	65	—	—	—

Increase (decrease) in net assets from operations	(59,898,450)	(56,126,076)	(99,905,586)	(105,517,176)	(201)	(101)	13	(13)

From capital transactions:
Net premiums	8,346,854	106,191,793	11,845,790	152,312,346	1,106	75	75	100
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(2,062,702)	(1,881,554)	(4,328,011)	(2,472,220)	—	—	—	—
Surrenders	(19,243,246)	(20,130,584)	(21,834,514)	(25,674,759)	—	—	(1,184)	—
Cost of insurance and administrative expense (note 4)	(300,502)	(269,986)	(373,295)	(314,936)	—	—	—	—
Transfer gain (loss) and transfer fees	4,850,602	(11,322,545)	446,223	(524,073)	9	2	4	2
Transfers (to) from the Guarantee Account	7,089,642	24,152,127	7,939,759	45,426,006	—	—	—	—
Interfund transfers	(24,679,255)	25,567,012	(50,934,230)	8,800,317	479	1,004	—	1,003

Increase (decrease) in net assets from capital transactions	(25,998,607)	122,306,263	(57,238,278)	177,552,681	1,594	1,081	(1,105)	1,105

Increase (decrease) in net assets	(85,897,057)	66,180,187	(157,143,864)	72,035,505	1,393	980	(1,092)	1,092
Net assets at beginning of year	250,380,114	184,199,927	441,612,387	369,576,882	980	—	1,092	—

Net assets at end of period	$164,483,057	250,380,114	284,468,523	441,612,387	2,373	980	0	1,092

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Year ended December 31, 2001	Period from May 2, 2000 to December 31, 2000	Year ended December 31, 2001	Period from May 2, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 24, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 24, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(383,983)	(185,505)	(343,548)	(22,665)	(135,329)	(12,706)	(222,658)	(15,537)
Net realized gain (loss)	(4,117,954)	471,691	(10,473,844)	(1,660,779)	(1,568,985)	(125,677)	(1,313,020)	(88,725)
Unrealized appreciation (depreciation) on investments	(2,286,189)	1,191,779	(2,173,041)	(8,668,137)	(2,037,458)	(845,885)	(2,594,017)	(596,533)
Capital gain distributions	—	—	152,466	—	—	2,170	30,785	3,362

Increase (decrease) in net assets from operations	(6,788,126)	1,477,965	(12,837,967)	(10,351,581)	(3,741,772)	(982,098)	(4,098,910)	(697,433)

From capital transactions:
Net premiums	5,752,477	10,785,299	6,741,992	17,451,454	8,236,263	4,317,354	15,166,179	5,636,434
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(283,260)	(139,693)	(348,231)	(320,658)	(8,222)	—	(146,432)	(7,246)
Surrenders	(1,356,036)	(498,034)	(1,213,325)	(697,649)	(326,354)	(16,007)	(691,826)	(18,700)
Cost of insurance and administrative expense (note 4)	(23,549)	(7,928)	(19,514)	(4,882)	(1,706)	—	(3,082)	—
Transfer gain (loss) and transfer fees	(19,319)	(16,792)	1,075	(4,735)	(49,670)	(180,308)	(82,351)	(5,167)
Transfers (to) from the Guarantee Account	3,731,403	2,687,103	4,106,972	3,792,018	5,231,531	658,092	6,178,668	415,910
Interfund transfers	(10,817,081)	23,841,367	2,544,761	13,850,355	(123,650)	129,985	556,219	28,944

Increase (decrease) in net assets from capital transactions	(3,015,365)	36,651,322	11,813,730	34,065,903	12,958,192	4,909,116	20,977,375	6,050,175

Increase (decrease) in net assets	(9,803,491)	38,129,287	(1,024,237)	23,714,322	9,216,420	3,927,018	16,878,465	5,352,742
Net assets at beginning of year	38,129,287	—	23,714,322	—	3,927,018	—	5,352,742	—

Net assets at end of period	$28,325,796	38,129,287	22,690,085	23,714,322	13,143,438	3,927,018	22,231,207	5,352,742

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series — Service Shares (continued)
	Capital Appreciation Portfolio		Worldwide Growth Portfolio		International Growth Portfolio		Balanced Portfolio
	Year ended December 31, 2001	Period from July 26, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 24, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(154,278)	6,110	(208,827)	(14,871)	(95,867)	(1,193)	33,635	9,749
Net realized gain (loss)	(848,263)	(77,233)	(603,314)	(81,037)	(322,660)	(32,754)	(327,259)	(17,256)
Unrealized appreciation (depreciation) on investments	(1,843,183)	(433,290)	(2,275,379)	(521,637)	(424,899)	(156,043)	(819,787)	(86,958)
Capital gain distributions	86,152	61	29,300	2,787	41,249	395	203,512	1,488

Increase (decrease) in net assets from operations	(2,759,572)	(504,352)	(3,058,220)	(614,758)	(802,177)	(189,595)	(909,899)	(92,977)

From capital transactions:
Net premiums	11,382,711	5,481,003	14,176,599	5,220,452	7,352,333	1,964,826	31,036,345	4,139,314
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(64,750)	(18,006)	(24,924)	(30,712)	(58,683)	—	(256,745)	—
Surrenders	(461,031)	(20,312)	(394,836)	(22,523)	(237,405)	(6,122)	(1,230,543)	(9,358)
Cost of insurance and administrative expense (note 4)	(1,618)	—	(2,815)	—	(997)	—	(2,865)	—
Transfer gain (loss) and transfer fees	(7,111)	(7,827)	61,757	(7,185)	6,973	(5,038)	(44,362)	6,263
Transfers (to) from the Guarantee Account	5,854,195	423,430	8,750,091	879,825	4,300,787	415,549	17,567,019	466,561
Interfund transfers	(723,767)	23,351	(235,912)	142,903	(869,724)	(86,873)	827,954	124,765

Increase (decrease) in net assets from capital transactions	15,978,629	5,881,639	22,329,960	6,182,760	10,493,284	2,282,342	47,896,803	4,727,545

Increase (decrease) in net assets	13,219,057	5,377,287	19,271,740	5,568,002	9,691,107	2,092,747	46,986,904	4,634,568
Net assets at beginning of year	5,377,287	—	5,568,002	—	2,092,747	—	4,634,568	—

Net assets at end of period	$18,596,344	5,377,287	24,839,742	5,568,002	11,783,854	2,092,747	51,621,472	4,634,568

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust				Salomon Brother Variable Series Funds Inc
	Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund		Investors Fund		Total Return Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(167,906)	(139,180)	(443,535)	63,310	790,638	655,019	(388,288)	68,848	142,593	153,647
Net realized gain (loss)	(668,820)	46,957	4,328,423	449,393	179,257	(26,890)	(2,465,542)	295,242	(36,171)	12,080
Unrealized appreciation (depreciation) on investments	(1,110,839)	(787,438)	(883,608)	8,304,706	14,477	(95,423)	(2,069,678)	65,351	(308,694)	195,015
Capital gain distributions	—	—	6,646,154	1,591,378	—	—	770,641	1,091,072	—	—

Increase (decrease) in net assets from operations	(1,947,565)	(879,661)	9,647,434	10,408,787	984,372	532,706	(4,152,867)	1,520,513	(202,272)	360,742

From capital transactions:
Net premiums	1,741,948	5,488,174	11,496,311	11,688,767	1,923,618	4,853,560	7,624,117	9,082,204	1,829,377	2,362,422
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(108,194)	(77,500)	(754,001)	(92,840)	(61,984)	(93,758)	(473,319)	(9,268)	(21,922)	(52,792)
Surrenders	(809,111)	(891,998)	(9,326,605)	(1,586,680)	(1,563,775)	(673,689)	(5,278,858)	(715,457)	(412,372)	(341,058)
Cost of insurance and administrative expense (note 4)	(14,833)	(9,213)	(115,353)	(19,420)	(19,074)	(4,640)	(62,388)	(5,632)	(10,127)	(3,821)
Transfer gain (loss) and transfer fees	(6,888)	(21,844)	(821,735)	(165,765)	(5,276)	15,819	63,382	(96,558)	2,510	96
Transfers (to) from the Guarantee Account	645,079	1,282,884	3,365,746	3,092,219	923,990	1,475,770	2,021,064	1,171,182	518,768	956,626
Interfund transfers	2,531,099	1,019,672	60,178,334	34,303,642	11,948,809	1,747,930	27,066,248	22,724,325	6,119,969	1,103,825

Increase (decrease) in net assets from capital transactions	3,979,100	6,790,175	64,022,697	47,219,923	13,146,308	7,320,992	30,960,246	32,150,796	8,026,203	4,025,298

Increase (decrease) in net assets	2,031,535	5,910,514	73,670,131	57,628,710	14,130,680	7,853,698	26,807,379	33,671,309	7,823,931	4,386,040
Net assets at beginning of year	16,109,204	10,198,690	74,142,206	16,513,496	13,181,698	5,328,000	37,463,216	3,791,907	7,636,739	3,250,699

Net assets at end of period	$18,140,739	16,109,204	147,812,337	74,142,206	27,312,378	13,181,698	64,270,595	37,463,216	15,460,670	7,636,739

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	AIM Variable Insurance Funds
	AIM V.I. Capital Appreciation Fund		AIM V.I. Aggressive Growth Fund		AIM V.I. New Technology Fund		AIM V.I. Growth Fund
	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from October 16, 2000 to December 31, 2000	Year ended December 31, 2001	Period from September 8, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 20, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(121,951)	(6,725)	(27)	(4)	1,050	(6)	(59,266)	(5,142)
Net realized gain (loss)	(1,143,306)	(39,485)	(420)	54	(777)	(186)	(534,407)	(46,880)
Unrealized appreciation (depreciation) on investments	(1,045,492)	(362,655)	566	(160)	(25,931)	(1,213)	(1,004,200)	(279,588)
Capital gain distributions	1,247,366	53,685	—	—	28,977	305	—	61,649

Increase (decrease) in net assets from operations	(1,063,383)	(355,180)	119	(110)	3,319	(1,100)	(1,597,873)	(269,961)

From capital transactions:
Net premiums	7,471,475	2,230,924	8,000	175	22,926	1,200	5,358,567	2,106,482
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(36,696)	—	—	—	—	—	(21,600)	—
Surrenders	(340,630)	(11,466)	(861)	—	(42)	—	(168,771)	(10,272)
Cost of insurance and administrative expense (note 4)	(1,216)	—	—	—	—	—	(905)	—
Transfer gain (loss) and transfer fees	122,975	(10,783)	6	2	6	2	22,447	(9,760)
Transfers (to) from the Guarantee Account	5,577,828	299,264	—	—	—	—	2,805,429	207,279
Interfund transfers	1,874,285	34,858	501	1,199	25,138	1,998	(625,247)	14,235

Increase (decrease) in net assets from capital transactions	14,668,021	2,542,797	7,646	1,376	48,028	3,200	7,369,920	2,307,964

Increase (decrease) in net assets	13,604,638	2,187,617	7,765	1,266	51,347	2,100	5,772,047	2,038,003
Net assets at beginning of year	2,187,617	—	1,266	—	2,100	—	2,038,003	—

Net assets at end of period	$15,792,255	2,187,617	9,031	1,266	53,447	2,100	7,810,050	2,038,003

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	AIM Variable Insurance Funds
	AIM V.I. Value Fund		AIM V.I. Capital Development Fund		AIM V.I. Growth and Income Fund		AIM V.I. Global Utilities Fund	AIM V.I. Government Securities Fund
	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from October 24, 2000 to December 31, 2000	Year ended December 31, 2001	Period from October 24, 2000 to December 31, 2000	Period from January 4, 2001 to December 31, 2001	Period from March 19, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(233,771)	(5,829)	(15)	—	(13)	—	(3)	226
Net realized gain (loss)	(596,280)	(90,467)	(124)	(3)	(375)	(21)	(1,843)	—
Unrealized appreciation (depreciation) on investments	(1,850,658)	(196,393)	25	—	5	—	586	49
Capital gain distributions	653,741	125,375	—	—	—	—	98	—

Increase (decrease) in net assets from operations	(2,026,968)	(167,314)	(114)	(3)	(383)	(21)	(1,162)	275

From capital transactions:
Net premiums	20,782,363	4,511,000	—	—	168	—	832	800
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(277,345)	(34,914)	—	—	—	—	—	—
Surrenders	(443,729)	(31,891)	—	—	0	—	(49)	—
Cost of insurance and administrative expense (note 4)	(2,337)	—	—	—	—	—	—	—
Transfer gain (loss) and transfer fees	891,144	7,378	1	—	7	—	7	1
Transfers (to) from the Guarantee Account	10,329,067	402,397	—	—	—	—	—	—
Interfund transfers	91,277	13,541	5,015	3	478	21	1,422	8,012

Increase (decrease) in net assets from capital transactions	31,370,440	4,867,511	5,016	3	653	21	2,212	8,813

Increase (decrease) in net assets	29,343,472	4,700,197	4,902	—	270	—	1,050	9,088
Net assets at beginning of year	4,700,197	—	—	—	—	—	—	—

Net assets at end of period	$34,043,669	4,700,197	4,902	—	270	—	1,050	9,088

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series		MFS® Utility Series
	Year ended December 31, 2001	Period from July 27, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 18, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 17, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000
Increase (decrease) in net assets From operations:
Net investment income (expense)	$(136,537)	(7,769)	(65,109)	(1,192)	(78,849)	(1,965)	9,759	(1,924)
Net realized gain (loss)	(412,945)	(40,271)	(97,333)	(4,767)	(137,496)	(15,215)	(353,704)	(4,009)
Unrealized appreciation (depreciation) on investments	(1,370,533)	(186,904)	(390,183)	(4,793)	355,566	6,958	(2,386,030)	17,979
Capital gain distributions	54,391	—	51,546	—	83,336	—	330,862	—

Increase (decrease) in net assets from operations	(1,865,624)	(234,944)	(501,079)	(10,752)	222,557	(10,222)	(2,399,113)	12,046

From capital transactions:
Net premiums	10,875,980	2,706,193	5,938,657	572,314	6,274,976	839,758	9,014,258	737,514
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(705)	(7,452)	(18,437)	—	(16,562)	—	(23,607)	—
Surrenders	(400,851)	(9,830)	(125,283)	(1,188)	(182,335)	(3,335)	(212,131)	(1,207)
Cost of insurance and administrative expense (note 4)	(872)	—	(589)	—	(760)	—	(600)	—
Transfer gain (loss) and transfer fees	24,473	(1,937)	23,904	804	1,749	(1,201)	7,628	307
Transfers (to) from the Guarantee Account	4,756,052	283,451	4,833,855	41,319	3,536,289	187,488	6,550,056	238,106
Interfund transfers	(160,054)	7,500	(11,355)	21,339	686,745	(296)	178,892	32,599

Increase (decrease) in net assets from capital transactions	15,094,023	2,977,925	10,640,752	634,588	10,300,102	1,022,414	15,514,496	1,007,319

Increase (decrease) in net assets	13,228,399	2,742,981	10,139,673	623,836	10,522,659	1,012,192	13,115,383	1,019,365
Net assets at beginning of year	2,742,981	—	623,836	—	1,012,192	—	1,019,365	—

Net assets at end of period	$15,971,380	2,742,981	10,763,509	623,836	11,534,851	1,012,192	14,134,748	1,019,365

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Dreyfus
	Dreyfus Investment Portfolios — Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.
	Year ended December 31, 2001	Period from August 17, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 2, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$3,807	188	(70,376)	2,654
Net realized gain (loss)	1,498	(211)	(142,691)	(4,600)
Unrealized appreciation (depreciation) on investments	102,039	(14,189)	(1,061,003)	(32,434)
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	107,344	(14,212)	(1,274,070)	(34,380)

From capital transactions:
Net premiums	912,119	85,724	5,539,339	454,982
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	—	—	(10,553)	—
Surrenders	(20,185)	(1,205)	(40,353)	(1,717)
Cost of insurance and administrative expense (note 4)	(62)	—	(253)	—
Transfer gain (loss) and transfer fees	(30,915)	(603)	(33,278)	(173)
Transfers (to) from the Guarantee Account	347,860	61,276	1,126,130	28,388
Interfund transfers	1,775,921	—	66,787	—

Increase (decrease) in net assets from capital transactions	2,984,738	145,192	6,647,819	481,480

Increase (decrease) in net assets	3,092,082	130,980	5,373,749	447,100
Net assets at beginning of year	130,980	—	447,100	—

Net assets at end of period	$3,223,062	130,980	5,820,849	447,100

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	PIMCO Variable Insurance Trust
	Foreign Bond Portfolio		Long-Term U.S. Government Bond Portfolio		High Yield Bond Portfolio		Total Return Bond Portfolio
	Year ended December 31, 2001	Period from October 20, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 24, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 7, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$22,461	126	295,294	3,128	302,808	3,259	553,161	11,029
Net realized gain (loss)	3,393	—	37,851	17,990	(52,876)	(2,571)	125,115	13,606
Unrealized appreciation (depreciation) on investments	9,015	(57)	(901,801)	4,992	(155,323)	(2,065)	(521,229)	4,957
Capital gain distributions	—	311	749,489	—	—	—	846,727	—

Increase (decrease) in net assets from operations	34,869	380	180,833	26,110	94,609	(1,377)	1,003,774	29,592

From capital transactions:
Net premiums	1,544,684	9,336	13,135,184	582,654	7,628,475	235,661	26,356,447	1,355,203
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(9,884)	—	(80,372)	—	(22,849)	—	(55,550)	—
Surrenders	(43,532)	—	(363,112)	(2,654)	(257,969)	(1,152)	(553,985)	(6,232)
Cost of insurance and administrative expense (note 4)	(2)	—	(1,226)	—	(144)	—	(672)	—
Transfer gain (loss) and transfer fees	28,213	(7)	101,440	(280)	71,997	107	539,868	(1,474)
Transfers (to) from the Guarantee Account	415,602	2,827	6,488,382	77,348	4,003,331	27,361	13,535,252	192,442
Interfund transfers	674,589	—	2,727,913	—	1,264,321	513	5,524,978	(4,404)

Increase (decrease) in net assets from capital transactions	2,609,670	12,156	22,008,209	657,068	12,687,162	262,490	45,346,338	1,535,535

Increase (decrease) in net assets	2,644,539	12,536	22,189,042	683,178	12,781,771	261,113	46,350,112	1,565,127
Net assets at beginning of year	12,536	—	683,178	—	261,113	—	1,565,127	—

Net assets at end of period	$2,657,075	12,536	22,872,220	683,178	13,042,884	261,113	47,915,239	1,565,127

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Rydex Variable Trust		Alliance Variable Products Series Fund, Inc.
	OTC Fund		Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 25, 2000 to December 31, 2000	Year ended December 31, 2001	Period from July 14, 2000 to December 31, 2000	Year ended December 31, 2001	Period from August 11, 2000 to December 31, 2000
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(66,950)	(5,772)	(297,148)	(3,606)	(244,816)	(12,850)	(35,451)	(1,187)
Net realized gain (loss)	(617,106)	(39,423)	(575,527)	(3,951)	(905,062)	(79,574)	(267,565)	(10,030)
Unrealized appreciation (depreciation) on investments	(896,601)	(545,912)	(817,306)	51,645	(2,097,646)	(397,329)	23,695	(17,204)
Capital gain distributions	—	19,314	775,214	—	809,253	—	117,347	—

Increase (decrease) in net assets from operations	(1,580,657)	(571,793)	(914,767)	44,088	(2,438,271)	(489,753)	(161,974)	(28,421)

From capital transactions:
Net premiums	3,397,592	2,598,026	36,549,497	1,474,889	14,294,217	5,531,325	2,282,587	386,918
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(28,289)	—	(190,368)	(20,176)	(137,550)	—	(2,767)	—
Surrenders	(154,968)	(9,084)	(725,995)	(2,804)	(437,191)	(13,361)	(44,425)	(1,833)
Cost of insurance and administrative expense (note 4)	(711)	—	(1,101)	—	(2,512)	—	(93)	—
Transfer gain (loss) and transfer fees	7,435	(2,093)	881,234	(238)	255,611	(3,636)	127,121	495
Transfers (to) from the Guarantee Account	2,020,494	335,224	20,922,680	141,518	9,759,357	589,750	1,452,601	76,137
Interfund transfers	162,820	12,190	3,362,004	18,070	(97,465)	365,321	302,716	1,452

Increase (decrease) in net assets from capital transactions	5,404,373	2,934,263	60,797,951	1,611,259	23,634,467	6,469,399	4,117,740	463,169

Increase (decrease) in net assets	3,823,716	2,362,470	59,883,184	1,655,347	21,196,196	5,979,646	3,955,766	434,748
Net assets at beginning of year	2,362,470	—	1,655,347	—	5,979,646	—	434,748	—

Net assets at end of period	$6,186,186	2,362,470	61,538,531	1,655,347	27,175,842	5,979,646	4,390,514	434,748

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Prudential Series Fund, Inc.
	SP Prudential U.S. Emerging Growth Portfolio	SP Jennison International Growth Portfolio	Prudential Jennison Portfolio
	Period from July 9, 2001 to December 31, 2001	Period from August 6, 2001 to December 31, 2001	Period from September 17, 2001 to December 31, 2001
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(477)	(66)	(151)
Net realized gain (loss)	(55)	(41)	13
Unrealized appreciation (depreciation) on investments	(2,492)	(856)	5,488
Capital gain distributions	—	—	—

Increase (decrease) in net assets from operations	(3,024)	(963)	5,350

From capital transactions:
Net premiums	86,374	18,469	34,302
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	—	—	—
Surrenders	—	(293)	—
Cost of insurance and administrative expense (note 4)	—	—	—
Transfer gain (loss) and transfer fees	(1,382)	(26)	(44)
Transfers (to) from the Guarantee Account	—	—	—
Interfund transfers	—	—	665

Increase (decrease) in net assets from capital transactions	84,992	18,150	34,923

Increase (decrease) in net assets	81,968	17,187	40,273
Net assets at beginning of year	—	—	—

Net assets at end of period	$81,968	17,187	40,273

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements
December 31, 2001

(1)  Description of Entity

GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series to MFS® Investors Growth Stock Series and its MFS® Growth With Income Series to MFS® Investors Trust Series. In addition, AIM Variable Insurance Funds changed the name of its AIM V.I. Telecommunications Fund to AIM V.I. New Technology Fund.

Also during 2001, the Janus Aspen Series High Yield Portfolio was removed as an investment subdivision in the Account.

During May 2001, 4 new investment subdivisions were added to the Account for Type III policies (see note 2). The Equity Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Jennison International Growth Portfolio, and Prudential Jennison Portfolio each invests in a designated portfolio of the Prudential Series Fund, Inc.

In June 2000, 33 new investment subdivisions were added to the Account (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds — Class 2 Shares. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund — Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II — Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund III — Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series — Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series — Service Shares. The Growth and Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The MFS® Growth Series, the MFS® Growth With Income Series, the MFS® New Discovery Series, and the MFS® Utility Series each invests in a designated portfolio of the MFS® Variable Insurance Trust. The Dreyfus Investment Portfolios — Emerging Markets Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc.

In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

In April 2000, 12 new investment subdivisions were added to the Account. The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series — Service Shares. The

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

Mid Cap Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Equity Income and High Yield Portfolios each invests in a designated portfolio of the Janus Aspen Series. The AIM V.I. Capital Appreciation, AIM V.I. Capital Development, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Growth and Income, AIM V.I. Aggressive Growth, and AIM V.I. Telecommunications Funds each invests in a designated portfolio of the AIM Variable Insurance Funds.

All designated portfolios described above are series type mutual funds.

Contractholders may transfer cash values between the Account’s portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. In addition, certain contractholders elect to deposit premiums in the general account of GE Life and Annuity and, over a period up to one year, periodically and systematically transfer those premiums to the subaccount of their choice (i.e., dollar-cost average the unit purchases). Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared. Such transfers are reflected in the Statements of Changes in Net Assets as Transfers (to) from the Guarantee Account and in the Capital Transactions footnote as units exchanged.

(2)  Summary of Significant Accounting Policies

(a)  Unit Classes

There are seven unit classes included in the Account. Type I units are sold under policy forms P1140. Type II units are sold under policy forms P1143 and P1150. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Type V units are sold under policy form P1153. Types VI and VII units are sold under policy form P1154.

(b)  Investments

Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with generally accepted accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)  Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2001 were:

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
GE Investment Funds, Inc.:
S&P 500® Index Fund	$236,567,752	$210,195,210
Money Market Fund	2,454,011,304	2,233,670,714
Total Return Fund	48,407,331	37,922,237
International Equity Fund	156,645,504	153,436,965
Real Estate Securities Fund	85,185,950	69,352,745
Global Income Fund	1,828,438	1,645,143
Mid-Cap Value Equity Fund	116,797,378	50,961,341
Income Fund	81,855,597	48,043,489
U.S. Equity Fund	49,367,514	24,467,958
Premier Growth Equity Fund	58,962,170	34,802,908
Value Equity Fund	12,496,946	3,595,645
Small-Cap Value Equity Fund	25,953,128	6,723,981
Oppenheimer Variable Account Funds:
Bond Fund/VA	103,031,744	57,306,583
Capital Appreciation Fund/VA	141,605,182	111,623,079
Aggressive Growth Fund/VA	149,455,928	166,106,284
High Income Fund/VA	50,833,661	52,103,820
Multiple Strategies Fund/VA	47,883,292	34,881,053
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	31,508,973	12,785,794
Main Street Growth & Income Fund/VA	22,673,688	2,861,140
Variable Insurance Products Fund:
Equity-Income Portfolio	212,849,862	208,959,547
Growth Portfolio	158,578,725	197,034,098
Overseas Portfolio	399,722,449	413,487,424
Variable Insurance Products Fund II:
Asset Manager Portfolio	42,849,736	95,606,322
Contrafund Portfolio	79,874,315	127,571,499
Variable Insurance Products Fund III:
Growth & Income Portfolio	46,084,919	39,146,858
Growth Opportunities Portfolio	16,899,414	28,807,073
Mid Cap Portfolio	36,909	17,493
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	47,784,371	15,514,360
Growth Portfolio	33,882,918	5,959,599
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	27,438,610	3,748,896
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	17,538,061	5,974,436
Mid Cap Portfolio	32,874,747	5,380,287
Federated Insurance Series:
American Leaders Fund II	41,104,956	34,929,078
High Income Bond Fund II	103,868,007	103,530,134
Utility Fund II	15,058,452	17,230,312
International Small Company Fund II	42,916,929	41,104,463

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Insurance Series — Service Shares:
High Income Bond Fund II	$14,663,078	$7,648,496
Alger American Fund:
Small Capitalization Portfolio	90,359,866	104,960,599
LargeCap Growth Portfolio	116,350,218	114,393,591
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	26,094,011	24,377,116
PBHG Growth II Portfolio	96,557,221	102,713,077
Janus Aspen Series:
Aggressive Growth Portfolio	98,606,851	160,643,838
Growth Portfolio	126,424,956	240,311,588
Worldwide Growth Portfolio	181,322,414	329,486,606
Balanced Portfolio	162,154,345	177,500,393
Flexible Income Portfolio	68,904,476	53,208,764
International Growth Portfolio	408,742,492	445,574,717
Capital Appreciation Portfolio	76,649,886	138,475,643
Equity Income Portfolio	1,959	312
High Yield Portfolio	75	1,186
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	34,249,990	37,229,201
Global Technology Portfolio	32,539,307	21,037,650
Aggressive Growth Portfolio	24,347,511	11,565,300
Growth Portfolio	30,516,042	9,836,964
Capital Appreciation Portfolio	21,944,234	6,083,379
Worldwide Growth Portfolio	29,296,708	7,223,694
International Growth Portfolio	120,251,604	105,611,977
Balanced Portfolio	64,553,648	16,706,077
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	9,685,518	5,750,871
Mid Cap Value Fund	172,185,673	102,688,722
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	26,368,516	11,087,925
Investors Fund	82,375,376	48,340,558
Total Return Fund	14,036,172	5,665,160
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	28,429,607	12,446,161
AIM V.I. Aggressive Growth Fund	8,663	1,042
AIM V.I. New Technology Fund	219,953	141,880
AIM V.I. Growth Fund	10,707,648	3,417,870
AIM V.I. Value Fund	39,920,882	8,227,412
AIM V.I. Capital Development Fund	9,915	4,913
AIM V.I. Growth and Income Fund	7,831	7,190
AIM V.I. Global Utilities Fund	15,690	13,382
AIM V.I. Government Securities Fund	9,265	224

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	17,521,329	2,515,205
MFS® Investors Trust Series	$11,765,034	$1,164,700
MFS® New Discovery Series	12,585,911	2,277,917
MFS® Utility Series	18,059,718	2,224,806
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	10,334,891	7,696,107
The Dreyfus Socially Responsible Growth Fund, Inc.	10,450,358	3,871,598
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	4,688,328	2,120,620
Long-Term U.S. Government Bond Portfolio	31,988,029	9,222,035
High Yield Bond Portfolio	18,147,688	5,338,065
Total Return Bond Portfolio	59,157,468	12,854,764
Rydex Variable Trust:
OTC Fund	7,019,793	1,687,004
Alliance Variable Products Series Fund, Inc:
Growth and Income Portfolio	70,733,666	9,372,386
Premier Growth Portfolio	29,520,901	5,101,406
Quasar Portfolio	6,310,246	2,114,186
Prudential Series Fund, Inc.:
SP Prudential U.S. Emerging Growth Portfolio	84,989	432
SP Jennison International Growth Portfolio	18,442	350
Prudential Jennison Portfolio	34,924	131

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

(4)  Related Party Transactions

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. In addition, charges are assessed to cover certain partial surrenders, certain administrative expenses, and the mortality and expense risk that GE Life & Annuity assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a policy. The basis points charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. The table below discloses the fees described above by unit type.

Unit Type	Distribution Expense	Surrender Charges	Administrative Expense Charges	Mortality and Expense Risk Charges
I	.20% for the first ten years following a premium payment	6% or less within six years of any premium payment	$30	1.15%
II	—	6% or less within seven years of any premium payment	$25, if account value is less than $75,000, plus .15%	1.25%
III	—	8% or less within eight years of any premium payment	$25, if account value is less than $10,000, plus .25%	1.30%
IV	—	—	$25, if account value is less than $25,000, plus .25%	1.35%
V	—	—	0.35%	0.40%
VI	—	6% or less within six years of any premium payment	$30 plus .15%	1.35%
VII	—	6% or less within six years of any premium payment	$30 plus .15%	1.55%

For Type III unit contracts, transfers from the guarantee account include approximately $27.7 and $58.8 million of payments by GE Life and Annuity in the form of bonus credits for the years ended December 31, 2001 and 2000, respectively.

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500® Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity, Mid-Cap Value Equity and Premier Growth Equity Funds, .80% for the Small-Cap Value Equity Fund, and .55% for the U.S. Equity Fund.

(5)  Capital Transactions

The increase (decrease) in outstanding units and amounts by type and by subaccount from capital transactions with contractholders for each of the years or lesser periods in the two year period ended December 31, 2001 is as follows:

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	3,945	$227,062	29,524	$494,362	2,411	$91,720	1	$6
Units Redeemed	(190,013)	(10,813,162)	(3,288,192)	(54,902,105)	(95,836)	(3,606,128)	(25,891)	(577,216)
Units Exchanged	(72,968)	(124,039)	1,726,844	(155,118)	(41,064)	(40,316)	(73,785)	(5,675)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(259,036)	$(10,710,139)	(1,531,824)	$(54,562,860)	(134,489)	$(3,554,724)	(99,675)	$(582,885)

Units Purchased	2,478	120,597	11,466	194,763	990	37,513	—	—
Units Redeemed	(184,777)	(8,988,581)	(3,307,718)	(56,190,209)	(74,324)	(2,816,011)	(18,592)	(330,548)
Units Exchanged	(35,256)	(1,715,045)	2,800,699	47,577,186	23,592	893,868	(15,402)	(273,848)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(217,555)	$(10,583,030)	(495,553)	$(8,418,261)	(49,742)	$(1,884,629)	(33,994)	$(604,396)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Global Income Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	(878)	$53,044	46	$450	2,346	$37,915	738	$7,823
Units Redeemed	15,223	(910,735)	(18,024)	(180,823)	(99,897)	(1,601,472)	(231,047)	(2,430,811)
Units Exchanged	(14,909)	(8,235)	(12,713)	(791)	(11,459)	(13,530)	(3,539)	(23,965)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(564)	$(865,927)	(30,691)	$(181,164)	(109,010)	$(1,577,087)	(233,848)	$(2,446,953)

Units Purchased	148	2,853	49	500	655	11,748	3,439	39,991
Units Redeemed	(45,295)	(876,267)	(3,609)	(37,126)	(84,583)	(1,516,669)	(192,208)	(2,235,396)
Units Exchanged	9,750	188,632	9,542	98,171	143,699	2,576,677	262,753	3,055,845

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(35,397)	$(684,782)	5,982	$61,546	59,771	$1,071,756	73,984	$860,440

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)				Oppenheimer Variable Account Funds
	U.S. Equity Fund		Premier Growth Equity Fund		Bond Fund/VA		Capital Appreciation Fund/VA
	Unis	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	895	$11,642	850	$9,920	2,739	$59,417	2,529	$171,235
Units Redeemed	(6,809)	(85,350)	(23,499)	(271,942)	(195,959)	(4,217,384)	(164,413)	(10,999,214)
Units Exchanged	96,104	(3,224)	55,247	(2,325)	(14,960)	(32,820)	6,379	(136,527)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	90,190	$(76,932)	32,598	$(264,347)	(208,180)	$(4,190,787)	(155,505)	$(10,964,506)

Units Purchased	307	3,150	3,367	23,028	497	10,882	756	43,332
Units Redeemed	(14,975)	(153,821)	(23,597)	(161,400)	(140,878)	(3,081,287)	(151,512)	(8,684,307)
Units Exchanged	(10,207)	(104,855)	13,805	94,425	103,062	2,254,166	33,229	1,904,614

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(24,875)	$(255,526)	(6,425)	$(43,947)	(37,319)	$(816,239)	(117,527)	$(6,736,361)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds (continued)						Variable Insurance Products Fund
	Aggressive Growth Fund/VA		High Income Fund/VA		Multiple Strategies Fund/VA		Equity- Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	5,842	$494,773	4,410	$140,092	3,230	$104,285	12,748	$542,422	11,056	$820,665
Units Redeemed	(403,930)	(33,885,739)	(299,450)	(9,434,365)	(235,216)	(7,530,769)	(988,456)	(41,690,669)	(719,665)	(52,918,360)
Units Exchanged	31,718	(317,812)	(97,492)	(77,775)	(65,398)	(65,952)	(380,685)	(368,817)	(64,035)	(501,023)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(366,370)	$(33,708,778)	(392,532)	$(9,372,047)	(297,384)	$(7,492,437)	(1,356,393)	$(41,517,064)	(772,644)	$(52,598,718)

Units Purchased	3,133	151,508	2,911	90,832	955	31,286	8,604	382,089	3,873	216,200
Units Redeemed	(259,641)	(12,555,828)	(171,460)	(5,350,588)	(158,243)	(5,176,877)	(611,518)	(27,152,448)	(455,514)	(25,424,932)
Units Exchanged	(134,670)	(6,512,438)	(1,564)	(48,790)	13,215	432,313	19,551	868,073	(162,787)	(9,086,165)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(391,178)	$(18,916,758)	(170,113)	$(5,308,546)	(144,073)	$(4,713,278)	(583,363)	$(25,902,287)	(614,428)	$(34,294,897)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund (continued)		Variable Insurance Products Fund II				Variable Insurance Products Fund III
	Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio		Growth & Income Portfolio		Growth Opportunities Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	7,571	$241,479	36,673	$1,107,798	15,081	$471,259	1,926	$31,625	3,181	$46,620
Units Redeemed	(487,154)	(15,394,793)	(2,680,732)	(80,156,029)	(639,294)	(19,812,454)	(134,276)	(2,185,679)	(116,507)	(1,693,162)
Units Exchanged	(102,270)	(143,619)	(522,301)	(820,933)	(74,444)	(166,590)	(76,301)	(19,120)	(112,658)	(14,301)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(581,853)	$(15,296,932)	(3,166,360)	$(79,869,165)	(698,657)	$(19,507,785)	(208,651)	$(2,173,174)	(225,984)	$(1,660,843)

Units Purchased	1,169	27,779	14,846	410,193	3,626	95,889	675	10,080	501	5,646
Units Redeemed	(280,695)	(6,666,954)	(1,793,031)	(49,541,082)	(341,020)	(9,019,421)	(91,456)	(1,364,681)	(48,972)	(552,256)
Units Exchanged	(124,293)	(2,952,161)	(297,872)	(8,230,133)	(151,022)	(3,994,278)	27,585	411,609	(30,599)	(345,062)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(403,819)	$(9,591,336)	(2,076,057)	$(57,361,021)	(488,416)	$(12,917,810)	(63,196)	$(942,992)	(79,070)	$(891,672)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Federated Insurance Series						Alger American Fund
	American Leaders Fund II		High Income Bond Fund II		Utility Fund II		Small Capitalization Portfolio		LargeCap Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	835	$14,319	319	$5,668	3,240	$59,429	6,120	$84,706	11,332	$291,531
Units Redeemed	(94,586)	(1,608,723)	(71,936)	(1,269,466)	(97,076)	(1,766,896)	(233,167)	(3,186,792)	(223,755)	(5,691,663)
Units Exchanged	(54,843)	(14,983)	(9,397)	(11,320)	(11,102)	(13,902)	86,263	(40,577)	(64,202)	(64,602)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(148,594)	$(1,609,387)	(81,014)	$(1,275,118)	(104,938)	$(1,721,369)	(140,784)	$(3,142,663)	(276,625)	$(5,464,735)

Units Purchased	528	8,635	1,105	16,447	1,034	16,640	1,146	10,280	2,865	53,000
Units Redeemed	(66,334)	(1,087,156)	(29,123)	(433,602)	(45,201)	(727,791)	(196,344)	(1,761,732)	(196,705)	(3,638,796)
Units Exchanged	34,776	569,957	(127,025)	(1,891,248)	(12,738)	(205,097)	(111,834)	(1,003,445)	(43,476)	(804,251)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(31,030)	$(508,564)	(155,043)	$(2,308,402)	(56,905)	$(916,248)	(307,032)	$(2,754,896)	(237,316)	$(4,390,046)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	PBHG Insurance Series Fund, Inc.				Janus Aspen Series
	PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	868	$27,151	2,883	$94,043	13,572	$691,164	26,900	$966,494
Units Redeemed	(20,094)	(614,904)	(62,738)	(2,026,654)	(402,912)	(20,291,639)	(898,626)	(31,968,683)
Units Exchanged	155,998	(13,428)	213,604	(20,099)	76,251	(227,731)	71,791	(317,759)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	136,772	$(601,181)	153,749	$(1,952,710)	(313,089)	$(19,828,206)	(799,935)	$(31,319,948)

Units Purchased	640	11,702	1,894	23,956	6,153	174,897	13,588	346,082
Units Redeemed	(41,886)	(766,584)	(77,412)	(978,615)	(250,697)	(7,125,993)	(669,164)	(17,044,025)
Units Exchanged	(34,172)	(625,432)	(30,911)	(390,766)	(213,186)	(6,059,740)	(376,738)	(9,595,741)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(75,418)	$(1,380,314)	(106,429)	$(1,345,425)	(457,730)	$(13,010,836)	(1,032,314)	$(26,293,684)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)
	Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	40,691	$1,551,318	19,265	$467,010	4,831	$15,714	(11,129)	$246,567
Units Redeemed	(926,797)	(34,907,598)	(661,691)	(15,895,972)	(127,570)	(6,447,192)	259,231	(5,007,075)
Units Exchanged	19,040	(426,392)	96,995	(144,239)	(7,253)	(64,559)	(283,946)	(69,936)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(867,066)	$(33,782,672)	(545,431)	$(15,573,200)	(129,992)	$(6,496,038)	(35,844)	$(4,830,444)

Units Purchased	10,091	331,978	7,982	179,568	(81)	21,232	347	6,720
Units Redeemed	(627,415)	(20,641,241)	(419,979)	(9,448,980)	13,665	(3,571,289)	(172,962)	(3,352,582)
Units Exchanged	(430,315)	(14,156,856)	(62,919)	(1,415,600)	(2,968)	775,624	(147,077)	(2,850,852)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(1,047,639)	$(34,466,118)	(474,916)	$(10,685,011)	10,616	$(2,774,434)	(319,692)	$(6,196,714)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)		Janus Aspen Series — Service Shares				Goldman Sachs Variable Insurance Trust
	Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Growth and Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	7,035	$217,967	2,521	$27,866	1,181	$11,787	4,858	$45,066
Units Redeemed	(163,875)	(5,007,075)	(1,371)	(12,506)	(4,885)	(46,943)	(30,471)	(281,114)
Units Exchanged	(114,192)	(69,936)	319,696	(2,644)	196,023	(1,854)	16,814	(1,541)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(271,032)	$(4,859,044)	320,846	$12,716	192,319	$(37,010)	(8,799)	$(237,589)

Units Purchased	6,834	145,164	655	6,237	5,001	9,000	847	7,186
Units Redeemed	(157,840)	(3,352,582)	(17,867)	(170,167)	(43,551)	(78,377)	(11,455)	(97,306)
Units Exchanged	(126,749)	(2,692,223)	(102,729)	(978,417)	(3,176)	(5,716)	15,779	134,047

Net increase (decrease) from capital transactions with contrtactholders during the year ended December 31, 2001	(277,755)	$(5,899,641)	(119,941)	$(1,142,346)	(41,726)	$(75,093)	5,171	$43,927

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Goldman Sachs Variable Insurance Trust (continued)		Salomon Brothers Variable Series Funds, Inc
	Mid Cap Value Fund		Strategic Bond Fund		Investors Fund		Total Return Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	473	$5,318	148	$1,500	6	$100	47	$400
Units Redeemed	(43,089)	(481,508)	(17,332)	(174,027)	(13,784)	(200,773)	(23,079)	(193,974)
Units Exchanged	159,748	(3,598)	5,677	(931)	124,404	(1,370)	25,376	(463)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	117,132	$(479,788)	(11,507)	$(173,458)	110,626	$(202,044)	2,344	$(194,037)

Units Purchased	6,985	80,700	135	1,482	1,126	17,419	262	3,019
Units Redeemed	(143,331)	(1,655,937)	(16,348)	(180,138)	(72,213)	(1,117,432)	(1,414)	(16,333)
Units Exchanged	427,655	4,940,798	52,531	578,846	248,648	3,847,616	23,088	266,785

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	291,309	$3,365,561	36,318	$400,189	177,561	$2,747,603	21,936	$253,472

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	840,276	$48,036,897	10,838,087	$107,474,773	102,672	$3,882,213	94,226	$1,697,330
Units Redeemed	(546,831)	(31,261,217)	(5,788,747)	(57,403,516)	(121,690)	(4,601,319)	(48,305)	(870,146)
Units Exchanged	872,013	49,851,170	(6,354,311)	(63,011,868)	169,619	6,413,593	126,369	2,276,320

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,165,458	$66,626,850	(1,304,971)	$(12,940,610)	150,601	$5,694,487	172,290	$3,103,505

Units Purchased	205,417	8,797,487	995,943	16,304,531	50,980	1,802,767	21,557	307,475
Units Redeemed	(811,758)	(34,765,409)	(4,617,591)	(75,594,432)	(224,767)	(7,948,272)	(97,263)	(1,387,323)
Units Exchanged	42,687	1,828,150	8,254,272	135,130,450	243,314	8,604,131	86,651	1,235,963

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(563,654)	$(24,139,773)	4,632,624	$75,840,549	69,527	$2,458,626	10,945	$156,116

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Global Income Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	60,720	$1,100,666	11,119	$126,089	301,492	$4,653,094	122,514	$1,372,111
Units Redeemed	(78,204)	(1,417,601)	(25,033)	(283,865)	(256,018)	(3,951,266)	(247,698)	(2,774,121)
Units Exchanged	461,452	8,364,688	23,762	269,447	474,558	7,324,093	431,371	4,831,184

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	443,968	$8,047,753	9,848	$111,671	520,032	$8,025,920	306,187	$3,429,174

Units Purchased	54,583	1,217,029	2,700	39,907	130,038	2,195,607	67,697	802,746
Units Redeemed	(121,111)	(2,700,386)	(19,656)	(290,435)	(316,422)	(5,342,583)	(487,107)	(5,776,124)
Units Exchanged	220,461	4,915,572	16,311	240,998	1,008,337	17,025,138	1,862,021	22,079,887

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	153,933	$3,432,215	(645)	$(9,530)	821,953	$13,878,163	1,442,611	$17,106,508

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)				Oppenheimer Variable Account Funds
	U.S. Equity Fund		Premier Growth Equity Fund		BondFund/VA		Capital Appreciation Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	422,758	$5,265,104	538,199	$6,246,335	138,479	$2,920,472	328,072	$21,972,322
Units Redeemed	(112,125)	(1,396,428)	(92,533)	(1,073,936)	(239,077)	(5,042,053)	(295,218)	(19,771,964)
Units Exchanged	665,603	8,289,536	879,383	10,206,113	131,768	2,778,948	389,499	26,086,384

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	976,236	$12,158,212	1,325,049	$15,378,512	31,170	$657,367	422,353	$28,286,742

Units Purchased	141,595	1,650,038	53,061	659,613	62,392	1,460,206	172,350	6,041,604
Units Redeemed	(188,273)	(2,193,989)	(141,813)	(1,762,902)	(330,615)	(7,737,605)	(513,437)	(17,998,228)
Units Exchanged	719,936	8,389,604	162,333	2,017,988	1,166,313	27,296,004	288,190	10,102,348

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	673,258	$7,845,653	73,581	$914,699	898,090	$21,018,605	(52,897)	$(1,854,275)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds (continued)						Variable Insurance Products Fund
	Aggressive Growth Fund/VA		High Income Fund/VA		Multiple Strategies Fund/VA		Equity- Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	230,852	$21,455,049	94,575	$2,913,494	81,676	$2,540,315	261,767	$10,702,261	550,437	$40,715,767
Units Redeemed	(218,505)	(20,307,574)	(528,634)	(16,285,315)	(95,093)	(2,957,630)	(952,563)	(38,945,244)	(458,787)	(33,936,417)
Units Exchanged	352,784	32,787,271	(224,329)	(6,910,772)	73,020	2,271,121	(367,760)	(15,035,723)	558,530	41,314,440

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	365,131	$33,934,745	(658,388)	$(20,282,592)	59,603	$1,853,806	(1,058,556)	$(43,278,705)	650,180	$48,093,791

Units Purchased	80,848	3,551,370	35,885	1,059,085	41,397	1,357,313	131,257	5,392,206	122,705	6,199,177
Units Redeemed	(351,991)	(15,461,857)	(396,020)	(11,687,850)	(187,284)	(6,140,625)	(1,225,456)	(50,343,228)	(598,721)	(30,247,753)
Units Exchanged	(330,688)	(14,526,102)	54,919	1,620,855	292,423	9,587,887	423,461	17,396,301	(190,777)	(9,638,200)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(601,831)	$(26,436,589)	(305,216)	$(9,007,909)	146,536	$4,804,574	(670,738)	$(27,554,722)	(666,793)	$(33,686,775)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund (continued)		Variable Insurance Products Fund II				Variable Insurance Products Fund III
	Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio		Growth & Income Portfolio		Growth Opportunities Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	76,740	$3,196,903	116,824	$3,413,340	618,320	$26,876,531	447,592	$7,524,150	388,853	$5,413,866
Units Redeemed	(114,584)	(4,773,412)	(303,745)	(8,874,800)	(621,297)	(27,005,964)	(297,730)	(5,004,935)	(298,459)	(4,155,341)
Units Exchanged	86,294	3,594,849	7,853	229,451	530,621	23,064,574	375,094	6,305,441	(357,471)	(4,976,936)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	48,450	$2,018,341	(179,068)	$(5,232,008)	527,644	$22,935,140	524,956	$8,824,656	(267,077)	$(3,718,411)

Units Purchased	26,790	580,087	31,708	836,419	128,742	3,268,004	149,772	1,741,297	62,648	706,910
Units Redeemed	(185,218)	(4,010,721)	(458,265)	(12,088,457)	(1,129,540)	(28,672,301)	(523,637)	(6,087,974)	(275,660)	(3,110,470)
Units Exchanged	(68,514)	(1,483,618)	(15,225)	(401,625)	(685,023)	(17,388,665)	185,280	2,154,124	(584,068)	(6,590,460)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(226,942)	$(4,914,252)	(441,782)	$(11,653,663)	(1,685,821)	$(42,792,962)	(188,585)	$(2,192,553)	(797,080)	$(8,994,020)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Federated Insurance Series						Alger American Fund
	American Leaders Fund II		High Income Bond Fund II		Utility Fund II		Small Capitalization Portfolio		LargeCap Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	272,106	$4,605,737	120,842	$2,098,615	146,590	$2,761,945	717,919	$12,459,012	1,337,918	$34,879,435
Units Redeemed	(338,825)	(5,735,043)	(243,681)	(4,231,922)	(166,848)	(3,143,637)	(430,162)	(7,465,185)	(602,177)	(15,698,703)
Units Exchanged	(159,043)	(2,691,999)	(53,755)	(933,538)	80,726	1,520,988	960,439	16,667,793	1,171,805	30,548,855

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	(225,762)	$(3,821,305)	(176,594)	$(3,066,845)	60,468	$1,139,297	1,248,196	$21,661,621	1,907,546	$49,729,587

Units Purchased	166,996	1,272,091	26,804	417,043	31,815	474,184	196,011	1,546,638	231,334	4,032,079
Units Redeemed	(813,036)	(6,193,318)	(241,572)	(3,758,512)	(239,832)	(3,574,529)	(688,627)	(5,433,645)	(965,907)	(16,835,516)
Units Exchanged	624,425	4,756,574	1,697	26,398	10,621	158,297	(63,502)	(501,066)	(677,763)	(11,813,240)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(21,615)	$(164,653)	(213,071)	$(3,315,071)	(197,396)	$(2,942,047)	(556,118)	$(4,388,073)	(1,412,336)	$(24,616,677)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	PBHG Insurance Series Fund, Inc.				Janus Aspen Series
	PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	487,795	$13,993,838	589,568	$15,718,876	1,201,898	$69,415,865	1,691,481	$62,376,167
Units Redeemed	(91,457)	(2,623,697)	(117,390)	(3,129,796)	(578,318)	(33,400,884)	(929,407)	(34,273,418)
Units Exchanged	1,029,285	29,528,130	1,129,155	30,105,200	1,381,326	79,778,608	1,974,521	72,813,768

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,425,623	$40,898,272	1,601,333	$42,694,279	2,004,906	$115,793,589	2,736,595	$100,916,517

Units Purchased	110,567	3,122,503	159,537	1,688,843	168,344	4,280,488	212,666	5,095,102
Units Redeemed	(118,855)	(3,356,565)	(220,669)	(2,335,988)	(607,422)	(15,444,953)	(1,351,342)	(32,375,814)
Units Exchanged	141,804	4,004,668	(264,710)	(2,802,208)	(667,603)	(16,975,234)	(1,281,148)	(30,694,096)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	133,516	$3,770,606	(325,842)	$(3,449,352)	(1,106,681)	$(28,139,698)	(2,419,824)	$(57,974,808)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)
	Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	1,238,935	$62,141,778	1,883,372	$45,557,439	318,910	$2,980,192	1,316,719	$31,293,458
Units Redeemed	(998,809)	(50,097,716)	(1,003,621)	(24,276,888)	(97,182)	(9,536,150)	(419,610)	(14,606,477)
Units Exchanged	1,112,263	55,788,334	3,238,888	78,346,400	49,287	4,836,443	831,749	28,952,906

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,352,389	$67,832,396	4,118,639	$99,626,951	271,015	$(1,719,515)	1,728,858	$45,639,887

Units Purchased	205,131	6,438,344	460,179	9,636,427	504,916	1,632,201	88,713	2,132,981
Units Redeemed	(1,436,252)	(45,078,902)	(1,778,492)	(37,242,757)	(2,832,490)	(9,156,347)	(589,609)	(14,176,302)
Units Exchanged	(1,559,693)	(48,953,264)	402,048	8,419,158	2,656,216	8,586,518	(235,984)	(5,673,917)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(2,790,814)	$(87,593,822)	(916,265)	$(19,187,172)	328,642	$1,062,373	(736,880)	$(17,717,239)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)		Janus Aspen Series — Service Shares				Goldman Sachs Variable Insurance Trust
	Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Growth and Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	1,433,677	$45,834,519	252,937	$2,801,648	412,502	$4,029,588	118,384	$1,062,357
Units Redeemed	(456,882)	(14,606,477)	(17,416)	(192,909)	(22,916)	(223,857)	(57,666)	(517,484)
Units Exchanged	1,376,886	44,018,915	1,009,738	11,184,335	944,061	9,222,175	130,991	1,175,501

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	2,353,681	$75,246,957	1,245,259	$13,793,074	1,333,647	$13,027,905	191,709	$1,720,373

Units Purchased	213,871	4,427,658	68,155	572,197	98,599	684,830	51,219	432,057
Units Redeemed	(684,766)	(14,176,302)	(88,022)	(738,991)	(122,973)	(854,126)	(50,589)	(426,748)
Units Exchanged	(1,014,100)	(20,994,308)	(206,803)	(1,736,221)	492,101	3,417,965	177,533	1,497,592

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(1,484,995)	$(30,742,952)	(226,670)	$(1,903,015)	467,727	$3,248,669	178,163	$1,502,901

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Goldman Sachs Variable Insurance Trust (continued)		Salomon Brothers Variable Series Funds, Inc
	Mid Cap Value Fund		Strategic Bond Fund		Investors Fund		Total Return Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	297,612	$2,924,470	121,504	$1,266,650	101,138	$1,495,645	36,127	$391,109
Units Redeemed	(68,385)	(671,983)	(40,351)	(420,651)	(9,905)	(146,467)	(9,687)	(104,874)
Units Exchanged	1,383,576	13,595,628	229,690	2,394,490	572,629	8,468,162	70,815	766,649

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,612,803	$15,848,115	310,843	$3,240,489	663,862	$9,817,339	97,255	$1,052,884

Units Purchased	210,514	2,394,849	67,246	744,854	82,588	1,259,341	42,888	473,282
Units Redeemed	(376,931)	(4,288,045)	(74,631)	(826,655)	(166,194)	(2,534,211)	(19,811)	(218,615)
Units Exchanged	3,004,590	34,180,887	618,837	6,854,603	1,213,642	18,506,226	303,004	3,343,796

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	2,838,173	$32,287,691	611,452	$6,772,802	1,130,036	$17,231,355	326,081	$3,598,463

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	5,774,481	$64,851,753	30,441,494	$329,086,578	964,040	$10,701,059	272,185	$3,248,727
Units Redeemed	(460,222)	(5,168,635)	(817,149)	(8,833,758)	(110,314)	(1,224,522)	(11,335)	(135,282)
Units Exchanged	1,575,234	17,691,060	(28,707,392)	(310,340,135)	403,559	4,479,590	135,685	1,619,515

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	6,889,493	$77,374,178	916,953	$9,912,684	1,257,285	$13,956,127	396,535	$4,732,960

Units Purchased	2,553,534	25,029,790	12,465,899	136,355,080	300,167	3,308,496	113,660	1,071,027
Units Redeemed	(877,295)	(8,599,263)	(2,108,822)	(23,066,814)	(171,788)	(1,893,481)	(29,651)	(279,403)
Units Exchanged	821,227	8,049,684	(1,748,633)	(19,137,917)	410,875	4,528,734	47,180	444,581

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	2,497,466	$24,480,211	8,607,444	$94,150,349	539,254	$5,943,749	131,189	$1,236,205

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	151,448	$1,793,173	797,484	$8,721,424	334,910	$3,420,009
Units Redeemed	(23,766)	(281,394)	(70,098)	(766,600)	(32,062)	(327,405)
Units Exchanged	555,644	6,578,906	329,731	3,605,992	241,816	2,469,371

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	683,326	$8,090,686	1,057,117	$11,560,816	544,664	$5,561,975

Units Purchased	71,194	1,031,647	1,151,452	13,608,269	129,167	1,420,474
Units Redeemed	(62,399)	(904,207)	(173,059)	(2,045,280)	(106,660)	(1,172,958)
Units Exchanged	362,817	5,257,498	1,707,360	20,178,193	1,019,097	11,207,220

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	371,612	$5,384,938	2,685,753	$31,741,182	1,041,604	$11,454,736

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	1,029,292	$11,792,434	1,703,469	$19,751,651	—	$—	—	$—
Units Redeemed	(119,648)	(1,370,786)	(132,167)	(1,532,471)	—	—	—	—
Units Exchanged	326,770	3,743,750	624,052	7,235,845	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,236,414	$14,165,398	2,195,354	$25,455,025	—	$—	—	$—

Units Purchased	555,691	5,989,189	839,361	8,584,185	315,929	6,091,138	490,450	6,663,520
Units Redeemed	(135,389)	(1,459,212)	(208,634)	(2,133,711)	(4,863)	(53,025)	(6,885)	(5,251,667)
Units Exchanged	428,486	4,618,166	720,232	7,365,829	64,334	1,238,092	281,265	(16,281,180)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	848,788	$9,148,143	1,350,959	$13,816,303	375,400	$7,276,205	764,830	$(14,869,327)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds
	Bond Fund/VA		Capital Appreciation Fund/VA		Aggressive Growth Fund/VA		High Income Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	561,154	$5,545,042	2,286,496	$32,454,999	1,962,697	$42,323,000	474,064	$4,705,224
Units Redeemed	(64,209)	(634,480)	(103,260)	(1,465,683)	(116,047)	(2,502,413)	(34,406)	(341,489)
Units Exchanged	249,151	2,461,986	2,025,983	28,757,233	1,270,321	27,392,808	192,027	1,905,917

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	746,096	$7,372,548	4,209,219	$59,746,550	3,116,971	$67,213,395	631,685	$6,269,652

Units Purchased	197,623	2,135,586	521,828	9,103,643	449,277	4,624,388	52,567	1,470,396
Units Redeemed	(195,466)	(2,112,284)	(215,429)	(3,758,310)	(222,429)	(2,289,452)	(79,330)	(2,219,013)
Units Exchanged	1,557,241	16,828,210	83,577	1,458,070	(1,077,502)	(11,090,682)	37,492	1,048,729

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,559,398	$16,851,512	389,976	$6,803,403	(850,654)	$(8,755,746)	10,729	$300,112

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds (continued)		Oppenheimer Variable Account Funds — Class 2 Shares				Variable Insurance Products Fund
	Multiple Strategies Fund/VA		Global Securities Fund/VA		Main Street Growth & Income Fund/Va		Equity- Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	433,524	$5,032,836	—	$—	—	$—	1,430,124	$15,114,627
Units Redeemed	(23,186)	(269,167)	—	—	—	—	(164,064)	(1,733,954)
Units Exchanged	113,322	1,315,573	—	—	—	—	672,695	7,109,549

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	523,660	$6,079,242	—	$—	—	$—	1,938,755	$20,490,221

Units Purchased	85,715	1,058,087	667,556	6,091,138	564,696	5,120,807	595,075	6,552,026
Units Redeemed	(56,939)	(702,868)	(5,811)	(53,025)	(4,706)	(42,678)	(280,020)	(3,083,132)
Units Exchanged	395,503	4,882,177	135,688	1,238,092	124,843	1,132,099	1,516,424	16,696,465

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	424,279	$5,237,397	797,433	$7,276,205	684,833	$6,210,228	1,831,479	$20,165,359

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund (continued)				Variable Insurance Products Fund II
	Growth Portfolio		Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	5,124,433	$66,565,118	525,888	$6,755,682	666,572	$7,124,795	3,706,126	$44,530,230
Units Redeemed	(496,741)	(6,452,548)	(26,780)	(344,013)	(60,414)	(645,749)	(247,268)	(2,970,997)
Units Exchanged	2,031,135	26,383,938	147,773	1,898,321	194,454	2,078,463	1,375,698	16,529,435

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	6,658,827	$86,496,507	646,881	$8,309,991	800,612	$8,557,508	4,834,556	$58,088,668

Units Purchased	923,738	7,857,816	41,331	753,297	121,911	1,344,449	524,646	4,572,616
Units Redeemed	(800,838)	(6,812,362)	(23,464)	(427,653)	(92,182)	(1,016,591)	(460,323)	(4,012,000)
Units Exchanged	(1,136,212)	(9,665,232)	(39,607)	(721,878)	50,112	552,643	(426,066)	(3,713,429)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(1,013,312)	$(8,619,778)	(21,740)	$(396,233)	79,841	$880,501	(361,743)	$(3,152,813)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund III				Variable Insurance Products Fund — Service Class 2
	Growth & Income Portfolio		Growth Opportunities Portfolio		Equity Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	1,574,724	$16,275,002	823,186	$7,732,047	—	$—	—	$—
Units Redeemed	(147,962)	(1,529,210)	(118,206)	(1,110,287)	—	—	—	—
Units Exchanged	366,962	3,792,607	533,118	5,007,484	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,793,724	$18,538,399	1,238,098	$11,629,245	—	$—	—	$—

Units Purchased	332,793	3,293,038	189,318	1,298,709	1,217,963	12,164,917	990,425	8,045,931
Units Redeemed	(241,900)	(2,393,640)	(147,086)	(1,008,997)	(31,766)	(317,275)	(13,844)	(112,464)
Units Exchanged	253,320	2,506,655	(955,304)	(6,553,308)	213,931	2,136,732	282,402	2,294,149

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	344,213	$3,406,052	(913,072)	$(6,263,596)	1,400,128	$13,984,374	1,258,983	$10,227,616

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund II —Service Class 2		Variable Insurance Products Fund III — Service Class 2				Federated Insurance Series
	Contrafund Portfolio		Growth & Income Portfolio		Mid Cap Portfolio		American Leaders Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—	484,175	$5,005,436
Units Redeemed	—	—	—	—	—	—	(63,860)	(660,189)
Units Exchanged	—	—	—	—	—	—	248,916	2,573,305

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	669,231	$6,918,552

Units Purchased	882,087	7,892,763	368,065	3,318,924	739,016	7,311,807	191,920	2,060,330
Units Redeemed	(14,311)	(128,054)	(12,810)	(115,507)	(9,022)	(89,263)	(117,971)	(1,266,459)
Units Exchanged	184,475	1,650,649	145,025	1,307,724	193,297	1,912,478	366,986	3,939,708

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,052,251	$9,415,358	500,280	$4,511,141	923,291	$9,135,023	440,935	$4,733,579

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Federated Insurance Series (continued)						Federated Insurance Series — Service Shares
	High Income Bond Fund II		Utility Fund II		International Small Company Fund II		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	405,619	$3,957,714	347,573	$3,565,438	—	$—	—	$—
Units Redeemed	(50,365)	(491,422)	(27,498)	(282,078)	—	—	—	—
Units Exchanged	82,072	800,797	159,588	1,637,078	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	437,326	$4,267,088	479,663	$4,920,439	—	$—	—	$—

Units Purchased	104,990	967,805	59,742	821,804	40,152	317,757	217,387	2,187,376
Units Redeemed	(96,040)	(885,305)	(51,206)	(704,380)	(61)	(480)	(2,858)	(28,760)
Units Exchanged	252,349	2,326,152	8,721	119,960	20,000	158,279	94,646	952,338

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	261,299	$2,408,653	17,257	$237,384	60,091	$475,556	309,175	$3,110,954

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Alger American Fund				Janus Aspen Series
	Small Capitalization Portfolio		LargeCap Growth Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	1,805,717	$25,545,421	4,061,228	$50,840,396	5,048,611	$111,149,383	8,254,239	$113,044,335
Units Redeemed	(84,213)	(1,191,355)	(364,011)	(4,556,864)	(339,695)	(7,478,683)	(595,015)	(8,148,913)
Units Exchanged	684,204	9,679,418	1,298,114	16,250,414	1,310,591	28,853,743	2,040,239	27,941,696

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	2,405,708	$34,033,484	4,995,331	$62,533,946	6,019,507	$132,524,444	9,699,463	$132,837,117

Units Purchased	110,521	2,099,332	798,200	5,582,819	740,285	6,663,520	1,158,750	9,398,402
Units Redeemed	(59,350)	(1,127,335)	(732,510)	(5,123,364)	(583,435)	(5,251,667)	(1,102,928)	(8,945,643)
Units Exchanged	(14,354)	(272,665)	(738,469)	(5,165,047)	(1,808,760)	(16,281,180)	(2,393,477)	(19,413,051)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	36,817	$699,332	(672,779)	$(4,705,592)	(1,651,910)	$(14,869,327)	(2,337,655)	$(18,960,292)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)
	Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	6,027,813	$94,887,306	5,549,805	$66,051,590	474,783	$4,775,926	2,722,775	$49,105,715
Units Redeemed	(428,774)	(6,749,596)	(539,341)	(6,419,019)	(49,863)	(501,582)	(118,188)	(2,131,551)
Units Exchanged	1,485,027	23,376,664	1,795,002	21,363,406	319,660	3,215,517	712,898	12,857,235

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	7,084,066	$111,514,373	6,805,466	$80,995,978	744,580	$7,489,861	3,317,485	$59,831,399

Units Purchased	847,842	7,835,849	785,062	10,356,772	128,904	1,396,827	362,593	3,824,797
Units Redeemed	(714,843)	(6,606,658)	(684,992)	(9,036,613)	(122,777)	(1,330,431)	(217,925)	(2,298,772)
Units Exchanged	(1,838,200)	(16,988,861)	359,516	4,742,837	656,899	7,118,228	(619,846)	(6,538,416)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(1,705,201)	$(15,759,670)	459,586	$6,062,996	663,026	$7,184,624	(475,178)	$(5,012,391)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)		Janus Aspen Series — Service Shares
	Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	6,099,764	$92,094,418	546,951	$5,962,836	923,701	$9,311,200	—	$—
Units Redeemed	(492,593)	(7,437,171)	(36,174)	(394,373)	(70,990)	(715,603)	—	—
Units Exchanged	768,085	11,596,572	1,027,758	11,204,559	567,543	5,721,016	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	6,375,256	$96,253,819	1,538,535	$16,773,022	1,420,254	$14,316,614	—	$—

Units Purchased	638,460	5,932,930	291,929	2,880,181	415,117	2,692,677	448,596	2,973,595
Units Redeemed	(859,638)	(7,988,239)	(48,775)	(481,223)	(46,595)	(302,242)	(3,377)	(22,387)
Units Exchanged	(1,735,306)	(16,125,432)	(690,072)	(6,808,255)	248,615	1,612,646	150,430	997,153

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(1,956,484)	$(18,180,741)	(446,918)	$(4,409,296)	617,137	$4,003,080	595,649	$3,948,361

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series — Service Shares (continued)
	Growth Portfolio		Capital Appreciation Portfolio		Worldwide Growth Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	703,138	5,700,216	461,617	3,844,568	678,425	5,459,519	438,168	3,325,078
Units Redeemed	(13,012)	(105,485)	(12,307)	(102,502)	(9,969)	(80,228)	(8,457)	(64,176)
Units Exchanged	149,509	1,212,045	93,773	780,987	125,213	1,007,629	54,503	413,594

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	839,635	$6,806,776	543,083	$4,523,052	793,669	$6,386,920	484,214	$3,674,496

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series — Service Shares (continued)		Goldman Sachs Variable Insurance Trust				Salomon Brothers Variable Series Funds Inc
	Balanced Portfolio		Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	368,448	$3,757,412	642,274	$7,371,420	263,180	$2,682,620
Units Redeemed	—	—	(12,740)	(129,922)	(40,604)	(466,023)	(14,685)	(149,688)
Units Exchanged	—	—	84,068	857,328	1,863,060	21,382,452	73,938	753,668

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	439,776	$4,484,818	2,464,730	$28,287,849	322,433	$3,286,600

Units Purchased	1,378,227	13,360,692	74,320	663,761	558,203	8,172,485	90,540	977,051
Units Redeemed	(39,335)	(381,310)	(28,949)	(258,540)	(259,407)	(3,797,892)	(40,306)	(434,955)
Units Exchanged	380,062	3,684,362	142,014	1,268,352	1,531,694	22,425,089	494,554	5,336,944

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,718,954	$16,663,744	187,385	$1,673,573	1,830,490	$26,799,681	544,788	$5,879,040

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Salomon Brothers Variable Series Funds, Inc (continued)				AIM Variable Insurance Funds
	Investors Fund		Total Return Fund		AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	548,934	$6,657,631	177,293	$1,802,965	—	$—	—	$—
Units Redeemed	(30,514)	(370,082)	(9,550)	(97,118)	—	—	—	—
Units Exchanged	1,109,594	13,457,503	105,593	1,073,814	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,628,014	$19,745,052	273,336	$2,779,660	—	$—	—	$—

Units Purchased	454,659	5,770,591	113,168	1,168,573	383,727	2,822,991	222,846	1,585,635
Units Redeemed	(156,605)	(1,987,653)	(18,152)	(187,433)	(4,824)	(35,488)	(5,651)	(40,210)
Units Exchanged	435,336	5,525,345	294,064	3,036,536	333,095	2,450,504	39,585	281,661

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	733,390	$9,308,283	389,080	$4,017,676	711,998	$5,238,007	256,780	$1,827,086

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	AIM Variable Insurance Funds (continued)		MFS® Variable Insurance Trust
	AIM V.I. Value Fund		MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	1,096,649	9,374,809	456,235	3,526,726	295,790	2,571,315	338,367	3,279,542
Units Redeemed	(14,734)	(125,955)	(2,806)	(21,687)	(3,154)	(27,421)	(3,548)	(34,390)
Units Exchanged	157,852	1,349,410	92,787	717,254	122,030	1,060,819	87,460	847,679

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,239,767	$10,598,265	546,216	$4,222,293	414,666	$3,604,712	422,279	$4,092,831

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	MFS® Variable Insurance Trust (continued)		Dreyfus				PIMCO Variable Insurance Trust
	MFS® Utility Series		Dreyfus Investments Portfolios —Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.		Foreign Bond Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	409,061	3,666,400	40,694	394,667	35,592	294,532	99,677	1,054,164
Units Redeemed	(7,154)	(64,123)	(485)	(4,705)	(1,075)	(8,900)	(1,382)	(14,616)
Units Exchanged	125,999	1,129,318	56,894	551,775	16,663	137,899	45,013	476,052

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	527,906	$4,731,594	97,103	$941,737	51,180	$423,531	143,308	$1,515,600

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	PIMCO Variable Insurance Trust (continued)						Rydex Variable Trust
	Long-Term U.S. Government Bond Portfolio		High Yield Bond Portfolio		Total Return Bond Portfolio		OTC Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	630,087	6,788,212	393,284	3,963,069	1,135,508	11,930,839	201,688	1,245,860
Units Redeemed	(8,002)	(86,209)	(6,353)	(64,016)	(14,537)	(152,740)	(732)	(4,519)
Units Exchanged	161,006	1,734,595	174,614	1,759,573	320,094	3,363,247	35,411	218,740

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	783,091	$8,436,598	561,545	$5,658,626	1,441,065	$15,141,345	236,367	$1,460,081

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—

Units Purchased	1,660,729	17,487,995	744,030	6,135,908	119,932	1,062,459
Units Redeemed	(29,253)	(308,046)	(17,920)	(147,785)	(835)	(7,397)
Units Exchanged	469,773	4,946,863	244,821	2,018,995	39,467	349,639

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	2,101,249	$22,126,811	970,931	$8,007,118	158,564	$1,404,701

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Prudential Series Fund, Inc. (continued)
	SP Prudential U.S. Emerging Growth Portfolio		SP Jennison International Growth Portfolio		Prudential Jennison Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—

Units Purchased	9,251	86,374	2,350	18,469	4,500	34,302
Units Redeemed	—	—	(37)	(293)	—	—
Units Exchanged	—	—	—	—	87	665

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	9,251	$86,374	2,313	$18,176	4,587	$34,968

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	1,005,103	$10,642,151	6,174,022	$64,844,674	197,106	$2,111,241	79,360	$818,461
Units Redeemed	(64,798)	(686,089)	(300,044)	(3,151,303)	(11,007)	(117,899)	(472)	(4,863)
Units Exchanged	269,630	2,854,872	(3,268,645)	(34,330,009)	19,263	206,330	2,896	29,865

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,209,935	$12,810,935	2,605,333	$27,363,362	205,362	$2,199,673	81,784	$843,463

Units Purchased	536,600	4,864,201	4,478,650	49,482,442	73,171	762,006	(14,223)	291,867
Units Redeemed	(279,131)	(2,530,277)	(3,182,444)	(35,161,289)	(32,297)	(336,348)	4,717	(96,796)
Units Exchanged	73,108	662,708	(551,660)	(6,095,024)	48,237	502,348	34,420	(706,336)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	330,577	$2,996,632	744,546	$8,226,129	89,111	$928,006	24,914	$(511,264)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	33,012	$350,405	186,211	$1,760,400	156,442	$1,324,193
Units Redeemed	(451)	(4,786)	(15,963)	(150,912)	(7,035)	(59,547)
Units Exchanged	27,028	286,882	12,764	120,669	(51,079)	(432,355)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	59,589	$632,501	183,012	$1,730,157	98,328	$832,292

Units Purchased	15,089	174,801	125,376	1,303,370	30,848	341,760
Units Redeemed	(10,982)	(127,225)	(33,831)	(351,702)	(34,089)	(377,668)
Units Exchanged	19,648	227,639	110,359	1,147,249	95,582	1,058,942

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	23,755	$275,215	201,904	$2,098,917	92,341	$1,023,034

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	GE Investments Funds, Inc. (continued)
	U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	150,282	$1,582,664	187,404	$2,154,879	—	$—	—	$—
Units Redeemed	(19,668)	(207,130)	(7,049)	(81,062)	—	—	—	—
Units Exchanged	22,725	239,324	17,596	202,324	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	153,339	$1,614,858	197,951	$2,276,141	—	$—	—	$—

Units Purchased	73,970	689,750	105,946	1,108,717	119,692	1,127,172	46,732	542,446
Units Redeemed	(16,716)	(155,874)	(28,579)	(299,080)	(201)	(1,884)	(743)	(8,620)
Units Exchanged	1,547	14,426	47,772	499,932	(1,207)	(11,371)	63,003	731,331

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	58,801	$548,303	125,139	$1,309,569	118,284	$1,113,917	108,992	$1,265,158

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds
	Bond Fund/VA		Capital Appreciation Fund/VA		Aggressive Growth Fund/VA		High Income Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	118,086	$1,166,908	384,129	$5,149,463	273,033	$5,348,357	141,734	$1,342,726
Units Redeemed	(7,807)	(77,145)	(20,311)	(272,280)	(7,990)	(156,522)	(4,679)	(44,323)
Units Exchanged	15,284	151,028	189,032	2,534,069	170,107	3,332,162	(31,289)	(296,419)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	125,563	$1,240,792	552,850	$7,411,252	435,150	$8,523,997	105,766	$1,001,984

Units Purchased	31,198	337,200	110,376	1,528,030	102,734	814,951	23,717	204,405
Units Redeemed	(29,017)	(313,635)	(91,237)	(1,263,076)	(28,094)	(222,864)	(21,298)	(183,604)
Units Exchanged	120,576	1,303,233	81,634	1,130,143	(197,521)	(1,566,838)	34,238	295,085

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	122,757	$1,326,797	100,773	$1,395,097	(122,881)	$(974,752)	36,657	$315,886

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds (continued)		Oppeheimer Variable Account Funds — Class 2 Shares				Variable Insurance Products Fund
	Multiple Strategies Fund/VA		Global Securities Fund/VA		Main Street Growth & Income Fund/VA		Equity- Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	104,972	$1,121,506	—	$—	—	$—	291,589	$2,685,371
Units Redeemed	(1,704)	(18,203)	—	—	—	—	(18,128)	(166,952)
Units Exchanged	3,049	32,568	—	—	—	—	41,557	382,719

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	106,317	$1,135,871	—	$—	—	$—	315,018	$2,901,138

Units Purchased	31,892	357,934	1,631	813,303	94,458	853,956	120,997	1,156,034
Units Redeemed	(21,395)	(240,128)	13,577	(7,690)	(572)	(5,170)	(73,463)	(702,651)
Units Exchanged	63,805	716,131	71,387	(40,432)	46,919	424,177	312,577	2,985,658

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	74,302	$833,937	86,595	$765,181	140,805	$1,272,963	360,111	$3,439,041

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Variable Insurance Products Fund (continued)				Variable Insurance Products Fund II
	Growth Portfolio		Overseas Portfolio		Asset Manager Portfolio		Contrafund Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	647,852	$8,081,320	384,250	$1,478,048	173,027	$1,791,032	777,598	$8,619,310
Units Redeemed	(45,860)	(572,054)	(21,243)	(81,714)	(4,410)	(45,648)	(40,346)	(447,212)
Units Exchanged	186,949	2,332,006	(223,299)	(858,936)	(1,011)	(10,460)	140,877	1,561,550

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	788,941	$9,841,272	139,708	$537,397	167,606	$1,734,924	878,129	$9,733,648

Units Purchased	185,356	1,169,620	(26,254)	1,897,761	15,823	156,119	73,865	1,028,452
Units Redeemed	(137,770)	(869,343)	16,194	(1,170,564)	(27,866)	(274,926)	(53,334)	(742,589)
Units Exchanged	(121,402)	(766,063)	22,069	(1,595,271)	20,199	199,274	(5,854)	(81,512)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(73,816)	$(465,787)	12,009	$(868,075)	8,156	$80,467	14,677	$204,351

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund III				Variable Insurance Products Fund — Service Class 2
	Growth & Income Portfolio		Growth Opportunities Portfolio		Equity- Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	326,342	$3,191,138	127,121	$1,208,374	—	$—	—	$—
Units Redeemed	(9,123)	(89,206)	(14,356)	(136,461)	—	—	—	—
Units Exchanged	45,209	442,074	30,908	293,806	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	362,428	$3,544,006	143,673	$1,365,719	—	$—	—	$—

Units Purchased	91,395	831,372	69,104	578,333	122,461	1,214,510	260,686	2,112,921
Units Redeemed	(58,540)	(532,505)	(15,830)	(132,478)	(899)	(8,911)	(1,549)	(12,556)
Units Exchanged	61,668	560,964	(20,903)	(174,940)	2,881	28,573	12,992	105,301

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	94,523	$859,831	32,371	$270,915	124,443	$1,234,172	272,129	$2,205,665

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund II — Service Class 2		Variable Insurance Products Fund III — Service Class 2				Federated Insurance Series
	Contrafund Portfolio		Growth & Income Portfolio		Mid Cap Portfolio		American Leaders Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—	154,329	$1,408,586
Units Redeemed	—	—	—	—	—	—	(6,083)	(55,520)
Units Exchanged	—	—	—	—	—	—	9,914	90,489

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	158,160	$1,443,555

Units Purchased	216,502	1,963,326	74,399	674,723	83,562	827,659	44,683	413,796
Units Redeemed	(394)	(10,342)	(584)	(5,293)	(1,028)	(10,180)	(35,330)	(327,184)
Units Exchanged	(927)	(24,296)	30,102	272,994	70	689	144,995	1,342,737

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	215,181	$1,928,688	103,917	$942,424	82,604	$818,168	154,348	$1,429,348

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Federated Insurance Series (continued)						Federated Insurance Series — Service Shares
	High Income Bond Fund II		Utility Fund II		International Small Company Fund II		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	136,513	$1,169,846	61,072	$594,816	—	$—	—	$—
Units Redeemed	(15,291)	(131,038)	(7,127)	(69,421)	—	—	—	—
Units Exchanged	(52,131)	(446,738)	17,152	167,057	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	69,091	$592,070	71,097	$692,452	—	$—	—	$—

Units Purchased	15,009	116,672	6,263	47,270	48,870	171,033	268,222	246,978
Units Redeemed	(91,700)	(712,826)	(16,470)	(124,309)	(71,440)	(250,024)	(3,778)	(3,468)
Units Exchanged	149,479	1,161,966	32,553	245,697	39,494	138,221	(218,467)	207,476

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	72,788	$565,812	22,346	$168,659	16,924	$59,230	45,977	$450,986

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Alger American Fund				Janus Aspen Series
	Small Capitalization Portfolio		LargeCap Growth Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	388,027	$5,184,690	772,600	$8,864,780	890,520	$16,089,392	1,325,252	$17,108,221
Units Redeemed	(14,858)	(198,527)	(35,085)	(402,568)	(96,503)	(1,743,549)	(108,868)	(1,405,419)
Units Exchanged	66,449	887,884	422,765	4,850,799	110,835	2,002,499	375,464	4,847,007

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	439,618	$5,874,047	1,160,280	$13,313,011	904,852	$16,348,342	1,591,848	$20,549,809

Units Purchased	18,516	335,706	258	1,217,428	209,490	1,448,962	227,029	1,637,157
Units Redeemed	(17,503)	(270,237)	(267)	(1,259,812)	(123,807)	(856,323)	(293,949)	(2,119,737)
Units Exchanged	(9,845)	(97,213)	101	476,484	(286,393)	(1,980,874)	(205,577)	(1,482,464)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(8,832)	$(31,745)	92	$434,100	(200,710)	$(1,388,236)	(272,497)	$(1,965,044)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)
	Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	1,062,555	$15,983,788	979,535	$11,026,735	87,485	$835,657	652,604	$11,032,496
Units Redeemed	(46,936)	(706,051)	(60,177)	(677,418)	(6,888)	(65,787)	(27,629)	(467,086)
Units Exchanged	261,495	3,933,609	170,301	1,917,108	21,195	202,448	158,198	2,674,393

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,277,114	$19,211,347	1,089,659	$12,266,424	101,792	$972,317	783,173	$13,239,803

Units Purchased	153,514	1,562,599	344,143	1,874,292	19,177	219,679	126,907	2,374,367
Units Redeemed	(125,441)	(1,276,845)	(1,593,056)	(1,675,813)	(35,522)	(406,915)	(95,074)	(1,778,792)
Units Exchanged	(224,635)	(2,286,540)	1,402,925	1,475,805	25,950	297,262	(132,530)	(2,479,556)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(196,562)	$(2,000,785)	154,012	$1,674,284	9,605	$110,027	(100,697)	$(1,883,981)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)		Janus Aspen Series — Service Shares
	Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	1,086,829	$14,154,782	69,735	$759,423	179,016	$1,645,105	—	$—
Units Redeemed	(102,984)	(1,341,256)	(1,474)	(16,047)	(1,267)	(11,641)	—	—
Units Exchanged	163,764	2,132,855	29,498	321,245	44,384	407,873	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	1,147,609	$14,946,381	97,759	$1,064,621	222,133	$2,041,337	—	$—

Units Purchased	154,374	1,330,763	28,789	271,609	49,838	292,286	13,196	387,104
Units Redeemed	(117,974)	(1,016,979)	(9,251)	(87,280)	(21,901)	(128,442)	3,367	(5,663)
Units Exchanged	(367,033)	(3,163,957)	37,501	353,804	25,614	150,216	30,066	(50,570)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	(330,633)	$(2,850,173)	57,039	$538,133	53,551	$314,060	46,629	$330,871

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series — Service Shares (continued)
	Growth Portfolio		Capital Appreciation Portfolio		Worldwide Growth Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	135,483	1,115,523	104,935	881,844	222,712	1,644,510	114,409	459,021
Units Redeemed	(1,125)	(9,267)	(1,316)	(11,057)	(1,032)	(7,618)	(395)	(3,826)
Units Exchanged	(12,385)	(101,971)	(6,696)	(56,277)	6,097	45,022	(65,390)	(616,584)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	121,973	$1,004,285	96,923	$814,510	227,777	$1,681,913	48,624	$(161,389)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series — Service Shares (continued)		Goldman Sachs Variable Insurance Trust				Salomon Brothers Variable Series Fund Inc
	Balanced Portfolio		Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	64,837	$623,339	140,173	$1,387,560	94,063	$902,789
Units Redeemed	—	—	(5,060)	(48,649)	(7,660)	(75,828)	(2,791)	(26,790)
Units Exchanged	—	—	11,833	113,759	62,560	619,274	1,901	18,239

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	71,610	$688,449	195,073	$1,931,006	93,173	$894,238

Units Purchased	227,615	2,206,639	72,480	638,944	70,290	848,278	19,615	200,231
Units Redeemed	(3,886)	(37,671)	(16,964)	(149,544)	(37,626)	(454,085)	(19,894)	(203,084)
Units Exchanged	12,890	124,966	31,330	276,186	165,502	1,997,306	10,031	102,407

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	236,619	$2,293,935	86,846	$765,587	198,166	$2,391,500	9,752	$99,554

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Salomon Brothers Variable Series Funds Inc (continued)				AIM Variable Insurance Funds
	Investors Fund		Total Return Fund		AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	85,493	$928,828	16,928	$167,948	—	$—	—	$—
Units Redeemed	(1,074)	(11,664)	(125)	(1,241)	—	—	—	—
Units Exchanged	13,396	145,533	625	6,205	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	97,815	$1,062,697	17,428	$172,912	—	$—	—	$—

Units Purchased	49,746	576,766	18,320	184,503	80,959	644,717	29,848	210,123
Units Redeemed	(15,117)	(175,269)	(2,188)	(22,041)	(1,237)	(9,853)	(709)	(4,994)
Units Exchanged	104,203	1,208,125	(832)	(8,381)	851	6,773	25	174

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	138,832	$1,609,622	15,300	$154,082	80,573	$641,637	29,164	$205,304

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	AIM Variable Insurance Funds (continued)		MFS® Variable Insurance Trust
	AIM V.I. Value Fund		MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	169,108	1,508,626	86,180	658,230	66,047	554,899	34,966	324,246
Units Redeemed	(1,708)	(15,235)	(1,200)	(9,167)	(235)	(1,972)	(264)	(2,452)
Units Exchanged	(1,734)	(15,468)	(809)	(6,183)	(3,936)	(33,072)	32,972	305,761

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	165,666	$1,477,924	84,171	$642,880	61,876	$519,855	67,674	$627,556

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	MFS® Variable Insurance Trust (continued)		Dreyfus				PIMCO Variable Insurance Trust
	MFS® Utility Series		Dreyfus Investments Portfolios — Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.		Foreign Bond Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	42,246	406,918	620	5,964	21,454	165,605	2,161	23,348
Units Redeemed	(820)	(7,901)	(241)	(2,316)	—	—	(16)	(172)
Units Exchanged	(386)	(3,720)	64,000	615,837	(14)	(112)	20,933	226,107

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	41,040	$395,297	64,379	$619,485	21,440	$165,493	23,078	$249,283

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	PIMCO Variable Insurance Trust (continued)						Rydex Variable Trust
	Long-Term U.S. Government Bond Portfolio		High Yield Bond Portfolio		Total Return Bond Portfolio		OTC Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—	—	$—

Units Purchased	105,711	1,141,707	47,761	483,258	267,814	2,855,551	32,051	177,936
Units Redeemed	(1,447)	(15,629)	(599)	(6,060)	(3,597)	(38,351)	(694)	(3,854)
Units Exchanged	27,823	300,504	20,088	203,259	133,417	1,422,547	(12,655)	(70,254)

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	132,087	$1,426,582	67,250	$680,458	397,634	$4,239,747	18,702	$103,827

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type IV Units:
Units Purchased	—	$—	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—
Units Exchanged	—	—	—	—	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	—	$—

Units Purchased	301,263	3,214,611	78,959	686,357	42,246	44,279
Units Redeemed	(3,472)	(37,046)	(910)	(7,909)	(820)	(3,465)
Units Exchanged	42,419	452,627	(9,581)	(83,286)	(386)	47,443

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	340,210	$3,630,192	68,468	$595,162	41,040	$88,257

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Real Estate Securities Fund		Mid-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	1,070	$10,900	9,901,886	$10,077,487	8	$75	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	1,085	11,044	254,256	258,765	101	1,002	—	—

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	2,155	$21,944	10,156,142	$10,336,252	109	$1,077	—	$—

Units Purchased	536	4,025	2,120,719	2,152,045	32	375	3	30
Units Redeemed	—	—	(10,295,072)	(10,447,141)	—	—	(5)	(54)
Units Exchanged	4,063	30,541	(91,621)	(92,975)	3,095	35,983	2,068	24,250

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	4,599	$34,566	(8,265,974)	$(8,388,071)	3,127	$36,358	2,066	$24,226

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc. (continued)				Variable Insurance Products Fund III
	Income Fund		Premier Growth Equity Fund		Growth & Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	—	$—	—	$—	994	$10,400
Units Redeemed	—	—	—	—	—	—
Units Exchanged	—	—	—	—	958	10,021

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—	1,952	$20,421

Units Purchased	101	1,125	7	60	206	1,745
Units Redeemed	—	—	—	—	—	—
Units Exchanged	3,804	42,513	200	1,835	4,493	38,113

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	3,905	$43,638	207	$1,895	4,699	$39,858

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund III (continued)				Janus Aspen Series
	Growth Opportunities Portfolio		Mid Cap Portfolio		Flexible Income Portfolio		International Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	1,030	$10,475	89	$945	—	$—	(1)	$1,095
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	1,082	11,009	118	1,253	—	—	393	(326,439)

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	2,112	$21,484	207	$2,198	—	$—	392	$(325,344)

Units Purchased	274	1,765	121	1,270	65	700	15	7,990
Units Redeemed	—	—	(8)	(81)	—	—	—	—
Units Exchanged	(2,192)	(14,104)	1,735	18,248	876	9,416	(87)	(46,872)

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	(1,918)	$(12,339)	1,848	$19,437	941	$10,116	(72)	$(38,882)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series (continued)						AIM Variable Insurance Funds
	Capital Appreciation Portfolio		Equity Income Portfolio		High Yield Portfolio		AIM V.I. Capital Appreciation Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	1,083	$10,660	7	$75	10	$100	1,000	$10,400
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	1,600	15,750	97	1,004	101	1,003	1,185	12,334

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	2,683	$26,410	104	$1,079	111	$1,103	2,185	$22,734

Units Purchased	1,717	9,275	128	1,106	8	75	269	1,163
Units Redeemed	(318)	(1,717)	—	—	(119)	(1,184)	(3)	(12)
Units Exchanged	(3,433)	(18,552)	55	479	—	—	(1,274)	(5,505)

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	(2,034)	$(10,993)	183	$1,585	(111)	$(1,109)	(1,008)	$(4,354)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund		AIM V.I. New Technology Fund		AIM V.I. Capital Development Fund		AIM V.I. Growth and Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type V Units:
Units Purchased	17	$175	118	$1,200	—	$—	—	$—
Units Redeemed	—	—	—	—	—	—	—	—
Units Exchanged	119	1,199	196	1,998	—	0	—	0

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	136	$1,374	314	$3,198	—	$0	—	$0

Units Purchased	1,242	8,000	7,161	22,926	—	—	10	168
Units Redeemed	(134)	(861)	(13)	(42)	—	—	0	0
Units Exchanged	78	501	7,852	25,138	506	5,015	29	478

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	1,186	$7,640	15,000	$48,021	506	$5,015	39	$647

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	AIM Variable Insurance Funds (continued)
	AIM V.I. Global Utilities Fund		AIM V.I. Government Securities Fund
	Units	$ Amount	Units	$ Amount
Type V Units
Units Purchased	—	$—	—	$—
Units Redeemed	—	—	—	—
Units Exchanged	—	—	—	—

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2000	—	$—	—	$—

Units Purchased	57	832	75	800
Units Redeemed	(3)	(49)	—	—
Units Exchanged	99	1,422	747	8,012

Net increase (decrease) units from capital transactions with contractholders during the year ended December 31, 2001	153	$2,205	822	$8,812

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Mid-Cap Value Equity Fund		U.S. Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	275,490	$2,609,406	333,385	$3,379,532	18,237	$194,449	24,796	$246,036
Units Redeemed	(1,035)	(9,801)	(50)	(505)	(65)	(698)	(32)	(317)
Units Exchanged	31,737	300,603	(54,112)	(548,537)	12,837	136,874	5,803	57,577

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	306,192	$2,900,208	279,223	$2,830,489	31,009	$330,626	30,567	$303,296

Units Purchased	1,320,678	10,631,521	1,611,354	16,768,735	509,422	5,516,785	279,011	2,504,516
Units Redeemed	(68,127)	(548,430)	(63,566)	(661,506)	(12,013)	(130,098)	(14,933)	(134,038)
Units Exchanged	1,475,329	11,876,463	664,726	6,917,545	423,761	4,589,111	301,625	2,707,520

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	2,727,880	$21,959,554	2,212,514	$23,024,774	921,170	$9,975,798	565,703	$5,077,998

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc. (continued)						Oppenheimer Variable Account Funds — Service Class 2
	Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund		Global Securities Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	50,386	$487,693	14,904	$146,107	16,014	$167,032	65,846	$616,801
Units Redeemed	(34)	(330)	—	—	—	—	(6)	(54)
Units Exchanged	6,269	60,679	1,308	12,824	866	9,029	3,157	29,576

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	56,621	$548,042	16,212	$158,931	16,880	$176,061	68,997	$646,322

Units Purchased	335,223	2,863,552	200,461	1,853,354	259,074	2,965,083	600,007	4,895,662
Units Redeemed	(12,256)	(104,698)	(3,356)	(31,027)	(8,911)	(101,988)	(24,057)	(196,289)
Units Exchanged	300,315	2,565,354	108,425	1,002,447	336,729	3,853,839	530,137	4,325,581

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	623,282	$5,324,208	305,530	$2,824,774	586,892	$6,716,934	1,106,087	$9,024,954

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds — Service Class 2 (continued)		Variable Insurance Products Fund — Service Class 2				Variable Insurance Products Fund II — Service Class 2
	Main Street Growth & Income Fund/VA		Equity- Income Portfolio		Growth Portfolio		Contrafund Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	94,834	$896,921	85,628	$909,462	273,173	$2,490,803	176,603	$1,695,280
Units Redeemed	(488)	(4,616)	(390)	(4,143)	(680)	(6,204)	(1,076)	(10,333)
Units Exchanged	20,048	189,606	24,674	262,069	34,308	312,819	35,896	344,580

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	114,394	$1,081,912	109,912	$1,167,388	306,801	$2,797,418	211,423	$2,029,528

Units Purchased	551,675	4,564,633	585,856	6,094,996	929,556	6,680,919	782,193	6,473,409
Units Redeemed	(31,570)	(261,216)	(27,876)	(290,012)	(53,837)	(386,939)	(33,234)	(275,049)
Units Exchanged	615,366	5,091,613	579,908	6,033,127	752,457	5,408,079	422,135	3,493,580

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,135,471	$9,395,030	1,137,888	$11,838,111	1,628,176	$11,702,059	1,171,094	$9,691,941

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Variable Insurance Products Fund III — Service Class 2				Federated Insurance Series		Federated Insurance Series — Service Shares
	Growth & Income Portfolio		Mid Cap Portfolio		International Small Company Fund II		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	50,476	$512,373	212,608	$2,201,793	10,016	$92,907	31,514	$297,344
Units Redeemed	(19)	(191)	(1,329)	(13,759)	(152)	(1,406)	(19)	(176)
Units Exchanged	2,552	25,905	32,155	332,998	(3,220)	(29,870)	1,783	16,825

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	53,009	$538,087	243,434	$2,521,032	6,644	$61,631	33,278	$313,993

Units Purchased	302,068	2,674,162	790,103	7,760,335	39,803	252,614	122,038	1,138,762
Units Redeemed	(15,765)	(139,570)	(39,552)	(388,474)	(2,158)	(13,695)	(12,310)	(114,875)
Units Exchanged	227,159	2,011,007	755,777	7,423,187	66,958	424,955	124,409	1,160,873

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	513,462	$4,545,599	1,506,328	$14,795,048	104,603	$663,874	234,137	$2,184,760

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	94,375	$984,714	246,571	$2,093,529	428,722	$3,708,323	483,076	$4,562,284
Units Redeemed	(317)	(3,312)	(822)	(6,979)	(1,455)	(12,589)	(2,137)	(20,188)
Units Exchanged	26,308	274,495	38,437	326,354	80,406	695,489	32,319	305,226

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	120,366	$1,255,897	284,186	$2,412,905	507,673	$4,391,223	513,258	$4,847,321

Units Purchased	189,592	1,654,351	487,313	2,566,306	877,739	4,358,254	942,489	6,859,195
Units Redeemed	(18,469)	(161,161)	(39,083)	(205,817)	(54,791)	(272,055)	(75,717)	(551,052)
Units Exchanged	198,514	1,732,184	240,002	1,263,909	649,157	3,223,270	585,643	4,262,164

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	369,637	$3,225,374	688,232	$3,624,398	1,472,105	$7,309,469	1,452,415	$10,570,307

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Janus Aspen Series — Service Shares (continued)
	Capital Appreciation Portfolio		Worldwide Growth Portfolio		International Growth Portfolio		Balanced Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	488,459	$4,480,048	478,138	$4,350,546	184,789	$1,629,885	241,000	$2,362,802
Units Redeemed	(1,866)	(17,118)	(1,055)	(9,595)	(657)	(5,797)	(664)	(6,513)
Units Exchanged	37,794	346,642	85,193	775,165	30,863	272,220	40,116	393,304

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	524,387	$4,809,572	562,276	$5,116,117	214,995	$1,896,308	280,452	$2,749,594

Units Purchased	758,512	5,528,825	858,751	5,969,165	392,442	2,684,995	1,314,112	12,006,552
Units Redeemed	(47,604)	(346,993)	(40,275)	(279,955)	(24,486)	(167,524)	(80,933)	(739,453)
Units Exchanged	496,849	3,621,559	736,441	5,118,994	424,105	2,901,622	1,169,216	10,682,700

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,207,757	$8,803,391	1,554,917	$10,808,204	792,061	$5,419,093	2,402,395	$21,949,800

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	AIM Variable Insurance Funds						MFS® Variable Insurance Trust
	AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund		AIM V.I. Value Fund		MFS® Investors Growth Stock Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	159,895	$1,502,405	134,605	$1,137,650	384,867	$3,353,900	225,579	$2,211,715
Units Redeemed	(652)	(6,124)	(321)	(2,715)	(701)	(6,112)	(1,167)	(11,446)
Units Exchanged	23,688	222,577	20,738	175,275	34,562	301,186	23,097	226,452

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	182,931	$1,718,859	155,022	$1,310,210	418,728	$3,648,975	247,509	$2,426,721

Units Purchased	474,548	3,099,730	492,350	2,802,783	913,329	6,910,582	760,643	5,581,622
Units Redeemed	(35,942)	(234,771)	(16,254)	(92,528)	(51,796)	(391,907)	(46,389)	(340,403)
Units Exchanged	556,505	3,635,067	229,133	1,304,377	888,099	6,719,684	408,332	2,996,353

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	995,111	$6,500,026	705,229	$4,014,631	1,749,632	$13,238,358	1,122,586	$8,237,571

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	MFS® Variable Insurance Trust (continued)						Dreyfus
	MFS® Investors Trust Series		MFS® New Discovery Series		MFS® Utility Series		Dreyfus Investment Portfolios-Emerging Markets Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	50,238	$502,393	75,559	$684,627	49,981	$505,225	8,826	$70,779
Units Redeemed	(101)	(1,009)	(39)	(355)	(86)	(873)	(150)	(1,205)
Units Exchanged	4,568	45,677	19,069	172,782	17,510	176,994	7,604	60,970

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	54,705	$547,061	94,589	$857,055	67,405	$681,345	16,280	$130,543

Units Purchased	245,664	2,072,159	254,174	2,066,441	416,453	3,652,153	64,585	481,743
Units Redeemed	(8,103)	(68,341)	(16,743)	(136,116)	(14,483)	(127,022)	(1,347)	(10,046)
Units Exchanged	299,040	2,522,396	311,019	2,528,599	504,058	4,420,401	70,609	526,687

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	536,601	$4,526,213	548,450	$4,458,923	906,028	$7,945,532	133,847	$998,383

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Dreyfus (continued)		PIMCO Variable Insurance Trust
	The Dreyfus Socially Responsible Growth Fund, Inc.		Foreign Bond Portfolio		Long-Term U.S. Government Bond Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	17,916	$168,655	—	$—	43,385	$461,327
Units Redeemed	(170)	(1,600)	—	—	(221)	(2,345)
Units Exchanged	1,748	16,458	278	2,827	2,848	30,281

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	19,494	$183,513	278	$2,827	46,012	$489,263

Units Purchased	569,732	4,701,566	35,830	384,624	304,783	3,442,319
Units Redeemed	(3,359)	(27,721)	(2,532)	(27,180)	(21,379)	(241,466)
Units Exchanged	89,551	738,992	27,416	294,303	405,448	4,579,249

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	655,924	$5,412,837	60,714	$651,747	688,852	$7,780,102

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	PIMCO Variable Insurance Trust (continued)				Rydex Variable Trust		Alliance Variable Products Series Fund, Inc.
	High Yield Bond Portfolio		Total Return Bond Portfolio		OTC Fund		Growth and Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	12,360	$122,471	80,928	$845,020	262,860	$1,951,225	98,873	$1,031,285
Units Redeemed	(52)	(512)	(452)	(4,718)	(672)	(4,986)	(143)	(1,495)
Units Exchanged	2,388	23,662	8,644	90,261	43,614	323,754	12,503	130,418

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	14,696	$145,621	89,120	$930,563	305,802	$2,269,993	111,233	$1,160,207

Units Purchased	209,938	2,065,614	740,272	8,076,329	353,534	1,598,467	1,125,506	11,896,429
Units Redeemed	(17,248)	(169,703)	(26,331)	(287,275)	(30,620)	(138,444)	(39,530)	(417,822)
Units Exchanged	248,589	2,445,903	858,996	9,371,611	356,422	1,611,530	1,367,603	14,455,359

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	441,279	$4,341,814	1,572,937	$17,160,664	679,336	$3,071,552	2,453,579	$25,933,966

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Alliance Variable Products Series Fund, Inc. (continued)
	Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount
Type VI Units:
Units Purchased	476,404	$4,083,619	28,339	$255,311
Units Redeemed	(1,062)	(9,101)	(13)	(120)
Units Exchanged	85,595	733,698	6,841	61,634

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	560,937	$4,808,216	35,167	$316,824

Units Purchased	806,624	5,546,576	136,215	991,788
Units Redeemed	(38,756)	(266,490)	(3,548)	(25,837)
Units Exchanged	741,769	5,100,623	164,566	1,198,221

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	1,509,637	$10,380,710	297,233	$2,164,173

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Mid-Cap Value Equity Fund		U.S. Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	115,889	$1,120,597	89,897	$912,066	8,751	$92,507	83,675	$820,153
Units Redeemed	(222)	(2,147)	—	—	—	—	(436)	(4,277)
Units Exchanged	20,083	194,198	(13,111)	(133,021)	1,272	13,450	991	9,713

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	135,750	$1,312,648	76,786	$779,045	10,023	$105,957	84,230	$825,588

Units Purchased	526,155	4,232,215	586,117	6,097,114	182,178	1,976,585	152,899	1,381,486
Units Redeemed	(37,095)	(298,379)	(40,678)	(423,154)	(4,643)	(50,370)	(8,471)	(76,537)
Units Exchanged	479,467	3,856,669	49,646	516,445	132,233	1,434,713	145,670	1,316,167

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	968,527	$7,790,505	595,085	$6,190,403	309,768	$3,360,928	290,098	$2,621,116

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	GE Investments Funds, Inc. (continued)
	Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	7,804	$75,991	3,406	$34,150	4,146	$41,408
Units Redeemed	(609)	(5,934)	(16)	(156)	(206)	(2,062)
Units Exchanged	4,987	48,555	671	6,731	214	2,138

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	12,182	$118,612	4,061	$40,726	4,154	$41,485

Units Purchased	120,276	1,025,263	92,583	836,493	95,178	1,073,146
Units Redeemed	(2,807)	(23,926)	(6,240)	(56,380)	(2,211)	(24,931)
Units Exchanged	74,130	631,909	82,011	740,969	83,879	945,752

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	191,599	$1,633,245	168,354	$1,521,082	176,846	$1,993,968

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Oppenheimer Variable Account Funds — Class 2 Shares				Variable Insurance Products Fund — Service Class 2
	Global Securities Fund/VA		Main Street Growth & Income Fund/VA		Equity-Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	29,382	$283,688	66,358	$470,434	39,742	$423,721	55,437	$527,604
Units Redeemed	(530)	(5,113)	(316)	(2,240)	(207)	(2,203)	(4,102)	(39,038)
Units Exchanged	6,463	62,401	7,516	53,281	935	9,963	9,513	90,539

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	35,315	$340,977	73,558	$521,475	40,470	$431,480	60,848	$579,105

Units Purchased	102,262	821,734	186,407	1,528,544	277,367	2,870,245	304,752	2,151,639
Units Redeemed	(3,040)	(24,436)	(15,941)	(130,721)	(17,155)	(177,518)	(10,049)	(70,951)
Units Exchanged	142,340	1,143,781	229,176	1,879,257	270,173	2,795,816	247,537	1,747,683

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	241,562	$1,941,079	399,642	$3,277,080	530,385	$5,488,542	542,240	$3,828,371

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Variable Insurance Products Fund II — Service Class 2		Variable Insurance Products Fund III —Service Class 2
	Contrafund Portfolio		Growth & Income Portfolio		Mid Cap Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	131,911	$1,248,110	83,012	$827,191	42,740	$443,637
Units Redeemed	(1,285)	(12,158)	(296)	(2,954)	(133)	(1,385)
Units Exchanged	14,208	134,434	9,116	90,841	6,452	66,963

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	144,834	$1,370,386	91,832	$915,078	49,059	$509,216

Units Purchased	205,031	1,717,172	124,608	1,110,082	149,548	1,466,141
Units Redeemed	(10,595)	(88,735)	(6,639)	(59,145)	(9,242)	(90,608)
Units Exchanged	136,986	1,147,275	70,231	625,658	214,460	2,102,525

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	331,422	$2,775,712	188,200	$1,676,595	354,766	$3,478,058

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Federated Insurance Series		Federated Insurance Series — Service Shares		Janus Aspen Series — Service Shares
	International Small Company Fund II		High Income Bond Fund II		Global Life Sciences Portfolio		Global Technology Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	3,788	$33,790	9,701	$93,475	24,302	$248,812	40,115	$360,245
Units Redeemed	—	—	(117)	(1,123)	(2,330)	(23,863)	(1,816)	(16,312)
Units Exchanged	—	—	3,446	33,200	1,040	10,655	747	6,712

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	3,788	$33,790	13,030	$125,552	23,012	$235,604	39,046	$350,645

Units Purchased	17,981	125,856	64,234	600,782	42,614	367,901	104,578	496,893
Units Redeemed	(267)	(1,866)	(6,178)	(57,785)	(2,782)	(24,023)	(2,539)	(12,065)
Units Exchanged	2,125	14,881	72,801	680,915	40,682	351,227	44,768	212,712

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	19,839	$138,872	130,857	$1,223,912	80,514	$695,105	146,807	$697,540

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001
	Janus Aspen Series — Service Shares (continued)
	Aggressive Growth Portfolio		Growth Portfolio		Capital Appreciation Portfolio		Worldwide Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	72,275	$609,031	115,134	$1,074,150	103,916	$1,000,955	96,039	$869,906
Units Redeemed	(406)	(3,417)	(617)	(5,757)	(2,201)	(21,200)	(4,817)	(43,640)
Units Exchanged	10,987	92,588	14,966	139,628	10,396	100,139	27,331	247,563

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	82,856	$698,202	129,483	$1,208,022	112,111	$1,079,893	118,553	$1,073,829

Units Purchased	110,707	517,309	218,111	1,491,245	153,290	1,127,475	166,139	1,103,406
Units Redeemed	(7,743)	(36,177)	(25,674)	(175,536)	(9,088)	(66,846)	(8,248)	(54,773)
Units Exchanged	200,742	938,028	199,302	1,362,648	106,613	784,158	352,714	2,342,534

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	303,706	$1,419,160	391,739	$2,678,357	250,815	$1,844,787	510,605	$3,391,166

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Janus Aspen Series — Service Shares (continued)				AIM Variable Insurance Funds
	International Growth Portfolio		Balanced Portfolio		AIM V.I. Capital Appreciation Fund		AIM V.I. Growth Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	37,190	$334,941	181,573	$1,776,512	73,146	$718,119	111,536	$968,833
Units Redeemed	(36)	(324)	(291)	(2,846)	(544)	(5,342)	(870)	(7,557)
Units Exchanged	6,268	56,456	20,240	198,022	10,106	99,211	5,323	46,239

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	43,422	$391,072	201,522	$1,971,688	82,708	$811,988	115,989	$1,007,516

Units Purchased	125,906	883,239	379,590	3,462,461	135,911	902,874	137,435	760,026
Units Redeemed	(8,775)	(61,558)	(36,367)	(331,719)	(14,815)	(98,418)	(9,682)	(53,544)
Units Exchanged	104,410	732,432	427,881	3,902,944	205,517	1,365,273	107,406	593,969

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	221,541	$1,554,112	771,104	$7,033,686	326,613	$2,169,730	235,159	$1,300,451

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	AIM Variable Insurance Funds (continued)		MFS® Variable Insurance Trust
	AIM V.I. Value Fund		MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	128,867	$1,157,100	51,553	$494,478	6,965	$69,921	17,019	$155,131
Units Redeemed	(6,759)	(60,694)	(608)	(5,836)	(18)	(179)	(327)	(2,979)
Units Exchanged	12,780	114,752	6,724	64,499	1,691	16,981	1,581	14,410

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	134,888	$1,211,158	57,669	$553,141	8,638	$86,723	18,273	$166,561

Units Purchased	395,448	2,988,345	154,481	1,109,403	87,850	740,284	74,396	604,747
Units Redeemed	(25,184)	(190,315)	(4,340)	(31,171)	(5,527)	(46,574)	(3,284)	(26,699)
Units Exchanged	313,188	2,366,718	123,731	888,573	150,992	1,272,357	66,553	540,995

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	683,452	$5,164,748	273,872	$1,966,806	233,315	$1,966,067	137,665	$1,119,043

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	MFS® Variable Insurance Trust (continued)		Dreyfus				PIMCO Variable Insurance Trust
	MFS® Utility Series		Dreyfus Investment Portfolios — Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.		Foreign Bond Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	23,018	$232,289	1,584	$14,945	31,186	$286,327	929	$9,336
Units Redeemed	(33)	(334)	—	—	(13)	(117)	—	—
Units Exchanged	9,286	93,711	32	307	1,299	11,930	—	—

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	32,271	$325,666	1,616	$15,251	32,472	$298,140	929	$9,336

Units Purchased	143,801	1,288,788	4,067	29,745	52,828	377,636	7,615	82,548
Units Redeemed	(4,161)	(37,291)	(435)	(3,179)	(2,034)	(14,538)	(1,056)	(11,450)
Units Exchanged	131,992	1,182,949	58,717	429,482	44,226	316,137	8,648	93,730

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	271,632	$2,434,445	62,349	$456,048	95,020	$679,235	15,207	$164,828

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	PIMCO Variable Insurance Trust (continued)						Rydex Variable Trust
	Long-Term U.S. Government Bond Portfolio		High Yield Bond Portfolio		Total Return Bond Portfolio		OTC Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	11,183	$121,327	11,256	$113,191	49,525	$510,183	79,844	$646,801
Units Redeemed	(28)	(309)	(64)	(641)	(147)	(1,514)	(506)	(4,099)
Units Exchanged	4,339	47,068	419	4,212	9,491	97,777	2,921	23,660

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	15,494	$168,086	11,`611	$116,762	58,869	$606,446	82,259	$666,363

Units Purchased	153,322	1,762,947	113,131	1,116,534	317,920	3,493,729	77,689	375,329
Units Redeemed	(8,820)	(101,407)	(4,173)	(41,183)	(11,997)	(131,841)	(7,690)	(37,151)
Units Exchanged	226,289	2,601,947	87,028	858,917	446,145	4,902,826	87,617	423,298

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	370,791	$4,248,295	195,986	$1,934,268	752,068	$8,264,714	157,616	$761,476

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Alliance Variable Products Series Fund, Inc.
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type VII Units:
Units Purchased	42,206	$443,604	160,773	$1,447,706	13,530	$131,606
Units Redeemed	(2,045)	(21,485)	(473)	(4,260)	(176)	(1,713)
Units Exchanged	2,775	29,170	24,585	221,373	1,640	15,955

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2000	42,936	$451,289	184,885	$1,664,819	14,994	$145,849

Units Purchased	375,993	3,950,462	275,535	1,925,375	26,222	184,060
Units Redeemed	(14,710)	(154,549)	(22,192)	(155,069)	(1,508)	(10,586)
Units Exchanged	421,618	4,429,836	375,736	2,625,560	22,795	160,013

Net increase (decrease) from capital transactions with contractholders during the year ended December 31, 2001	782,901	$8,225,749	629,079	$4,395,866	47,509	$333,487

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

(6) Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended December 31, 2001, follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. For Type I units, the expense ratio of 1.35% presented in the table below represents the maximum charge, as it includes the 0.20% distribution expense assessed only during the first ten years after a premium deposit is made. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying funds are excluded.

The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	603,299	$46.51	$28,059	1.35%	1.00%	(13.45)%
Money Market Fund	3,237,897	17.22	55,757	1.35%	3.80%	2.57%
Total Return Fund	329,490	37.36	12,310	1.35%	2.60%	(4.20)%
International Equity Fund	69,869	12.65	14,382	1.35%	0.91%	(21.93)%
Real Estate Securities Fund	182,258	21.46	24,743	1.35%	4.06%	10.32%
Global Income Fund	26,072	10.03	5,555	1.35%	0.00%	(3.01)%
Mid-Cap Value Equity Fund	370,507	17.07	11,673	1.35%	0.86%	(1.03)%
Income Fund	964,324	12.10	11,668	1.35%	5.68%	5.97%
U.S. Equity Fund	148,206	11.22	1,663	1.35%	0.77%	(9.71)%
Premier Growth Equity Fund	72,776	9.90	720	1.35%	0.11%	(10.37)%
Oppenheimer Variable Account Funds:
Bond Fund/VA	522,745	24.03	12,562	1.35%	6.48%	6.33%
Capital Appreciation Fund/VA	684,426	55.03	37,664	1.35%	0.65%	(13.76)%
Aggressive Growth Fund/VA	1,046,981	43.88	45,942	1.35%	1.04%	(32.20)%
High Income Fund/VA	682,884	30.71	20,971	1.35%	10.69%	0.59%
Multiple Strategies Fund/VA	609,630	32.74	19,959	1.35%	3.82%	0.83%
Variable Insurance Products Fund:
Equity-Income Portfolio	2,514,863	43.63	109,723	1.35%	1.75%	(6.24)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:	Units	Unit Value	000s
Growth Portfolio	1,923,051	$52.86	$101,652	1.35%	0.09%	(18.77)%
Overseas Portfolio	1,258,600	20.72	26,078	1.35%	5.60%	(22.24)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	6,746,394	27.58	186,066	1.35%	4.61%	(5.39)%
Contrafund Portfolio	1,463,180	25.87	37,852	1.35%	0.85%	(13.43)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	346,968	14.71	5,104	1.35%	1.34%	(9.98)%
Growth Opportunities Portfolio	220,327	10.83	2,386	1.35%	0.44%	(15.58)%
Federated Insurance Series:
American Leaders Fund II	294,487	17.01	5,009	1.35%	1.37%	(5.51)%
High Income Bond Fund II	214,386	13.98	2,997	1.35%	9.75%	0.01%
Utility Fund II	202,066	14.67	2,964	1.35%	3.45%	(14.89)%
Alger American Fund:
Small Capitalization Portfolio	642,188	8.64	5,549	1.35%	0.05%	(30.47)%
LargeCap Growth Portfolio	723,585	19.07	13,799	1.35%	0.24%	(13.01)%
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	193,697	17.08	3,308	1.35%	0.00%	(29.25)%
PBHG Growth II Portfolio	274,022	10.83	2,968	1.35%	0.00%	(41.28)%
Janus Aspen Series:
Aggressive Growth Portfolio	1,019,009	24.16	24,619	1.35%	0.00%	(40.27)%
Growth Portfolio	2,307,263	22.97	52,998	1.35%	0.02%	(25.75)%
Worldwide Growth Portfolio	2,399,672	30.58	73,382	1.35%	0.23%	(23.49)%
Balanced Portfolio	1,775,829	22.31	39,619	1.35%	1.29%	(5.95)%
Flexible Income Portfolio	395,265	15.17	5,996	1.35%	3.03%	6.28%
International Growth Portfolio	594,436	18.02	10,712	1.35%	0.34%	(24.27)%
Capital Appreciation Portfolio	575,386	20.25	11,652	1.35%	0.40%	(22.73)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	200,905	9.42	1,893	1.35%	0.00%	(17.88)%
Global Technology Portfolio	150,593	4.22	636	1.35%	0.00%	(38.17)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	77,071	7.80	601	1.35%	0.50%	(10.56)%
Mid Cap Value Fund	603,789	12.04	7,270	1.35%	1.11%	10.54%
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	71,246	11.39	811	1.35%	5.18%	5.47%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:	Units	Unit Value	000s
Investors Fund	304,116	$14.47	$4,401	1.35%	0.84%	(5.44)%
Total Return Fund	30,465	11.12	339	1.35%	2.66%	(2.14)%

Type II:
GE Investments Funds, Inc.:
S&P 500® Index Fund	8,557,014	44.94	384,552	1.40%	1.00%	(13.50)%
Money Market Fund	17,320,111	16.64	288,207	1.40%	3.80%	2.51%
Total Return Fund	2,104,312	36.10	75,966	1.40%	2.60%	(4.26)%
International Equity Fund	919,209	12.49	11,481	1.40%	0.91%	(21.97)%
Real Estate Securities Fund	2,007,545	21.11	42,379	1.40%	4.06%	10.27%
Global Income Fund	300,934	9.91	2,982	1.40%	0.00%	(3.06)%
Mid-Cap Value Equity Fund	4,353,777	16.87	73,448	1.40%	0.86%	(1.09)%
Income Fund	4,478,530	11.98	53,653	1.40%	5.68%	5.92%
U.S. Equity Fund	3,262,755	11.12	36,282	1.40%	0.77%	(9.76)%
Premier Growth Equity Fund	2,201,591	9.83	21,642	1.40%	0.11%	(10.42)%
Oppenheimer Variable Account Funds:
Bond Fund/VA	3,460,570	23.22	80,354	1.40%	6.48%	6.27%
Capital Appreciation Fund/VA	3,602,443	53.17	191,542	1.40%	0.65%	(13.81)%
Aggressive Growth Fund/VA	2,697,267	42.40	114,364	1.40%	1.04%	(32.24)%
High Income Fund/VA	2,829,310	29.67	83,946	1.40%	10.69%	0.54%
Multiple Strategies Fund/VA	1,710,953	31.63	54,117	1.40%	3.82%	0.78%
Variable Insurance Products Fund:
Equity-Income Portfolio	9,234,283	42.16	389,317	1.40%	1.75%	(6.29)%
Growth Portfolio	4,744,104	51.08	242,329	1.40%	0.09%	(18.81)%
Overseas Portfolio	1,347,035	20.02	26,968	1.40%	5.60%	(22.28)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	2,740,751	26.75	73,315	1.40%	4.61%	(5.44)%
Contrafund Portfolio	10,463,953	25.42	265,994	1.40%	0.85%	(13.48)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	5,388,110	14.54	78,343	1.40%	1.34%	(10.03)%
Growth Opportunities Portfolio	3,701,867	10.70	39,610	1.40%	0.44%	(15.63)%
Federated Insurance Series:
American Leaders Fund II	4,307,323	16.77	72,234	1.40%	1.37%	(5.56)%
High Income Bond Fund II	2,986,440	13.74	41,034	1.40%	9.75%	(0.04)%
Utility Fund II	2,347,057	14.41	33,821	1.40%	3.45%	(14.93)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:	Units	Unit Value	000s
Alger American Fund:
Small Capitalization Portfolio	7,002,914	$8.50	$59,525	1.40%	0.05%	(30.51)%
LargeCap Growth Portfolio	9,078,703	18.77	170,407	1.40%	0.24%	(13.06)%
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	2,370,270	16.88	40,010	1.40%	0.00%	(29.29)%
PBHG Growth II Portfolio	2,517,899	10.71	26,967	1.40%	0.00%	(41.31)%
Janus Aspen Series:
Aggressive Growth Portfolio	5,965,824	23.67	141,211	1.40%	0.00%	(40.30)%
Growth Portfolio	12,018,045	22.50	270,406	1.40%	0.02%	(25.79)%
Worldwide Growth Portfolio	13,140,429	29.95	393,556	1.40%	0.23%	(23.53)%
Balanced Portfolio	15,654,099	21.96	343,764	1.40%	1.29%	(6.01)%
Flexible Income Portfolio	3,772,527	14.93	56,324	1.40%	3.03%	6.22%
International Growth Portfolio	5,720,325	17.77	101,650	1.40%	0.34%	(24.32)%
Capital Appreciation Portfolio	7,276,570	20.02	145,677	1.40%	0.40%	(22.78)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	1,018,589	9.38	9,554	1.40%	0.00%	(17.93)%
Global Technology Portfolio	1,801,374	4.21	7,584	1.40%	0.00%	(38.20)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	1,149,638	7.73	8,887	1.40%	0.50%	(10.61)%
Mid Cap Value Fund	5,607,364	11.93	66,896	1.40%	1.11%	10.48%
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	1,168,074	11.30	13,199	1.40%	5.18%	5.42%
Investors Fund	1,905,832	14.35	27,349	1.40%	0.84%	(5.50)%
Total Return Fund	598,880	11.03	6,606	1.40%	2.66%	(2.19)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	17,208,862	$8.92	$153,503	1.55%	1.00%	(13.63)%
Money Market Fund	22,228,201	11.04	245,399	1.55%	3.80%	2.35%
Total Return Fund	3,102,244	10.81	33,535	1.55%	2.60%	(4.40)%
International Equity Fund	707,187	8.27	5,848	1.55%	0.91%	(22.09)%
Real Estate Securities Fund	1,162,740	14.33	16,662	1.55%	4.06%	10.10%
Mid-Cap Value Equity Fund	4,911,126	11.77	57,804	1.55%	0.86%	(1.24)%
Income Fund	2,019,964	11.20	22,624	1.55%	5.68%	5.76%
U.S. Equity Fund	3,528,046	10.19	35,951	1.55%	0.77%	(9.90)%
Premier Growth Equity Fund	4,926,747	9.79	48,233	1.55%	0.11%	(10.55)%
Value Equity Fund	375,400	9.18	3,446	1.55%	1.09%	(10.17)%
Small-Cap Value Equity Fund	764,830	12.06	9,224	1.55%	0.81%	8.26%
Oppenheimer Variable Account Funds:
Bond Fund/VA	2,996,459	10.72	32,122	1.55%	6.48%	6.11%
Capital Appreciation Fund/VA	5,813,569	11.19	65,054	1.55%	0.65%	(13.94)%
Aggressive Growth Fund/VA	3,160,573	10.16	32,111	1.55%	1.04%	(32.34)%
High Income Fund/VA	1,565,613	9.61	15,046	1.55%	10.69%	0.38%
Multiple Strategies Fund/VA	1,253,764	11.55	14,481	1.55%	3.82%	0.63%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	797,433	9.21	7,344	1.55%	0.15%	(13.54)%
Main Street Growth & Income Fund/VA	684,833	8.85	6,061	1.55%	0.17%	(11.67)%
Variable Insurance Products Fund:
Equity-Income Portfolio	6,973,887	10.64	74,202	1.55%	1.75%	(6.43)%
Growth Portfolio	12,207,225	9.04	110,353	1.55%	0.09%	(18.93)%
Overseas Portfolio	1,013,208	8.53	8,643	1.55%	5.60%	(22.40)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	1,657,965	9.65	15,999	1.55%	4.61%	(5.58)%
Contrafund Portfolio	9,684,799	9.33	90,359	1.55%	0.85%	(13.61)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	4,216,916	9.11	38,416	1.55%	1.34%	(10.17)%
Growth Opportunities Portfolio	2,034,188	7.12	14,483	1.55%	0.44%	(15.75)%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	1,400,128	9.80	13,721	1.55%	0.22%	(6.70)%
Growth Portfolio	1,258,983	7.97	10,034	1.55%	0.02%	(19.15)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:	Units	Unit Value	000s
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	1,052,251	$8.87	$9,333	1.55%	0.22%	(13.83)%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	500,280	8.98	4,493	1.55%	0.37%	(10.42)%
Mid Cap Portfolio	923,291	10.26	9,473	1.55%	0.00%	(5.02)%
Federated Insurance Series:
American Leaders Fund II	2,224,709	9.98	22,203	1.55%	1.37%	(5.70)%
High Income Bond Fund II	1,497,811	8.85	13,256	1.55%	9.75%	(0.20)%
Utility Fund II	988,491	7.95	7,859	1.55%	3.45%	(15.06)%
International Small Company Fund II	60,091	6.97	419	1.55%	0.00%	(31.10)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	309,175	9.96	3,079	1.55%	3.47%	(0.20)%
Alger American Fund:
Small Capitalization Portfolio	3,603,281	7.03	25,331	1.55%	0.05%	(30.61)%
LargeCap Growth Portfolio	9,699,706	9.11	88,364	1.55%	0.24%	(13.19)%
Janus Aspen Series:
Aggressive Growth Portfolio	9,149,067	8.38	76,669	1.55%	0.00%	(40.40)%
Growth Portfolio	15,640,723	8.39	131,226	1.55%	0.02%	(25.91)%
Worldwide Growth Portfolio	11,168,696	9.69	108,225	1.55%	0.23%	(23.64)%
Balanced Portfolio	14,470,083	10.78	155,987	1.55%	1.29%	(6.15)%
Flexible Income Portfolio	2,013,676	11.06	22,271	1.55%	3.03%	6.06%
International Growth Portfolio	4,093,422	10.70	43,800	1.55%	0.34%	(24.43)%
Capital Appreciation Portfolio	12,492,110	9.36	116,926	1.55%	0.40%	(22.89)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	1,091,617	9.36	10,218	1.55%	0.00%	(18.05)%
Global Technology Portfolio	2,037,391	4.20	8,557	1.55%	0.00%	(38.29)%
Aggressive Growth Portfolio	595,649	5.88	3,502	1.55%	0.00%	(40.53)%
Growth Portfolio	839,635	7.20	6,045	1.55%	0.00%	(26.07)%
Capital Appreciation Portfolio	543,083	7.79	4,231	1.55%	0.28%	(23.05)%
Worldwide Growth Portfolio	793,669	7.58	6,016	1.55%	0.11%	(23.82)%
International Growth Portfolio	484,214	7.54	3,651	1.55%	0.31%	(24.62)%
Balanced Portfolio	1,718,954	9.57	16,450	1.55%	1.59%	(6.38)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	831,759	8.74	7,270	1.55%	0.50%	(10.75)%
Mid Cap Value Fund	4,778,066	14.26	68,135	1.55%	1.11%	10.31%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:	Units	Unit Value	000s
Salomon Brothers Variable Series Funds, Inc:
Strategic Bond Fund	1,091,102	$11.01	$12,013	1.55%	5.18%	5.26%
Investors Fund	2,548,515	11.76	29,971	1.55%	0.84%	(5.64)%
Total Return Fund	780,272	10.29	8,029	1.55%	2.66%	(2.34)%
AIM Variable Insurance Series Funds:
AIM V.I. Capital Appreciation Fund	711,998	7.57	5,390	1.55%	0.00%	(24.48)%
AIM V.I. Growth Fund	256,780	6.58	1,690	1.55%	0.35%	(34.92)%
AIM V.I. Value Fund	1,239,767	8.70	10,786	1.55%	0.23%	(13.92)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	546,216	7.37	4,026	1.55%	0.05%	(26.00)%
MFS® Investors Trust Series	414,666	8.37	3,471	1.55%	0.18%	(17.41)%
MFS® New Discovery Series	422,279	9.90	4,181	1.55%	0.00%	(6.73)%
MFS® Utility Series	527,906	7.77	4,102	1.55%	1.56%	(25.62)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	97,103	10.09	980	1.55%	1.74%	1.71%
The Dreyfus Socially Responsible Growth Fund, Inc.	51,180	7.55	386	1.55%	0.08%	(23.78)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	143,308	10.87	1,558	1.55%	3.00%	5.92%
Long-Term U.S. Government Bond Portfolio	783,091	10.82	8,473	1.55%	4.04%	4.21%
High Yield Bond Portfolio	561,545	10.19	5,722	1.55%	6.66%	0.76%
Total Return Bond Portfolio	1,441,065	10.89	15,693	1.55%	3.84%	6.69%
Rydex Variable Trust:
OTC Fund	236,367	5.58	1,319	1.55%	0.00%	(36.19)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	2,101,249	10.51	22,084	1.55%	0.36%	(1.41)%
Premier Growth Portfolio	970,931	8.04	7,806	1.55%	0.00%	(18.69)%
Quasar Portfolio	158,564	9.04	1,433	1.55%	0.00%	(14.22)%
Prudential Series Fund, Inc.:
SP Prudential U.S. Emerging Growth Portfolio	9,251	8.86	82	1.55%	0.00%	(9.67)%
SP Jennison International Growth Portfolio	2,313	7.43	17	1.55%	0.00%	(38.62)%
Prudential Jennison Portfolio	4,587	8.78	40	1.55%	0.00%	(22.65)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	2,084,126	$8.32	$17,340	1.60%	1.00%	(13.68)%
Money Market Fund	4,564,152	10.94	49,932	1.60%	3.80%	2.30%
Total Return Fund	372,552	10.36	3,860	1.60%	2.60%	(4.45)%
International Equity Fund	121,898	8.11	989	1.60%	0.91%	(22.13)%
Real Estate Securities Fund	93,831	13.10	1,229	1.60%	4.06%	10.04%
Mid-Cap Value Equity Fund	532,256	10.22	5,440	1.60%	0.86%	(1.29)%
Income Fund	257,747	11.27	2,905	1.60%	5.68%	5.70%
U.S. Equity Fund	313,046	9.29	2,908	1.60%	0.77%	(9.94)%
Premier Growth Equity Fund	419,925	9.78	4,107	1.60%	0.11%	(10.60)%
Value Equity Fund	118,284	9.17	1,085	1.60%	1.09%	(10.22)%
Small-Cap Value Equity Fund	108,992	12.05	1,313	1.60%	0.81%	8.20%
Oppenheimer Variable Account Funds:
Bond Fund/VA	290,069	10.78	3,127	1.60%	6.48%	6.06%
Capital Appreciation Fund/VA	735,051	10.78	7,924	1.60%	0.65%	(13.98)%
Aggressive Growth Fund/VA	337,019	9.50	3,202	1.60%	1.04%	(32.37)%
High Income Fund/VA	178,281	9.28	1,654	1.60%	10.69%	0.33%
Multiple Strategies Fund/VA	190,985	10.77	2,057	1.60%	3.82%	0.58%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	86,595	9.20	797	1.60%	0.15%	(13.59)%
Main Street Growth & Income Fund/VA	140,805	8.84	1,245	1.60%	0.17%	(11.72)%
Variable Insurance Products Fund:
Equity-Income Portfolio	917,825	9.30	8,536	1.60%	1.75%	(6.48)%
Growth Portfolio	1,048,860	8.76	9,188	1.60%	0.09%	(18.97)%
Overseas Portfolio	179,907	8.07	1,452	1.60%	5.60%	(22.43)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	220,652	9.43	2,081	1.60%	4.61%	(5.63)%
Contrafund Portfolio	1,229,421	8.96	11,016	1.60%	0.85%	(13.65)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	607,616	8.54	5,189	1.60%	1.34%	(10.21)%
Growth Opportunities Portfolio	268,664	6.79	1,824	1.60%	0.44%	(15.80)%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	124,443	9.79	1,218	1.60%	0.22%	(6.75)%
Growth Portfolio	272,129	7.97	2,169	1.60%	0.02%	(19.19)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	215,181	$8.87	$1,909	1.60%	0.22%	(13.88)%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	103,917	8.97	932	1.60%	0.37%	(10.47)%
Mid Cap Portfolio	82,604	10.26	848	1.60%	0.00%	(5.06)%
Federated Insurance Series:
American Leaders Fund II	397,695	8.94	3,555	1.60%	1.37%	(5.75)%
High Income Bond Fund II	197,752	8.59	1,699	1.60%	9.75%	(0.25)%
Utility Fund II	129,702	7.59	984	1.60%	3.45%	(15.11)%
International Small Company Fund II	16,924	6.96	118	1.60%	0.00%	(31.14)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	45,977	9.96	458	1.60%	3.47%	(0.25)%
Alger American Fund:
Small Capitalization Portfolio	528,445	6.81	3,599	1.60%	0.05%	(30.65)%
LargeCap Growth Portfolio	1,392,133	8.64	12,028	1.60%	0.24%	(13.23)%
Janus Aspen Series:
Aggressive Growth Portfolio	1,217,251	7.22	8,789	1.60%	0.00%	(40.43)%
Growth Portfolio	1,819,775	7.96	14,485	1.60%	0.02%	(25.95)%
Worldwide Growth Portfolio	1,487,500	9.48	14,101	1.60%	0.23%	(23.68)%
Balanced Portfolio	1,591,602	10.21	16,250	1.60%	1.29%	(6.20)%
Flexible Income Portfolio	200,610	10.98	2,203	1.60%	3.03%	6.01%
International Growth Portfolio	784,857	10.60	8,319	1.60%	0.34%	(24.47)%
Capital Appreciation Portfolio	1,245,067	8.20	10,210	1.60%	0.40%	(22.93)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	154,798	9.35	1,447	1.60%	0.00%	(18.09)%
Global Technology Portfolio	275,684	4.19	1,155	1.60%	0.00%	(38.33)%
Aggressive Growth Portfolio	46,629	5.88	274	1.60%	0.00%	(40.56)%
Growth Portfolio	121,973	7.19	877	1.60%	0.00%	(26.11)%
Capital Appreciation Portfolio	96,923	7.79	755	1.60%	0.28%	(23.09)%
Worldwide Growth Portfolio	227,777	7.58	1,727	1.60%	0.11%	(23.86)%
International Growth Portfolio	48,624	7.53	366	1.60%	0.31%	(24.66)%
Balanced Portfolio	236,619	9.57	2,264	1.60%	1.59%	(6.43)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	173,565	7.97	1,383	1.60%	0.50%	(10.79)%
Mid Cap Value Fund	436,048	12.64	5,512	1.60%	1.11%	10.25%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type IV:		Unit Value	000s
Salomon Brothers Variable Series Funds, Inc:
Strategic Bond Fund	118,221	$10.90	$1,289	1.60%	5.18%	5.20%
Investors Fund	239,512	10.65	2,551	1.60%	0.84%	(5.69)%
Total Return Fund	49,020	9.94	487	1.60%	2.66%	(2.39)%
AIM Variable Insurance Series Funds:
AIM V.I. Capital Appreciation Fund	80,573	7.56	609	1.60%	0.00%	(24.51)%
AIM V.I. Growth Fund	29,164	6.57	192	1.60%	0.35%	(34.95)%
AIM V.I. Value Fund	165,666	8.70	1,441	1.60%	0.23%	(13.97)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	84,171	7.36	619	1.60%	0.05%	(26.04)%
MFS® Investors Trust Series	61,876	8.36	517	1.60%	0.18%	(17.45)%
MFS® New Discovery Series	67,674	9.90	670	1.60%	0.00%	(6.78)%
MFS® Utility Series	41,040	7.76	318	1.60%	1.56%	(25.66)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	64,379	10.09	650	1.60%	1.74%	1.66%
The Dreyfus Socially Responsible Growth Fund, Inc.	21,440	7.55	162	1.60%	0.08%	(23.82)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	23,078	10.86	251	1.60%	3.00%	5.87%
Long-Term U.S. Government Bond Portfolio	132,087	10.81	1,428	1.60%	4.04%	4.16%
High Yield Bond Portfolio	67,250	10.18	685	1.60%	6.66%	0.71%
Total Return Bond Portfolio	397,634	10.88	4,326	1.60%	3.84%	6.63%
Rydex Variable Trust:
OTC Fund	18,702	5.58	104	1.60%	0.00%	(36.22)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	340,210	10.50	3,572	1.60%	0.36%	(1.46)%
Premier Growth Portfolio	68,468	8.03	550	1.60%	0.00%	(18.73)%
Quasar Portfolio	2,245	9.03	20	1.60%	0.00%	(14.26)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type V:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	6,754	$8.00	$54	0.75%	1.00%	(12.93)%
Money Market Fund	1,890,168	1.06	2,004	0.75%	3.80%	3.19%
Real Estate Securities Fund	3,236	11.79	38	0.75%	4.06%	10.99%
Mid-Cap Value Equity Fund	2,066	11.02	23	0.75%	0.86%	(0.43)%
Income Fund	3,905	11.26	44	0.75%	5.68%	6.62%
U.S. Equity Fund	4,772	9.04	43	0.75%	0.77%	(9.16)%
Premier Growth Equity Fund	207	8.75	2	0.75%	0.11%	(9.82)%
Variable Insurance Products Fund:
Variable Insurance Products Fund III:
Growth & Income Portfolio	6,651	8.97	60	0.75%	1.34%	(9.44)%
Growth Opportunities Portfolio	194	7.54	1	0.75%	0.44%	(15.07)%
Mid Cap Portfolio	2,055	10.60	22	0.75%	0.00%	(3.94)%
Janus Aspen Series:
Flexible Income Portfolio	941	11.13	10	0.75%	3.03%	6.93%
International Growth Portfolio	320	6.38	2	0.75%	0.34%	(23.81)%
Capital Appreciation Portfolio	649	6.67	4	0.75%	0.40%	(22.26)%
Equity Income Portfolio	287	8.27	2	0.75%	0.59%	(12.42)%
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	1,177	6.33	7	0.75%	0.00%	(23.86)%
AIM V.I. Aggressive Growth Fund	1,322	6.83	9	0.75%	0.00%	(26.62)%
AIM V.I. New Technology Fund	15,314	3.49	53	0.75%	8.48%	(47.86)%
AIM V.I. Capital Development Fund	506	9.68	5	0.75%	0.00%	(8.78)%
AIM V.I. Growth and Income Fund	39	6.97	0	0.75%	0.00%	(23.43)%
AIM V.I. Global Utilities Fund	153	6.87	1	0.75%	1.21%	(28.48)%
AIM V.I. Government Securities Fund	822	11.05	9	0.75%	4.33%	4.87%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	3,034,072	$7.82	$23,726	1.50%	1.00%	(13.59)%
Money Market Fund	2,491,737	10.49	26,138	1.50%	3.80%	2.40%
Mid-Cap Value Equity Fund	952,179	11.10	10,569	1.50%	0.86%	(1.19)%
U.S. Equity Fund	596,270	8.87	5,289	1.50%	0.77%	(9.85)%
Premier Growth Equity Fund	679,903	8.46	5,752	1.50%	0.11%	(10.51)%
Value Equity Fund	321,742	8.93	2,873	1.50%	1.09%	(10.13)%
Small-Cap Value Equity Fund	603,771	12.31	7,432	1.50%	0.81%	8.31%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	1,175,084	8.14	9,565	1.50%	0.15%	(13.50)%
Main Street Growth & Income Fund/VA	1,249,865	7.98	9,974	1.50%	0.17%	(11.63)%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	1,247,800	10.31	12,865	1.50%	0.22%	(6.66)%
Growth Portfolio	1,934,977	6.79	13,138	1.50%	0.02%	(19.11)%
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	1,382,517	8.08	11,171	1.50%	0.22%	(13.79)%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	566,471	8.76	4,962	1.50%	0.37%	(10.38)%
Mid Cap Portfolio	1,749,762	10.18	17,813	1.50%	0.00%	(4.97)%
Federated Insurance Series:
International Small Company Fund II	111,247	5.78	643	1.50%	0.00%	(31.07)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	267,415	9.19	2,458	1.50%	3.47%	(0.15)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	490,003	8.79	4,307	1.50%	0.00%	(18.01)%
Global Technology Portfolio	972,418	4.11	3,997	1.50%	0.00%	(38.26)%
Aggressive Growth Portfolio	1,979,779	3.96	7,840	1.50%	0.00%	(40.50)%
Growth Portfolio	1,965,673	6.16	12,109	1.50%	0.00%	(26.03)%
Capital Appreciation Portfolio	1,732,144	6.50	11,259	1.50%	0.28%	(23.01)%
Worldwide Growth Portfolio	2,117,193	6.23	13,190	1.50%	0.11%	(23.79)%
International Growth Portfolio	1,007,056	6.11	6,153	1.50%	0.31%	(24.59)%
Balanced Portfolio	2,682,847	9.01	24,172	1.50%	1.59%	(6.34)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VI:	Units	Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	1,178,042	$6.17	$7,269	1.50%	0.00%	(24.44)%
AIM V.I. Growth Fund	860,251	4.90	4,215	1.50%	0.35%	(34.88)%
AIM V.I. Value Fund	2,168,360	7.31	15,851	1.50%	0.23%	(13.88)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	1,370,095	6.66	9,125	1.50%	0.05%	(25.97)%
MFS® Investors Trust Series	591,306	8.14	4,813	1.50%	0.18%	(17.37)%
MFS® New Discovery Series	643,039	8.37	5,382	1.50%	0.00%	(6.68)%
MFS® Utility Series	973,433	7.61	7,408	1.50%	1.56%	(25.59)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	150,127	7.45	1,118	1.50%	1.74%	1.76%
The Dreyfus Socially Responsible Growth Fund, Inc.	675,418	6.57	4,437	1.50%	0.08%	(23.74)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	60,992	11.01	672	1.50%	3.00%	5.97%
Long-Term U.S. Government Bond Portfolio	734,864	11.58	8,510	1.50%	4.04%	4.26%
High Yield Bond Portfolio	455,975	10.01	4,564	1.50%	6.66%	0.81%
Total Return Bond Portfolio	1,662,057	11.29	18,765	1.50%	3.84%	6.74%
Rydex Variable Trust:
OTC Fund	985,138	3.89	3,832	1.50%	0.00%	(36.16)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	2,564,812	10.59	27,161	1.50%	0.36%	(1.36)%
Premier Growth Portfolio	2,070,574	6.53	13,521	1.50%	0.00%	(18.65)%
Quasar Portfolio	332,400	7.44	2,473	1.50%	0.00%	(14.18)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	1,104,277	$7.79	$8,602	1.70%	1.00%	(13.77)%
Money Market Fund	671,871	10.46	7,028	1.70%	3.80%	2.19%
Mid-Cap Value Equity Fund	319,791	11.06	3,537	1.70%	0.86%	(1.39)%
U.S. Equity Fund	374,328	8.85	3,313	1.70%	0.77%	(10.04)%
Premier Growth Equity Fund	203,781	8.44	1,720	1.70%	0.11%	(10.69)%
Value Equity Fund	172,415	8.90	1,534	1.70%	1.09%	(10.31)%
Small-Cap Value Equity Fund	181,000	12.27	2,221	1.70%	0.81%	8.09%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	276,877	8.12	2,248	1.70%	0.15%	(13.68)%
Main Street Growth & Income Fund/VA	473,200	7.95	3,762	1.70%	0.17%	(11.81)%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	570,855	10.28	5,868	1.70%	0.22%	(6.85)%
Growth Portfolio	603,088	6.77	4,083	1.70%	0.02%	(19.27)%
Variable Insurance Products Fund II — Service Class 2:
Contrafund Portfolio	476,256	8.06	3,839	1.70%	0.22%	(13.97)%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	280,032	8.74	2,447	1.70%	0.37%	(10.56)%
Mid Cap Portfolio	403,825	10.14	4,095	1.70%	0.00%	(5.16)%
Federated Insurance Series:
International Small Company Fund II	23,627	5.76	136	1.70%	0.00%	(31.21)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	143,887	9.16	1,318	1.70%	3.47%	(0.36)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	103,526	8.76	907	1.70%	0.00%	(18.18)%
Global Technology Portfolio	185,853	4.10	762	1.70%	0.00%	(38.39)%
Aggressive Growth Portfolio	386,562	3.95	1,527	1.70%	0.00%	(40.63)%
Growth Portfolio	521,222	6.14	3,200	1.70%	0.00%	(26.19)%
Capital Appreciation Portfolio	362,926	6.48	2,352	1.70%	0.28%	(23.17)%
Worldwide Growth Portfolio	629,158	6.21	3,907	1.70%	0.11%	(23.94)%
International Growth Portfolio	264,963	6.09	1,614	1.70%	0.31%	(24.74)%
Balanced Portfolio	972,626	8.98	8,734	1.70%	1.59%	(6.53)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued
December 31, 2001

	Year or lesser period ended December 31, 2001
		Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type VII:	Units	Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	409,321	$6.15	$2,517	1.70%	0.00%	(24.59)%
AIM V.I. Growth Fund	351,148	4.88	1,714	1.70%	0.35%	(35.02)%
AIM V.I. Value Fund	818,340	7.29	5,966	1.70%	0.23%	(14.06)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series	331,541	6.64	2,201	1.70%	0.05%	(26.12)%
MFS® Investors Trust Series	241,953	8.11	1,962	1.70%	0.18%	(17.54)%
MFS® New Discovery Series	155,938	8.35	1,302	1.70%	0.00%	(6.88)%
MFS® Utility Series	303,903	7.59	2,307	1.70%	1.56%	(25.74)%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	63,965	7.43	475	1.70%	1.74%	1.55%
The Dreyfus Socially Responsible Growth Fund, Inc.	127,492	6.55	835	1.70%	0.08%	(23.90)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	16,136	10.98	177	1.70%	3.00%	5.76%
Long-Term U.S. Government Bond Portfolio	386,285	11.55	4,462	1.70%	4.04%	4.05%
High Yield Bond Portfolio	207,597	9.98	2,072	1.70%	6.66%	0.60%
Total Return Bond Portfolio	810,937	11.26	9,131	1.70%	3.84%	6.52%
Rydex Variable Trust:
OTC Fund	239,875	3.88	931	1.70%	0.00%	(36.29)%
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	825,837	10.56	8,721	1.70%	0.36%	(1.56)%
Premier Growth Portfolio	813,964	6.51	5,299	1.70%	0.00%	(18.81)%
Quasar Portfolio	62,503	7.42	464	1.70%	0.00%	(14.35)%

GE LIFE AND ANNUITY ASSURANCE COMPANY

Financial Statements

Year ended December 31, 2001

(With Independent Auditors’ Report Thereon)

GE LIFE AND ANNUITY ASSURANCE COMPANY

December 31, 2001

Independent Auditors’ Report

The Board of Directors
GE Life and Annuity Assurance Company:

We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholders’ interest, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in notes 1 and 11 to the consolidated financial statements, the Company changed its method of accounting for derivatives in 2001.

As discussed in notes 1 and 9 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.

Richmond, Virginia
January 15, 2002

F-1

GE LIFE AND ANNUITY ASSURANCE COMPANY
AND SUBSIDIARY

Consolidated Balance Sheets

(Dollar amounts in millions, except per share amounts)
	December 31,
	2001	2000
Assets
Investments:
Fixed maturities available-for-sale, at fair value	$10,539.6	$9,260.5
Equity securities available-for-sale, at fair value:
Common stocks	20.6	15.3
Preferred stocks, non-redeemable	17.2	20.8
Investment in affiliate	2.6	2.6
Mortgage loans, net of valuation allowance of $18.2 and $14.3 at December 31, 2001 and 2000, respectively	938.8	1,130.0
Policy loans	109.4	89.0
Real estate owned	3.5	2.5
Other invested assets	147.4	134.7

Total investments	11,779.1	10,655.4

Cash and cash equivalents	—	71.4
Accrued investment income	208.4	215.9
Deferred acquisition costs	853.8	715.7
Intangible assets	352.9	400.4
Reinsurance recoverable	151.1	90.6
Other assets	117.0	69.9
Separate account assets	8,994.3	10,393.2

Total assets	$22,456.6	$22,612.5

Liabilities and Shareholders’ Interest
Liabilities:
Future annuity and contract benefits	$10,975.3	$9,934.3
Liability for policy and contract claims	189.0	140.4
Other policyholder liabilities	91.4	164.0
Accounts payable and accrued expenses	548.9	473.9
Deferred income tax liability	75.5	32.0
Separate account liabilities	8,994.3	10,393.2

Total liabilities	20,874.4	21,137.8

Shareholders’ interest:
Net unrealized investment losses	(17.4)	(18.7)
Derivatives qualifying as hedges	(8.1)	—

Accumulated non-owner changes in equity	(25.5)	(18.7)
Preferred stock, Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 120,000 shares issued and outstanding)	120.0	120.0
Common stock ($1,000 par value, 50,000 authorized, 25,651 shares issued and outstanding)	25.6	25.6
Additional paid-in capital	1,050.7	1,050.7
Retained earnings	411.4	297.1

Total shareholders’ interest	1,582.2	1,474.7

Total liabilities and shareholders’ interest	$22,456.6	$22,612.5

See accompanying Notes to Consolidated Financial Statements.

F-2

GE LIFE AND ANNUITY ASSURANCE COMPANY
AND SUBSIDIARY

Consolidated Statements of Income

(Dollar amounts in millions)

	Years Ended December 31,
	2001	2000	1999
Revenues:
Net investment income	$698.9	$708.9	$638.2
Net realized investment gains	29.1	4.3	12.0
Premiums	108.4	116.3	123.9
Cost of insurance	126.1	126.0	129.0
Variable product fees	131.1	148.7	90.2
Other income	40.8	49.2	24.6

Total revenues	1,134.4	1,153.4	1,017.9

Benefits and expenses:
Interest credited	533.8	532.6	440.8
Benefits and other changes in policy reserves	182.3	223.6	214.7
Commissions	162.7	229.3	192.1
General expenses	129.0	124.8	124.7
Amortization of intangibles, net	50.0	43.7	58.3
Change in deferred acquisition costs, net	(125.3)	(237.7)	(179.1)
Interest expense	2.2	1.1	1.9

Total benefits and expenses	934.7	917.4	853.4

Income before income taxes and cumulative effect of change in accounting principle	199.7	236.0	164.5
Provision for income taxes	70.1	72.9	56.6

Income before cumulative effect of change in accounting principle	129.6	163.1	107.9

Cumulative effect of change in accounting principle, net of tax	(5.7)	—	5.0

Net income	$123.9	$163.1	$112.9

See accompanying Notes to Consolidated Financial Statements.

F-3

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Shareholders’ Interest

(Dollar amounts in millions)

	Preferred Stock		Common Stock		Common Stock Declared but not Issued
	Shares	Amount	Shares	Amount	Shares	Amount
Balances at December 31, 1998	120,000	$120.0	7,010	$7.0	18,641	$18.6
Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—
Net unrealized losses on investment securities (a)	—	—	—	—	—	—

Total changes other than transactions with shareholders
Cash dividend declared and paid	—	—	—	—	—	—
Common stock issued	—	—	18,641	18.6	(18,641)	(18.6)
Adjustment to reflect purchase method	—	—	—	—	—	—

Balances at December 31, 1999	120,000	120.0	25,651	25.6	—	—
Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—
Net unrealized gains on investment securities (a)	—	—	—	—	—	—

Total changes other than transactions with shareholders
Cash dividend declared and paid	—	—	—	—	—	—

Balances at December 31, 2000	120,000	120.0	25,651	25.6	—	—
Changes other than transactions with shareholders:
Net income	—	—	—	—	—	—
Net unrealized gains on investment securities (a)	—	—	—	—	—	—
Cumulative effect on shareholders’ interest of adopting SFAS 133 (b)	—	—	—	—	—	—
Derivatives qualifying as hedges	—	—	—	—	—	—

Total changes other than transactions with shareholders
Cash dividend declared and paid	—	—	—	—	—	—

Balances at December 31, 2001	120,000	$120.0	25,651	$25.6	—	$—

(a)	Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b)	Presented net of deferred taxes of $4.4.

See accompanying Notes to Consolidated Financial Statements.

F-4

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Consolidated Statements of Shareholders’ Interest

(Dollar amounts in millions)

	Additional Paid-In Capital	Accumulated Non-owner Changes in Equity	Retained Earnings	Total Shareholders’ Interest

Balances at December 31, 1998	$1,050.1	$57.8	$40.3	$1,293.8
Changes other than transactions with shareholders:
Net income	—	—	112.9	112.9
Net unrealized losses on investment securities (a)	—	(192.0)	—	(192.0)

Total changes other than transactions with shareholders				(79.1)
Cash dividend declared and paid	—	—	(9.6)	(9.6)
Common stock issued	—	—	—	—
Adjustment to reflect purchase method	0.6	—	—	0.6

Balances at December 31, 1999	1,050.7	(134.2)	143.6	1,205.7
Changes other than transactions with shareholders:
Net income	—	—	163.1	163.1
Net unrealized gains on investment securities (a)	—	115.5	—	115.5

Total changes other than transactions with shareholders				278.6
Cash dividend declared and paid	—	—	(9.6)	(9.6)

Balances at December 31, 2000	1,050.7	(18.7)	297.1	1,474.7
Changes other than transactions with shareholders:
Net income	—	—	123.9	123.9
Net unrealized gains on investment securities (a)	—	1.3	—	1.3
Cumulative effect on shareholders’ interest of adopting SFAS 133 (b)	—	(7.8)	—	(7.8)
Derivatives qualifying as hedges	—	(0.3)	—	(0.3)

Total changes other than transactions with shareholders				117.1
Cash dividend declared and paid	—	—	(9.6)	(9.6)

Balances at December 31, 2001	$1,050.7	$(25.5)	$411.4	$1,582.2

(a)	Presented net of deferred taxes of $0, $(61.8) and $103.6 in 2001, 2000 and 1999, respectively.
(b)	Presented net of deferred taxes of $4.4.

See accompanying Notes to Consolidated Financial Statements.

F-5

GE LIFE AND ANNUITY ASSURANCE COMPANY
AND SUBSIDIARY

Consolidated Statements of Cash Flows
(In millions)

	Years Ended December 31,
	2001	2000	1999
Cash flows from operating activities:
Net income	$123.9	$163.1	$112.9

Adjustments to reconcile net income to net cash provided by operating activities:
Cumulative effect of change in accounting principle, net of tax	5.7	—	(5.0)
Cost of insurance and surrender fees	(155.9)	(149.3)	(169.5)
Decrease in future policy benefits	589.9	688.9	565.5
Net realized investment gains	(29.1)	(4.3)	(12.0)
Amortization of investment premiums and discounts	6.8	(3.4)	(1.3)
Amortization of intangibles	50.0	43.7	58.3
Deferred income tax expense	51.1	94.5	25.0
Change in certain assets and liabilities:
Decrease (increase) in:
Accrued investment income	7.5	(25.7)	(48.6)
Deferred acquisition costs	(125.3)	(237.7)	(179.1)
Other assets, net	(45.0)	188.2	(195.1)
Increase (decrease) in:
Policy and contract claims	39.7	25.5	(43.4)
Other policyholder liabilities	(71.5)	26.8	20.0
Accounts payable and accrued expenses	72.4	276.2	73.8

Total adjustments	396.3	923.4	88.6

Net cash provided by operating activities	520.2	1,086.5	201.5

Cash flows from investing activities:
Short-term investment activity, net	(22.9)	(17.6)	—
Proceeds from sales and maturities of investment securities and other invested assets	3,904.1	1,997.0	1,702.2
Principal collected on mortgage and policy loans	332.6	102.1	103.3
Proceeds collected from policy loan securitization	—	—	145.1
Purchases of investment securities and other invested assets	(5,182.8)	(3,047.2)	(3,037.4)
Mortgage loan originations and increase in policy loans	(167.9)	(437.4)	(170.4)

Net cash used in investing activities	(1,136.9)	(1,403.1)	(1,257.2)

Cash flows from financing activities:
Proceeds from issue of investment contracts	4,120.9	5,274.4	4,717.6
Redemption and benefit payments on investment contracts	(3,566.0)	(4,946.8)	(3,593.4)
Cash dividends to shareholders	(9.6)	(9.6)	(9.6)

Net cash provided by financing activities	545.3	318.0	1,114.6

Net increase (decrease) in cash and equivalents	(71.4)	1.4	58.9
Cash and cash equivalents at beginning of year	71.4	70.0	11.1

Cash and cash equivalents at end of year	$—	$71.4	$70.0

See accompanying Notes to Consolidated Financial Statements.

F-6

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

(1)  Summary of Significant Accounting Policies

(a)  Principles of Consolidation

The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the “Company” or “GELAAC”). All significant intercompany accounts and transactions have been eliminated in consolidation.

The majority of GELAAC’s outstanding common stock is owned by General Electric Capital Assurance Company (“GECA”). GECA is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (“GEFAHI”), which is an indirect wholly-owned subsidiary of General Electric Capital Corporation (“GECC”). GECC is a wholly-owned subsidiary of General Electric Capital Services, Inc. (“GE Capital Services”), which in turn is wholly-owned, directly or indirectly, by General Electric Company.

(b)  Basis of Presentation

These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

(c)  Products

The Company’s product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder’s wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death. The Company’s principal product lines under the Wealth Accumulation and Transfer segment are annuities (deferred and immediate; either fixed or variable), life insurance (universal, variable, ordinary and group) and guaranteed investment contracts (“GICs”) including funding agreements.

Lifestyle Protection and Enhancement products are intended to protect accumulated wealth and income from the financial drain of unforeseen events. The Company’s principal product line under the Lifestyle Protection and Enhancement segment is accident and health insurance.

The Company distributes its products through two primary channels: intermediaries (such as brokerage general agents, banks, securities brokerage firms, financial planning firms, accountants, affluent market producers and specialized brokers) and career or dedicated sales forces, who distribute certain of the Company’s products on an exclusive basis, some of whom are not employees of the Company. Approximately 30%, 25% and 28% of the Company’s sales of variable products in 2001, 2000 and 1999, respectively, have been through two specific national stockbrokerage firms. Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company’s competitive position in the marketplace, the availability of business from other distributors, and the Company’s mix of other products.

F-7

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The Company offers insurance products throughout the United States of America (except New York). Approximately 17%, 18% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the South Atlantic region of the United States, approximately 23%, 24% and 17% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in the Mid-Atlantic region of the United States and approximately 13%, 9% and 11% of premium and annuity consideration collected, in 2001, 2000 and 1999, respectively, came from customers residing in California.

(d)  Revenues

Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders’ account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

(e)  Cash and Cash Equivalents

Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days are included in other invested assets.

(f)  Investment Securities

The Company has designated its fixed maturities (bonds, notes and redeemable preferred stock) and its equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, industry sector, call features and maturity of the investments, as applicable.

Changes in the fair values of investments available-for-sale, net of the effect on deferred acquisition costs, present value of future profits and deferred income taxes are reflected as unrealized investment gains or losses in a separate component of shareholders’ interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline and the financial health of and specific prospects for the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The Company engages in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned.

Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded

F-8

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

Mortgage and policy loans are stated at their unpaid principal balance, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management’s best estimate of probable losses, including specific allowances for known troubled credits, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

Short-term investments, if any, are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

(g)  Deferred Acquisition Costs

Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

Acquisition costs include first-year commissions in excess of recurring renewal commissions, and certain support costs such as underwriting and policy issue costs. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

(h)  Intangible Assets

Present Value of Future Profits — In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits (“PVFP”), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company’s net income but rather as a credit or charge to shareholders’ interest, net of applicable income tax.

F-9

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

Goodwill — Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value.

(i)  Federal Income Taxes

The Company files a consolidated life insurance federal income tax return with its parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

(j)  Reinsurance

Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

(k)  Future Annuity and Contract Benefits

Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder’s current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

(l)  Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

(m)  Separate Accounts

The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity and variable life contract holders. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders’ equity in those assets.

The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 2001, approximately $55.9 of the Company’s other invested assets related to its capital investments is in the separate accounts.

F-10

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

(n)  Accounting Changes

At January 1, 2001, the Company adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 11.

At January 1, 2001, the Company’s consolidated financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

	Earnings	Shareholders’ Interest
Adjustment to fair value of derivatives (a)	$(8.7)	$(12.2)
Income tax effects	3.0	4.4

Totals	$(5.7)	$(7.8)

(a)	For earnings effect, amount shown is net of hedged items.

The cumulative effect on shareholders’ interest was primarily attributable to marking to market swap contracts used to hedge variable-rate investments. Decreases in the fair values of these instruments were attributable to changes in interest rates since inception of the hedging arrangement. As a matter of policy, the Company ensures that funding, including the effect of derivatives, of its investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

In November 2000, the Emerging Issues Task Force of the Financial Accounting Standards Board (FASB) reached a consensus on accounting for impairment of retained beneficial interests (EITF 99-20). Under this consensus, impairment of certain beneficial interests in securitized assets must be recognized when (1) the asset’s fair value is below its carrying value, and (2) it is probable that there has been an adverse change in estimated cash flows. Previously, impairment on such assets was recognized when the asset’s carrying value exceeded estimated cash flows discounted at a risk free rate of return. The effect of adopting EITF 99-20 at January 1, 2001 was not significant to the Company’s operating results.

See Note 9 for Change in Accounting for Insurance-Related Assessments in 1999.

(o)  Accounting Pronouncement Not Yet Adopted

SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, modify the accounting for business combinations, goodwill and identifiable intangible assets. As of January 1, 2002, all goodwill and indefinite-lived intangible assets must be tested for impairment, and, if necessary, a transition adjustment will be recognized. Management does not believe there will be any goodwill impairment under these new standards. Amortization of goodwill will cease as of January 1, 2002, and thereafter, all goodwill and any

F-11

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

indefinite-lived intangible assets must be tested at least annually for impairment. The effect of the non-amortization provision on 2002 operations will be affected by 2002 acquisitions, if any, and cannot be forecast, but if these rules had applied to goodwill in 2001, management believes that full-year 2001 net earnings would have increased by approximately $7.

(2)  Investment Securities

(a)  General

For the years ended December 31, the sources of investment income of the Company were as follows:

	2001	2000	1999
Fixed maturities	$615.2	$623.1	$557.9
Equity securities	1.7	1.8	2.2
Mortgage loans	80.9	80.0	66.9
Policy loans	7.1	4.6	14.0
Other investments	1.8	6.7	2.5

Gross investment income	706.7	716.2	643.5
Investment expenses	(7.8)	(7.3)	(5.3)

Net investment income	$698.9	$708.9	$638.2

For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

	2001	2000	1999
Sales proceeds	$2,663.3	$874.2	$590.3

Gross realized investment:
Gains	100.5	29.3	28.6
Losses	(71.4)	(25.0)	(16.6)

Net realized investment gains	$29.1	$4.3	$12.0

The additional proceeds from investments presented in the Company’s Consolidated Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders’ interest as of December 31 are summarized as follows:

F-12

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

	2001	2000	1999
Net unrealized gains (losses) on available-for-sale investment securities and other invested assets before adjustments:
Fixed maturities	$(41.2)	$(34.4)	$(2425.0)
Equity securities	4.6	(1.6)	(0.4)
Other invested assets	(16.4)	(3.2)	(4.1)

Subtotal	(53.0)	(39.2)	(249.5)

Adjustments to the present value of future profits and deferred acquisition costs	25.2	10.1	43.1
Deferred income taxes	10.4	10.4	72.2

Net unrealized losses on available-for-sale investment securities	$(17.4)	$(18.7)	$(134.2)

The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

	2001	2000	1999
Net unrealized gains (losses) on investment securities — beginning of year	$(18.7)	$(134.2)	$57.8
Unrealized gains (losses) on investment securities — net of deferred taxes of ($5.1), ($63.3) and $99.1	10.8	118.3	(184.2)
Reclassification adjustments — net of deferred taxes of $5.1, $1.5 and $4.5	(9.5)	(2.8)	(7.8)

Net unrealized losses on investment securities — end of year	$(17.4)	$(18.7)	$(134.2)

At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company’s fixed maturities and equity securities available-for-sale were as follows:

2001	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Fixed maturities:
U.S. government and agency	$5.1	$0.1	$—	$5.2
State and municipal	1.2	—	—	1.2
Non-U.S. government	37.0	0.2	(0.5)	36.7
U.S. corporate	5,976.7	93.6	(199.4)	5,870.9
Non-U.S. corporate	819.5	10.5	(18.0)	812.0
Mortgage-backed	2,217.3	50.9	(7.3)	2,260.9
Asset-backed	1,524.0	31.5	(2.8)	1,552.7

Total fixed maturities	10,580.8	186.8	(228.0)	10,539.6
Common stocks and non-redeemable preferred stocks	33.2	4.8	(0.2)	37.8

Total available-for-sale securities	$10,614.0	$191.6	$(228.2)	$10,577.4

F-13

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

2000	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Fixed maturities:
U.S. government and agency	$10.3	$0.3	$—	$10.6
State and municipal	1.3	—	—	1.3
Non-U.S. government	3.0	—	—	3.0
U.S. corporate	5,705.5	24.2	(148.8)	5,580.9
Non-U.S. corporate	851.2	35.3	(2.2)	884.3
Mortgage-backed	1,762.2	44.0	—	1,806.2
Asset-backed	961.4	12.8	—	974.2

Total fixed maturities	9,294.9	116.6	(151.0)	9,260.5
Common stocks and non-redeemable preferred stocks	37.7	0.9	(2.5)	36.1

Total available-for-sale securities	$9,332.6	$117.5	$(153.5)	$9,296.6

The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2001 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year or less	$131.3	$131.3
Due one year through five years	2,518.4	2,524.6
Due five years through ten years	2,570.8	2,524.9
Due after ten years	1,619.0	1,545.2

Subtotals	6,839.5	6,726.0
Mortgage-backed securities	2,217.3	2,260.9
Asset-backed securities	1,524.0	1,552.7

Totals	$10,580.8	$10,539.6

As of December 31, 2001, $1,175.0 of the Company’s investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.5 and $5.6 as of December 31, 2001 and 2000, respectively.

As of December 31, 2001, approximately 20.7%, 17.2% and 14.3% of the Company’s investment portfolio is comprised of securities issued by the manufacturing, financial and utilities industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company’s investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

As of December 31, 2001 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders’ interest.

F-14

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody’s.

	2001		2000
	Fair value	Percent	Fair value	Percent
Agencies and treasuries	$250.5	2.4%	$226.8	2.5%
AAA/Aaa	3,232.4	30.7	2,406.5	26.0
AA/Aa	841.9	8.0	645.7	7.0
A/A	2,432.5	23.1	2,161.3	23.3
BBB/Baa	2,366.6	22.4	2,259.4	24.4
BB/Ba	346.2	3.3	365.9	4.0
B/B	95.6	0.9	168.0	1.8
CCC/Ca	10.0	0.1	10.1	0.1
Not rated	963.9	9.1	1,016.8	11.0

Totals	$10,539.6	100.0%	$9,260.5	100.1%

Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as “not rated.” This has neither positive nor negative implications regarding the value of the security.

At December 31, 2001 and 2000, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $11.7 and $6.4, respectively.

The Company has limited partnership commitments outstanding of $16.0 and $51.5 at December 31, 2001 and 2000, respectively.

(b)  Mortgage and Real Estate Portfolio

The Company’s mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

Geographic distribution as of December 31, 2001:

	Mortgage	Real Estate
South Atlantic	26.8%	100.0%
Mid Atlantic	10.3	—
Pacific	30.7	—
East North Central	10.0	—
West South Central	4.6	—
Mountain	9.8	—
Other	7.8	—

Totals	100.0%	100.0%

F-15

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

Type distribution as of December 31, 2001:

	Mortgage	Real Estate
Office Building	27.6%	—%
Retail	26.1	100.0
Industrial	28.0	—
Apartments	12.9	—
Other	5.4	—

Totals	100.0%	100.0%

For the years ended December 31, 2001 and 2000, respectively, the Company originated $36.0 and $96.6 of mortgages secured by real estate in California, which represents 25% and 22% of the Company’s total U.S. originations for those years.

GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 2001 and 2000, totaled $6.7 and $3.6 respectively.

“Impaired” loans are defined under GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company’s commercial loans.

Under these principles, the Company has two types of “impaired” loans: loans requiring allowances for losses (none as of December 31, 2001 and 2000) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($7.6 and $6.3, as of December 31, 2001 and 2000, respectively). Average investment in impaired loans during 2001, 2000 and 1999 was $6.8, $11.5 and $15.0 and interest income earned on these loans while they were considered impaired was $0.9, $0.8 and $2.6 for the years ended 2001, 2000 and 1999, respectively.

The following table presents the activity in the allowance for losses during the years ended December 31:

	2001	2000	1999
Balance at January 1	$14.3	$23.3	$20.9
Provision (benefit) charged (credited) to operations	2.3	(11.1)	1.6
Amounts written off, net of recoveries	1.6	2.1	0.8

Balance at December 31	$18.2	$14.3	$23.3

During 2000, as part of its on-going analysis of exposure to losses arising from mortgage loans, the Company recognized a $12.7 reduction in its allowance for losses.

The allowance for losses on mortgage loans at December 31, 2001, 2000 and 1999 represented 1.9%, 1.3% and 2.8% of gross mortgage loans, respectively.

The Company had $5.0 and $4.5 of non-income producing mortgage loans as of December 31, 2000 and 1999, respectively. There were no non-income producing mortgage loans as of December 31, 2001.

F-16

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

(3)  Deferred Acquisition Costs

Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

	2001	2000	1999
Unamortized balance at January 1	$712.9	$475.2	$296.1
Costs deferred	204.1	304.4	218.9
Amortization, net	(78.8)	(66.7)	(39.8)

Unamortized balance at December 31	838.2	712.9	475.2
Cumulative effect of net unrealized investment losses	15.6	2.8	7.3

Financial statement balance at December 31	$853.8	$715.7	$482.5

(4)  Intangible Assets

(a)  Present Value of Future Profits

The method used by the Company to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that the Company must earn in order to accept the inherent risks.

The following table presents the activity in PVFP for the years ended December 31:

	2001	2000	1999
Unamortized balance at January 1	$278.1	$314.8	$367.0
Interest accreted at 6.57%, 5.94% and 6.64% for 2001, 2000 and 1999, respectively	16.3	17.1	21.9
Amortization	(59.3)	(53.8)	(74.1)

Unamortized balance at December 31	235.1	278.1	314.8
Cumulative effect of net unrealized investment losses	9.6	7.3	35.8

Financial statement balance at December 31	$244.7	$285.4	$350.6

The estimated percentage of the December 31, 2001 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2002	11.8%
2003	9.7
2004	8.4
2005	7.3
2006	6.5

(b)  Goodwill

At December 31, 2001 and 2000, total unamortized goodwill was $107.4 and $114.4, respectively, which is shown net of accumulated amortization and adjustments of $43.3 and $36.3 for the years ended December 31,

F-17

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

2001 and 2000, respectively. Goodwill amortization was $7.0, $7.0 and $6.0 for the years ending December 31, 2001, 2000 and 1999, respectively.

(5)  Reinsurance

GELAAC is involved in both the cession and assumption of reinsurance with other companies. GELAAC’s reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

The effects of reinsurance on premiums earned for the years ended December 31 were as follows:

	2001	2000	1999
Direct	$128.8	$145.6	$166.6
Assumed	3.3	3.3	3.0
Ceded	(23.7)	(32.5)	(45.7)

Net premiums earned	$108.4	$116.4	$123.9

Percentage of amount assumed to net	3%	3%	2%

Due to the nature of the Company’s insurance contracts, premiums earned approximate premiums written.

Reinsurance recoveries recognized as a reduction of benefits amounted to $58.0, $54.3 and $68.2 for the years ended December 31, 2001, 2000 and 1999, respectively.

(6)  Future Annuity and Contract Benefits

(a)  Investment Contracts

Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder’s contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

(b)  Insurance Contracts

Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

F-18

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The following chart summarizes the major assumptions underlying the Company’s recorded liabilities for future annuity and contract benefits:

	Withdrawal Assumption	Mortality/ Morbidity Assumption	Interest Rate Assumption	December 31,
				2001	2000
Investment contracts	N/A	N/A	N/A	$8,788.6	$7,759.7
Limited-payment contracts	None	(a)	3.5-10.0%	17.9	17.4
Traditional life insurance contracts	Company	(b)	7.0% grading	344.2	362.3
	Experience		to 6.5%
Universal life-type contracts	N/A	N/A	N/A	1,774.9	1,747.5
Accident and health	Company	(c)	7.5% grading	49.7	47.4
	Experience		to 4.75%

Total future annuity and contract benefits				$10,975.3	$9,934.3

(a)	Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b)	Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c)	The 1958 Commissioner’s Standard Ordinary Table, 1964 modified and 1987 Commissioner’s Disability Tables, and Company experience.

(7)  Income Taxes

The total provision for income taxes for the years ended December 31 consisted of the following components:

	2001	2000	1999
Current federal income tax provision (benefit)	$18.2	$(20.8)	$29.3
Deferred federal income tax provision	49.1	90.5	24.9

Subtotal-federal provision	67.3	69.7	54.2

Current state income tax provision (benefit)	0.8	(0.8)	2.3
Deferred state income tax provision	2.0	4.0	0.1

Subtotal-state provision	2.8	3.2	2.4

Total income tax provision	$70.1	$72.9	$56.6

The reconciliation of the federal statutory rate to the effective income tax rate at December 31 is as follows:

	2001	2000	1999
Statutory U.S. federal income tax rate	35.0%	35.0%	35.0%
State income tax, net of federal income tax benefit	0.5	0.5	0.5
Non-deductible goodwill amortization	1.2	1.0	1.2
Dividends-received deduction	(2.9)	(1.7)	(1.6)
Other, net	1.3	(3.9)	(0.7)

Effective rate	35.1%	30.9%	34.4%

F-19

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The components of the net deferred tax liability at December 31 are as follows:

	2001	2000
Assets:
Insurance reserve amounts	$161.8	$165.6
Net unrealized losses on investment securities	10.4	10.4
Net unrealized loss on derivatives	5.0	—

Total deferred income tax assets	177.2	176.0

Liabilities:
Investments	1.6	5.3
Present value of future profits	47.3	50.3
Deferred acquisition costs	194.6	149.6
Other	9.2	2.8

Total deferred income tax liabilities	252.7	208.0

Net deferred income tax liability	$75.5	$32.0

Based on an analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

The Company received a refund of federal and state taxes for the year ended December 31, 2001 of $23.9, and paid $41.1 and $41.8, for federal and state income taxes for the years ended December 31, 2000 and 1999, respectively.

(8)  Related Party Transactions

GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $18.3, $11.1 and $14.8 for the years ended December 31, 2001, 2000 and 1999, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $68.1, $55.2 and $45.1, for the years ended December 31, 2001, 2000 and 1999, respectively.

GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $0.6, $1.1 and $1.9 for the years ended December 31, 2001, 2000 and 1999, respectively. The Company pays interest at the cost of funds of GNA Corporation, which was 2.8%, 6.9% and 5.9% as of December 31, 2001, 2000 and 1999, respectively. The amounts outstanding as of December 31, 2001 and 2000 were $50.5 and $85.7, respectively, and are included with accounts payable and accrued expenses in the Consolidated Balance Sheets.

(9)  Guaranty Association Assessments

The Company is required by state law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

F-20

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $0.1, $0.5, and $0.1 to various state guaranty associations during 2001, 2000 and 1999, respectively. At December 31, 2001 and 2000, accounts payable and accrued expenses include $4.7 and $4.6, respectively, related to estimated future payments.

Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the effect of this adoption as a cumulative effect of a change in accounting principle, which served to increase 1999 net income by $5.0 (net of income taxes of $2.8).

(10)  Litigation

The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, which is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company’s Consolidated Financial Statements.

On November 1, 2000, the Company was named as a defendant in a lawsuit filed in Georgia state court related to the sale of universal life insurance policies (McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co.). On December 1, 2000, the Company successfully removed the case to the United States District Court for the Middle District of Georgia. The complaint is brought as a class action on behalf of all persons who purchased certain universal life insurance policies from the Company and alleges improper sales practices in connection with the sale of universal life insurance policies. No class has been certified. On February 27, 2002, the Court denied the Company’s motion for summary judgment. The McBride litigation is still in its preliminary stages, and its ultimate outcome, and any effect on the Company, cannot be determined at this time. The Company intends to defend this lawsuit, including plaintiff’s efforts to certify a nationwide class action, vigorously.

(11)  Fair Value of Financial Instruments

Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, separate accounts and beginning in 2001, derivative financial instruments. Other assets and liabilities—those not carried at fair value—are discussed in the following pages. Apart from certain borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must be determined using models. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2001 or 2000.

A description of how fair values are estimated follows:

Borrowings.    Based on market quotes or comparables.

Mortgage loans.    Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

Investment contract benefits.    Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

All other instruments.    Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

F-21

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

Information about certain financial instruments that were not carried at fair value at December 31, 2001 and 2000, is summarized as follows:

	2001				2000
	Assets (Liabilities)				Assets (Liabilities)
	Notional Amount		Carrying amount	Fair value	Notional Amount		Carrying amount	Fair value
Assets:
Mortgage loans	(a	)	$938.8	$978.4	(a	)	$1,130.0	$1,174.0
Other financial instruments	(a	)	17.8	17.8	(a	)	9.3	9.3
Liabilities:
Borrowings and related instruments:
Borrowings	(a	)	(50.5)	(50.5)	(a	)	(85.7)	(85.7)
Investment contract benefits	—		(8,788.6)	(8,812.3)	—		(7,759.7)	(7,339.5)
Other firm commitments:
Ordinary course of business lending commitments	6.7		—	—	3.6		—	—

(a)	These financial instruments do not have notional amounts.

On January 1, 2001 GELAAC adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as discussed in Note 1. The paragraphs that follow provide additional information about derivatives and hedging relationships in accordance with SFAS 133.

Under SFAS 133, all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of a hedge is reported in earnings as it occurs.

The nature of the Company’s business activities necessarily involves the management of various financial and market risks, including those related to changes in interest rates. As discussed more fully in Note 1 of the 2001 audited financial statements, the Company uses derivative financial instruments to mitigate or eliminate certain of those risks. The January 1, 2001, accounting change previously described affected only the pattern and timing of non-cash accounting recognition.

At January 1, 2001, the Company’s financial statements were adjusted to record a cumulative effect of adopting this accounting change, as follows:

	Earnings	Shareholders’ Interest
Adjustment to fair value of derivatives (a)	$(8.7)	$(12.2)
Income tax effects	3.0	4.4

Totals	$(5.7)	$(7.8)

        (a)    For earnings effect, amount shown is net of hedged items.

F-22

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

A reconciliation of current period changes for the twelve months ended December 31, 2001, net of applicable income taxes in the separate component of shareholders’ interest labeled “derivatives qualifying as hedges,” follows:

Transition adjustment as of January 1, 2001	$(7.8)
Current period decreases in fair value — net	(0.1)
Reclassification to earnings, net	(0.2)

Balance at December 31, 2001	$(8.1)

The cumulative effect on shareholders’ interest was primarily attributable to marking to market swap contracts used to hedge interest rate risk on variable-rate investments. Decreases in the fair value of these instruments are attributable to changes in interest rates. Additional disclosures required by SFAS No. 133, as amended, are provided in the following paragraphs.

Hedges of Future Cash Flows

There was less than $0.1 of ineffectiveness reported in the twelve months ended December 31, 2001 in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2001 related to the hedge of future cash flows.

Of the $(7.8) transition adjustment recorded in shareholders’ interest at January 1, 2001, $(0.2), net of income taxes, was reclassified to income during the twelve month period ended December 31, 2001. The $(8.1), net of taxes, recorded in shareholders’ interest at December 31, 2001 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest income on floating-rate instruments. Of this amount $(0.2), net of income taxes, are expected to be reclassified to earnings over the twelve-month period ended December 31, 2002. The actual amounts that will be reclassified to income over the next twelve months will vary from this amount as a result of market conditions. No amounts were reclassified to income during the twelve months ended December 31, 2001 in connection with forecasted transactions that were no longer considered probable of occurring.

At December 31, 2001, there were derivative instruments hedging the reinvestment risk of forecasted purchases of bonds that would occur within one month of year end.

Hedges of Recognized Assets, Liabilities and Firm Commitments

The ineffective portion of changes in fair values of hedge positions, reported in the twelve month period ended December 31, 2001 operations, amounted to $0.1 million, before income taxes. These amounts were included in net realized investment gains. There were no amounts excluded from the measure of effectiveness.

Derivatives Not Designated as Hedges

At December 31, 2001, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

(12)  Restrictions on Dividends

Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice, based on the lesser of 10% of the

F-23

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

prior year statutory surplus and 100% of prior year statutory net gain from operations. Dividends in excess of the prescribed limits or the Company’s earned surplus require formal state insurance commission approval. Based on statutory results as of December 31, 2001, the Company is able to distribute $58.4 in dividends in 2002 without obtaining regulatory approval.

The Company declared and paid dividends of $9.6 for the years ended December 31, 2001, 2000 and 1999.

(13)  Supplementary Financial Data

The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners (“NAIC”) that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders’ interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices. The impact of adoption of codification increased statutory capital and surplus by $16.6, primarily related to the recognition of certain deferred tax assets.

For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below (unaudited):

	2001	2000	1999
Statutory net income (loss)	$(20.5)	$68.0	$70.8
Statutory capital and surplus	$584.4	$593.5	$542.5

The NAIC has adopted Risk Based Capital (“RBC”) requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with (i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 2001 and 2000, the Company exceeded the minimum required RBC levels.

(14)  Operating Segment Information

The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder’s wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and (2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company’s principal product lines within these two segments.

F-24

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

The following is a summary of industry segment activity for 2001, 2000 and 1999:

2001 — Segment Data
	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$695.8	$3.1	$698.9
Net realized investment gains	29.1	—	29.1
Premiums	48.2	60.2	108.4
Other revenues	297.8	0.2	298.0

Total revenues	1,070.9	63.5	1,134.4

Interest credited, benefits, and other changes in policy reserves	674.1	42.0	716.1
Commissions	146.8	15.9	162.7
Amortization of intangibles	47.9	2.1	50.0
Other operating costs and expenses	0.7	5.2	5.9

Total benefits and expenses	869.5	65.2	934.7

Income (loss) before income taxes and cumulative effect of change in accounting principle	$201.4	$(1.7)	$199.7

Total Assets	$22,288.6	$168.0	$22,456.6

2000 — Segment Data
	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$703.5	$5.4	$708.9
Net realized investment gains	4.3	—	4.3
Premiums	55.3	61.0	116.3
Other revenues	316.2	7.7	323.9

Total revenues	1,079.3	74.1	1,153.4

Interest credited, benefits, and other changes in policy reserves	715.3	40.9	756.2
Commissions	212.8	16.5	229.3
Amortization of intangibles	41.5	2.2	43.7
Other operating costs and expenses	(119.7)	7.9	(111.8)

Total benefits and expenses	849.9	67.5	917.4

Income before income taxes	$229.4	$6.6	$236.0

Total Assets	$22,440.7	$171.8	$22,612.5

F-25

GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

Notes to Consolidated Financial Statements — Continued
December 31, 2001, 2000 and 1999
(Dollar amounts in millions)

1999 — Segment Data
	Wealth Accumulation & Transfer	Lifestyle Protection & Enhancement	Consolidated
Net investment income	$634.2	$4.0	$638.2
Net realized investment gains	12.0	—	12.0
Premiums	67.8	56.1	123.9
Other revenues	243.6	0.2	243.8

Total revenues	957.6	60.3	1,017.9

Interest credited, benefits, and other changes in policy reserves	617.0	38.5	655.5
Commissions	179.7	12.4	192.1
Amortization of intangibles	56.2	2.1	58.3
Other operating costs and expenses	(55.1)	2.6	(52.5)

Total benefits and expenses	797.8	55.6	853.4

Income before income taxes and cumulative effect of change in accounting principle	$159.8	$4.7	$164.5

Total Assets	$19,774.2	$183.1	$19,957.3

F-26

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits

(1)(a)	Resolution of Board of Directors of Life of Virginia authorizing the establishment of Separate Account 4.(3)

(1)(a)(i)	Resolution of Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life & Annuity Separate Account 4.(6)

(2)	Not Applicable.

(3)(a)	Underwriting Agreement dated December 1, 2001 between GE Life and Annuity Assurance Company and Capital Brokerage Corporation.(10)

(3)(b)	Dealer Sales Agreement dated December 1, 2001.(10)

(4)	Contract P1153 12/99.(7)

(5)	Application.(7)

(6)(a)	Certificate of Incorporation of The Life Insurance Company of Virginia.(3)

(6)(a)(i)	Amended Certificate of Incorporation of GE Life and Annuity.(8)

(6)(b)	By-Laws of The Life Insurance Company of Virginia.(3)

(6)(b)(i)	Amended By-Laws of GE Life and Annuity Assurance Company.(8)

(7)	Not Applicable.

(8)(a)	Stock Sale Agreement between The Life Insurance Company of Virginia and The Life of Virginia Series Fund, Inc.(3)

(8)(b)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.(3)

(8)(b)(i)	Amendment to Participation Agreement Referencing Contract Form Numbers.(3)

(8)(b)(ii)	Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.(1)

(8)(b)(iii)	Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and GE Life and Annuity Assurance Company.(4)

(8)(c)	Participation Agreement between Janus Capital Corporation and The Life Insurance Company of Virginia.(3)

(8)(c)(i)	Amendment to Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company.(4)

(8)(d)	Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia.(2)

(8)(e)	Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company.(4)

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(8)(f)	Form of Participation Agreement between AIM Variable Insurance Funds, Inc. and GE Life and Annuity Assurance Company.(7)

(9)	Opinion and Consent of Counsel.(10)

(10)	Consent of Independent Auditors.(9)

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Schedule showing computation for Performance Data.(5)

(14)	Power of Attorney dated April 23, 2002.(9)

(1)
Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-4 (File No. 33-76334) filed with the Securities and Exchange Commission on April 30, 1996.

(2)
Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-4 (File No. 33-76334) filed with the Securities and Exchange Commission on May 1, 1997.

(3)
Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-4 (File No. 33-76334) filed with the Securities and Exchange Commission on May 1, 1998.

(4)
Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-4 (File No. 33-76334) filed with the Securities and Exchange Commission on April 30, 1999.

(5)	Incorporated herein by reference to initial filing to the Registrant’s Registration Statement on Form N-4, (File No. 333-96513) filed with the Securities and Exchange Commission on December 22, 1999.
(6)	Incorporated herein by reference to initial filing to the Registrant’s Registration Statement on Form N-4, (File No. 333-31172) filed with the Securities and Exchange Commission on February 25, 2000.
(7)
Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-4 (File No. 33-76334) filed with the Securities and Exchange Commission on April 28, 2000.

(8)
Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File 333-31172) filed with the Securities and Exchange Commission on June 2, 2000.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement (File No. 333-96513) filed with the Securities and Exchange Commission on April 22, 2002.
(10)	Filed herein.

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Item 25.    Directors and Officers of GE Life and Annuity Assurance Company

Pamela S. Schutz	Chief Executive Officer, President and Director

Thomas M. Stinson	Senior Vice President and Director

Elliot A. Rosenthal	Senior Vice President and Director

Leon E. Roday	Senior Vice President and Director

Geoffrey S. Stiff	Senior Vice President and Director

Paul Haley	Senior Vice President, Chief Actuary and Director

Rose Hampton	Senior Vice President

Frank Gencarelli	Senior Vice President

Kelly L. Groh	Senior Vice President and Chief Financial Officer

Susan M. Mann	Vice President and Controller

Gary T. Prizzia	Treasurer

Heather Harker	Vice President, Associate General Counsel and Assistant Secretary

The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Va 23230.

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Item 26.    Persons Controlled by or Under Common Control with the Depositor or Registrant

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Item 27.    Number of Contractowners

As of August 16, 2002, there were 250 contract owners invested in this product.

Item 28.    Indemnification

Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation’s best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 5 of the By-Laws of GE Life and Annuity Assurance Company further provides that:

(a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

(b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director,

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officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

(d) Expenses (including attorneys’ fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

(e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

(f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

(g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

*    *    *

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Item 29.    Principal Underwriters

(a) Capital Brokerage Corporation is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance policies issued through GE Life & Annuity Separate Accounts I, II, III and V.

(b)
Name	Address	Positions and Offices with Underwriter
Adam T. Rochlin	201 Merrit 7 Norwalk, CT 06856	President and Chief Executive Officer

Thomas W. Casey	6604 W. Broad St. Richmond, VA 23230	Senior Vice President

Robert T. Methven	200 N. Martingale Rd. Schaumburg, IL 60173	Senior Vice President

Gary T. Prizzia	6620 W. Broad Street Richmond, VA 23230	Treasurer

Edward J. Wiles, Jr.	201 Merrit 7 Norwalk, CT 06856	Senior Vice President, Chief Compliance Officer

Kelly L. Groh	6610 W. Broad Street Richmond, Virginia 23230	Chief Financial Officer, Controller

Victor C. Moses	601 Union St., Ste. 5600 Seattle, WA 98101	Senior Vice President

Geoffrey S. Stiff	6610 W. Broad St. Richmond, VA 23230	Senior Vice President

Ward E. Bobitz	6620 W. Broad St. Richmond, VA 23230	Vice President & Assistant Secretary

Brenda Daglish	6604 W. Broad St. Richmond, VA 23230	Vice President & Assistant Treasurer

William E. Daner, Jr.	6610 W. Broad St. Richmond, VA 23230	Vice President, Counsel & Secretary

Richard G. Fucci	6604 W. Broad St. Richmond, VA 23230	Vice President

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Item 30.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company at its 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.    Management Services

All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life and Annuity Assurance Company at the address or phone number listed in the prospectus.

(d) GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Life & Annuity Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused Post-Effective Amendment No. 3 to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 13th of September, 2002.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4
(Registrant)

/s/ HEATHER HARKER
By:
Heather Harker  Vice President, Associate General Counsel  and Assistant Secretary
GE Life and Annuity Assurance Company

GE LIFE AND ANNUITY ASSURANCE COMPANY
(Depositor)

/s/ HEATHER HARKER
By:
Heather Harker  Vice President, Associate General Counsel  and Assistant Secretary
GE Life and Annuity Assurance Company

As required by the Securities Act of 1933, Post-Effective Amendment No. 3 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Pamela S. Schutz	Chief Executive Officer, President and Director	09/13/02

* Thomas M. Stinson	Senior Vice President and Director	09/13/02

* Kelly L. Groh	Senior Vice President and Chief Financial Officer	09/13/02

* Susan M. Mann	Vice President and Controller	09/13/02

* Paul A. Haley	Senior Vice President, Chief Actuary and Director	09/13/02

* Geoffrey S. Stiff	Senior Vice President and Director	09/13/02

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Signature	Title	Date

/s/ HEATHER C. HARKER Heather C. Harker	Vice President Associate General Counsel, and Assistant Secretary	09/13/02

* Elliot A. Roenthal	Senior Vice President and Director	09/13/02

/s/ HEATHER C. HARKER *By: Heather C. Harker	, pursuant to Power of Attorney executed on April 23, 2002.

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